(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on stock market
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     18   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    32   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Initial offering of Institutional Class shares took place on July 3, 1995, Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns between 12/31/83 and 8/20/86 are those of Initial Class, the original class of the fund, returns between 8/21/86 and 6/29/95 are those of Class A and include Class A's 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995      PAST 1 YEAR   PAST 5 YEARS   PAST 10
                                                                  YEARS

Advisor Strategic Opportunities -    38.60%        115.27%        288.12%
 Institutional Class

S&P 500(registered trademark)        37.58%        115.52%        300.54%

Average Capital Appreciation Fund    30.34%        125.37%        245.70%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average capital appreciation fund, which reflects the performance of 158 capital appreciation funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1995                         PAST 1   PAST 5   PAST 10
                                                        YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Institutional Class   38.60%   16.57%   14.52%

S&P 500                                                 37.58%   16.60%   14.89%

Average Capital Appreciation Fund                       30.34%   16.97%   12.31%


AVERAGE ANNUAL TOTAL RETURNS take the Institutional Class shares' actual (or cumulative) return and show you what would have happened if
Institutional Class shares had performed at a constant rate each year. $10,000 OVER 10 YEARS
                          FA Strat Opp Cl I (S&P 500
                 12/31/85           10000.00         10000.00
                 01/31/86           10444.77         10056.00
                 02/28/86           11326.91         10808.19
                 03/31/86           12142.33         11411.29
                 04/30/86           11934.77         11282.34
                 05/31/86           12171.98         11882.56
                 06/30/86           12824.31         12083.37
                 07/31/86           12416.60         11407.91
                 08/31/86           13254.26         12254.38
                 09/30/86           12386.95         11240.94
                 10/31/86           12868.79         11889.55
                 11/30/86           13068.23         12178.46
                 12/31/86           12792.03         11867.91
                 01/31/87           13841.59         13466.52
                 02/28/87           13983.63         13998.45
                 03/31/87           14393.99         14403.00
                 04/30/87           13967.85         14274.81
                 05/31/87           14102.01         14399.01
                 06/30/87           14543.93         15126.15
                 07/31/87           15127.89         15893.05
                 08/31/87           15427.77         16485.86
                 09/30/87           15041.09         16124.82
                 10/31/87           12279.08         12651.53
                 11/30/87           11718.79         11609.05
                 12/31/87           11981.81         12492.50
                 01/31/88           12920.47         13018.43
                 02/29/88           13343.79         13625.09
                 03/31/88           13132.13         13204.07
                 04/30/88           13214.96         13350.64
                 05/31/88           13445.02         13466.79
                 06/30/88           14365.28         14084.92
                 07/31/88           14282.46         14031.39
                 08/31/88           13840.73         13554.33
                 09/30/88           14291.66         14131.74
                 10/31/88           14540.13         14524.60
                 11/30/88           14632.16         14316.90
                 12/31/88           14647.56         14567.45
                 01/31/89           15477.21         15633.78
                 02/28/89           15410.46         15244.50
                 03/31/89           15734.69         15599.70
                 04/30/89           16335.46         16409.32
                 05/31/89           17088.82         17073.90
                 06/30/89           17222.33         16976.58
                 07/31/89           18404.81         18509.57
                 08/31/89           18643.22         18872.35
                 09/30/89           18643.22         18794.98
                 10/31/89           18338.06         18358.93
                 11/30/89           18833.94         18733.46
                 12/31/89           19422.35         19183.06
                 01/31/90           18137.99         17895.87
                 02/28/90           18236.03         18126.73
                 03/31/90           18236.03         18607.09
                 04/30/90           17490.90         18141.91
                 05/31/90           18059.55         19910.75
                 06/30/90           18236.03         19775.36
                 07/31/90           18285.05         19712.07
                 08/31/90           17000.69         17930.10
                 09/30/90           16873.23         17056.91
                 10/31/90           16863.43         16983.56
                 11/30/90           17608.55         18080.70
                 12/31/90           18029.72         18585.15
                 01/31/91           18612.32         19395.46
                 02/28/91           19726.40         20782.24
                 03/31/91           20349.87         21285.17
                 04/30/91           20625.84         21336.26
                 05/31/91           21361.75         22257.98
                 06/30/91           20687.17         21238.57
                 07/31/91           21310.64         22228.28
                 08/31/91           21770.58         22755.09
                 09/30/91           21852.35         22375.08
                 10/31/91           21412.85         22674.91
                 11/30/91           20891.58         21761.11
                 12/31/91           22190.85         24250.58
                 01/31/92           22226.85         23799.52
                 02/29/92           22658.91         24108.91
                 03/31/92           22082.83         23638.79
                 04/30/92           22502.89         24333.77
                 05/31/92           23234.98         24453.01
                 06/30/92           23234.98         24088.66
                 07/31/92           23955.08         25073.88
                 08/31/92           23535.02         24559.87
                 09/30/92           23439.01         24849.67
                 10/31/92           23631.03         24936.65
                 11/30/92           24639.16         25786.99
                 12/31/92           25047.37         26104.17
                 01/31/93           25520.71         26323.44
                 02/28/93           26243.86         26681.44
                 03/31/93           27059.05         27244.42
                 04/30/93           26519.97         26585.11
                 05/31/93           27137.94         27297.59
                 06/30/93           27361.46         27376.75
                 07/31/93           27939.98         27267.24
                 08/31/93           29688.69         28300.67
                 09/30/93           29609.80         28082.76
                 10/31/93           30543.33         28664.07
                 11/30/93           29254.80         28391.76
                 12/31/93           30166.09         28735.30
                 01/31/94           30427.15         29712.30
                 02/28/94           29339.43         28907.10
                 03/31/94           28208.20         27646.75
                 04/30/94           28440.25         28000.63
                 05/31/94           28498.26         28459.84
                 06/30/94           28498.26         27762.57
                 07/31/94           29179.89         28673.18
                 08/31/94           29353.93         29848.78
                 09/30/94           28947.85         29117.49
                 10/31/94           28643.29         29772.63
                 11/30/94           27758.61         28688.31
                 12/31/94           28003.27         29113.76
                 01/31/95           29246.19         29868.68
                 02/28/95           29994.95         31032.66
                 03/31/95           30279.47         31948.44
                 04/30/95           30938.37         32889.32
                 05/31/95           31747.02         34203.90
                 06/30/95           33409.25         34998.46
                 07/31/95           34562.32         36159.01
                 08/31/95           35565.65         36249.77
                 09/30/95           36808.57         37779.51
                 10/31/95           36673.80         37644.64
                 11/30/95           37677.13         39297.24
                 12/29/95           38812.28         40054.10

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Advisor Strategic Opportunities Fund - Institutional Class on December 31, 1985. As the chart shows, by December 31, 1995, the value of your investment would have grown to $38,812 - a 288.12% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $40,054 - a 300.54% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
December 31, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
37.58% (including reinvested
dividends ) - well above its
historical annual average of
roughly 12%. With inflation
posing little threat, interest rates
fell during the first half of 1995.
The Federal Reserve Board cut
the fed funds rate - the rate
banks charge each other for
overnight loans - twice, in July
and December.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in the fourth quarter. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform
well. In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns
from foreign markets suffered as
investors brought capital back to
the U.S. The Morgan Stanley
Emerging Markets Free Index
was down 5.21% for the 12
months ended December 31. The
Morgan Stanley EAFE (Europe,
Australasia, Far East) Index was
up 11.21% for the year. European
markets fared well through 1995,
while the Japanese market
recently has shown signs of
recovery.
An interview with Daniel R. Frank Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. DAN, HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS?
A. The fund performed well, with Institutional Class shares returning 38.60% during the year ended December 31, 1995. During the same period, the average capital appreciation fund returned 30.34%, according to Lipper Analytical Services.
Q. THE PAST YEAR'S MARKET SUCCESS WAS LED, TO A GREAT DEGREE, BY TECHNOLOGY STOCKS. SINCE YOUR TECHNOLOGY HOLDINGS WERE NEGLIGIBLE DURING THE PERIOD, WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The story is nearly identical to our discussion in the semiannual report at the end of June. In short, it's the three "Bs" - the Bells, banks and bonds. The regional Bell operating companies (RBOCs) were spectacular, standing as one of the best-performing sectors in the market last year. Regional banks were one of the top performing sectors, as well. Also, interest rates continued to come down, helping the long-term Treasury position. Zero coupon bonds - which tend to be extremely sensitive to changes in interest rates - were the fund's largest holding as of the end of the period and outperformed the S&P 500.
Q. ALMOST ONE QUARTER OF THE FUND'S HOLDINGS WAS RBOCS - ABOUT THE SAME AS SIX MONTHS AGO. THEIR PERFORMANCE CONTINUED TO BE SUPERIOR . . .
A. Nothing really has changed. BellSouth, Ameritech, Bell Atlantic, NYNEX and SBC Communications remain among the fund's 10 largest holdings. Revenue, earnings and dividend growth continued to be strong. Legislation at the state levels continued to be favorable. Federal legislation, though still pending, may help to allow the RBOCs to get into the long-distance business while de-regulating the rest of their business. You have a combination of continued growth in phone lines and such enhanced services as voice mail, as well as increasing returns from the cellular and overseas components of their operations. Further, by default, the RBOCs are the Internet access providers. By this I mean that as people log-in to the information superhighway, they're adding second and third phone lines at home. Over the past decade, the total return from the RBOCs has been substantially more than the S&P 500.
Q. ON THE OTHER HAND, YOU TRIMMED THE FUND'S HOLDING IN FINANCIAL SERVICES ALMOST IN HALF - TO 14%. WHY?
A. If you look at the fund's history in recent years, you'll see that at different times I've held big positions in this sector and also have had less than 10% of the fund's holdings in financial services. Banks, for example, tend to do well when interest rates come down. The underlying fundamentals of their loan portfolios, however, had me nervous at the end of the period. Consumer credit quality has been deteriorating and there has been no loan growth. Banks have not performed well in the past when faced with similar conditions.
Q. YOU INCREASED THE FUND'S HOLDINGS IN THE MEDIA AND LEISURE SECTOR. WHAT DID YOU SEE THAT MADE THIS MARKET SEGMENT ATTRACTIVE?
A. The holdings in this sector during the period were mostly newspapers - a new story for the fund - with a lot of new names added. These new holdings included Gannett, Knight-Ridder and News Corp. These stocks have done little over the past decade and have had their earnings depressed by the dramatic rise in newsprint prices over the past three years. Many of these companies generate substantial excess cash which has been and can continue to be used to benefit shareholders. Icing on the cake would be a decline in newsprint prices.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Going into 1995, I probably would have been happy with a return of 10%. Still, Viacom, which was one of the fund's top holdings during the period was a disappointment, particularly given its sizable assets, strong cash flow and improving balance sheet. Kinder-Care Learning Centers, a provider of day care services which the fund no longer held at the end of the period, was another disappointment.
Q. WHAT'S YOUR STRATEGY GOING FORWARD?
A. It's extremely difficult to make accurate predictions about the future of the securities markets. I think the market's performance during 1995 - surpassing just about everyone's expectations - is perfect evidence of that. As always, however, I will continue to seek out and invest in those companies and market sectors where I believe there is value and the opportunity for capital appreciation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "Special
Situation"
START DATE: December 31, 1983
SIZE: as of December 31,
1995, more than $751 million
MANAGER: Daniel R. Frank,
since inception; joined Fidelity
in 1979
(checkmark)
DAN FRANK ON HIS INVESTMENT
PHILOSOPHY:
"My philosophy really hasn't
changed in the 12 years I've
been managing this fund. I try
to find great businesses that
generate significant surplus
cash which can then be
redeployed to enhance
stockholder returns. At the
same time, I look for unique
opportunities that might not
meet those criteria. I also look
for the big industry trends.
These might include, for
example, the decline in
semiconductor prices or
dramatic changes in supply and
demand in a particular
industry, such as with
newsprint, steel, paper, oil
and others.
"I try to gather information
from as many sources as
possible. Fidelity provides us
with the resources to take
advantage of outside
research services and
consultants. I travel a great
deal to visit different
companies and countries. In
addition, I use proprietary
in-house research, I read
every newspaper I can, and I
apply common sense."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

BellSouth Corp.                 5.4            5.1

Ameritech Corp.                 5.1            5.0

Bell Atlantic Corp.             4.9            4.9

I-Stat Corp.                    4.7            7.2

NYNEX Corp.                     4.6            4.3

SBC Communications, Inc.        4.4            4.7

Viacom, Inc. (various issues)   4.3            5.3

Philip Morris Companies, Inc.   2.3            0.0

Tootsie Roll Industries, Inc.   1.7            1.5

Regis Corp.                     1.2            1.4

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1995
                  % OF FUND'S    % OF FUND'S
                  INVESTMENTS    INVESTMENTS
                                 IN THESE MARKET SECTORS
                                 6 MONTHS AGO

Utilities         25.9           26.0

Finance           14.0           24.4

Media & Leisure   8.8            6.0

Nondurables       8.8            4.5

Health            6.0            10.6

ASSET ALLOCATION
AS OF DECEMBER 31, 1995 * AS OF JUNE 30, 1995 **
Row: 1, Col: 1, Value: 5.2
Row: 1, Col: 2, Value: 26.0
Row: 1, Col: 3, Value: 34.4
Row: 1, Col: 4, Value: 34.4
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 36.0
Row: 1, Col: 4, Value: 40.0
Stocks 68.7%
Bonds 26.1%
Short-term
investments 5.2%
FOREIGN
INVESTMENTS 3.2%
Stocks 77.3%
Bonds 22.2%
Short-term
investments 0.5%
FOREIGN
INVESTMENTS 2.4%
*
**
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 68.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corp.   67,000 $ 5,293,000
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.9%
Great Lakes Chemical Corp.   50,000  3,600,000
Minnesota Mining & Manufacturing Co.  30,000  1,987,500
Rohm & Haas Co.  20,000  1,287,500
  6,875,000
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Emcor Group, Inc. (a):
Series X (warrants)  148,822  55,808
 Series Y (warrants)  148,822  37,206
  93,014
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
General Motors Corp.   10,000  528,750
ENERGY - 0.9%
ENERGY SERVICES - 0.7%
Baker Hughes, Inc.   60,000  1,462,500
Dresser Industries, Inc.   40,000  975,000
Schlumberger Ltd.   44,300  3,067,775
  5,505,275
OIL & GAS - 0.2%
Total SA sponsored ADR  40,000  1,360,000
TOTAL ENERGY   6,865,275
FINANCE - 14.0%
BANKS - 4.6%
Banc One Corp.   35,000  1,321,250
Carolina First Corp.   40,375  706,563
Central Fidelity Banks, Inc.   25,000  800,000
Citizens Bancorp of Maryland  40,000  1,290,000
F & M Bancorporation, Inc.   21,500  559,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
F & M National Corp.   69,000 $ 1,380,000
Financial Trust Corp.   30,000  907,500
First Citizens Bancshares, Inc.  30,000  1,653,750
First Midwest Bankcorp, Inc.   25,000  721,875
First Virginia Banks, Inc.   15,100  630,425
Firstmerit Corp.   70,000  2,100,000
Fort Wayne National Corp.   30,000  945,000
Jefferson Bankshares, Inc.  100,000  2,025,000
Keystone Financial, Inc.  65,000  1,950,000
National Australia Bank Ltd. ADR  30,900  1,398,225
Northeast Indiana Bancorp, Inc.   75,000  900,000
ONBANCorp, Inc.   60,000  2,002,500
PNC Financial Corp.   175,000  5,643,750
Pikeville National Corp.   32,500  625,625
River Forest Bancorp  64,000  1,632,000
TF Financial Corp.   50,000  750,000
Trans Financial Bancorp, Inc.   70,000  1,251,250
Union Planters Corp.   546  17,404
United Bankshares, Inc.  58,000  1,696,500
Wilmington Trust Corp.  50,000  1,543,750
  34,451,367
CREDIT & OTHER FINANCE - 0.4%
HFNC Financial Corp.  60,000  795,000
Harbor Federal Bancorp, Inc.   58,000  841,000
Life Bancorp, Inc.   79,000  1,185,000
  2,821,000
FEDERAL SPONSORED CREDIT - 0.6%
Student Loan Marketing Association  65,000  4,281,875
INSURANCE - 4.0%
AFLAC, Inc.   50,000  2,168,750
Allstate Corp.   110,000  4,523,750
Chubb Corp. (The)  40,700  3,937,725
Conseco, Inc.   11,300  697,176
Lincoln National Corp.   75,000  4,031,250
Marsh & McLennan Companies, Inc.   37,200  3,301,500
Torchmark Corp.   114,900  5,199,225
UNUM Corp.   110,000  6,050,000
  29,909,376
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 4.3%
American Federal Bank  110,000 $ 1,677,500
Avondale Financial Corp. (a)  65,000  942,500
Bedford Bancshares, Inc.   36,000  621,000
Cameron Financial Corp.  42,000  603,750
Coastal Bancorp, Inc.  105,000  1,837,500
Damen Financial Corp. (a)  100,000  1,137,500
FFVA Financial Corp.   52,000  1,430,000
Fidelity Financial Bankshares Corp.   10,000  138,750
First Bell Bancorp, Inc. (a)  100,000  1,337,500
First Federal Capital Corp.   40,000  720,000
First Defiance Financial Corp.   65,000  658,125
First Financial Holdings, Inc.   105,000  2,021,250
First Northern Capital Corp.  30,000  495,000
First Southeast Financial Corp.   85,000  1,615,000
Fort Thomas Financial Corp.   70,000  848,750
Frankfort First Bancorp, Inc.   60,000  795,000
HMN Financial, Inc. (a)  130,000  2,080,000
Harris Savings Bank  43,000  860,000
Home Federal Bancorp  49,000  1,298,500
Industrial Bancorp, Inc.   60,000  825,000
Leader Financial Corp.   55,000  2,055,625
Maryland Federal Bancorp, Inc.   40,000  1,200,000
Pennfed Financial Services, Inc. (a)  110,000  1,622,500
Pennfirst Bancorp, Inc.   15,000  202,500
Piedmont Bancorp, Inc. (a)  36,800  460,000
Pocahontas Federal Saving And Loan Association  43,000  682,625
Sho-Me Financial Corp. (a)  40,000  600,000
Trenton Savings Bank FSB  70,000  910,000
Troy Hill Bancorp, Inc.   50,000  650,000
Virginia First Financial Corp.   68,000  773,500
York Financial Corp.   70,000  1,181,250
  32,280,625
SECURITIES INDUSTRY - 0.1%
John Nuveen Co. Class A  50,000  1,237,500
TOTAL FINANCE   104,981,743
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 6.0%
DRUGS & PHARMACEUTICALS - 0.7%
Sepracor, Inc. (a)  300,000 $ 5,512,500
MEDICAL EQUIPMENT & SUPPLIES - 5.1%
Corvita Corp. (a)  245,000  2,541,875
I-Stat Corp. (a)(e)  1,093,100  35,525,750
  38,067,625
MEDICAL FACILITIES MANAGEMENT - 0.2%
Spectral Diagnostics, Inc. (a)  200,000  1,594,166
TOTAL HEALTH   45,174,291
HOLDING COMPANIES - 0.2%
Shell Transport & Trading PLC  20,000  1,627,500
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
ACTV, Inc. (a)  250,000  937,500
MEDIA & LEISURE - 8.8%
BROADCASTING - 4.9%
Gaylord Entertainment Co. Class A  110,000  3,052,500
Grupo Televisa SA de CV sponsored ADR  40,000  900,000
Starsight Telecast, Inc. (a)  100,000  487,500
Viacom, Inc. (a):
Class B (Class C warrants)   1,100,000  3,162,500
 Class B (Class E warrants)   350,000  1,925,000
 Class B (non-vtg.)  570,000  27,003,750
  36,531,250
LEISURE DURABLES & TOYS - 0.1%
Harley Davidson, Inc.   30,000  862,500
PUBLISHING - 3.7%
Dow Jones & Co., Inc.   70,000  2,791,250
Dun & Bradstreet Corp.   30,000  1,942,500
Gannett Co., Inc.   70,000  4,296,250
Knight-Ridder, Inc.   70,000  4,375,000
McGraw-Hill, Inc.   84,500  7,362,063
New York Times Co. (The) Class A  46,400  1,374,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
News Corp. Ltd. ADR  75,000 $ 1,603,125
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  10,000  512,500
Tribune Co.   60,000  3,667,500
  27,924,788
RESTAURANTS - 0.1%
Luby's Cafeterias, Inc.   45,000  1,001,250
TOTAL MEDIA & LEISURE   66,319,788
NONDURABLES - 8.8%
BEVERAGES - 0.7%
Buenos Aires Embotelladora SA sponsored ADR  35,000  721,875
Cadbury Schweppes PLC ADR Ord.   85,000  2,826,250
Coca-Cola Femsa SA de CV sponsored ADR  40,000  740,000
Panamerican Beverages, Inc. Class A  42,100  1,347,200
  5,635,325
FOODS - 2.5%
General Mills, Inc.   30,000  1,732,500
Tootsie Roll Industries, Inc.   325,000  12,878,125
Tyson Foods, Inc.   80,000  2,090,000
Wrigley (Wm.) Jr. Company  35,000  1,837,500
  18,538,125
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Co.   20,000  1,405,000
First Brands Corp.   180,000  8,572,500
Unilever PLC ADR  53,000  4,478,500
  14,456,000
TOBACCO - 3.7%
American Brands, Inc.   40,000  1,785,000
BAT Industries PLC sponsored ADR  145,000  2,646,250
Philip Morris Companies, Inc.   190,000  17,195,000
RJR Nabisco Holdings Corp.   60,000  1,852,500
UST, Inc.   120,000  4,005,000
  27,483,750
TOTAL NONDURABLES   66,113,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 1.2%
Regis Corp.   390,000 $ 9,360,000
TECHNOLOGY - 0.7%
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Pitney Bowes, Inc.   105,000  4,935,000
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Union Pacific Corp.   50,000  3,300,000
UTILITIES - 25.9%
TELEPHONE SERVICES - 25.9%
Ameritech Corp.  650,000  38,350,000
Bell Atlantic Corp.   550,000  36,781,250
BellSouth Corp.   940,000  40,890,000
NYNEX Corp.   645,000  34,830,000
Pacific Telesis Group  130,000  4,371,250
SBC Communications, Inc.   570,000  32,775,000
Southern New England Telecommunications Corp.   170,000  6,757,500
  194,755,000
TOTAL COMMON STOCKS
(Cost $418,769,949)   517,159,061
CONVERTIBLE BONDS - 0.2%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (C)
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Rockefeller Center Properties, Inc. 0%, 12/31/00 (b)
(Cost $1,154,491)  - $ 2,000,000  1,140,000
U.S. TREASURY OBLIGATIONS - 25.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (C) (NOTE 1)
9 1/8%, 5/15/18  Aaa $ 20,000,000 $ 27,453,120
Stripped Interest Payment 0%:
2/15/00  Aaa  25,000,000  20,129,250
 2/15/12  Aaa  300,000,000  113,352,000
Stripped Principal 0%:
2/15/15  Aaa  50,000,000  15,472,500
 2/15/17  Aaa  50,000,000  13,504,500
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $159,557,711)   189,911,370
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
France Government (d)
OAT Strip, 4/25/23  Aaa FRF 100,000  2,479,486
 Principal Strip, 4/25/23  Aaa FRF 90,000  2,237,186
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,941,468)   4,716,672
REPURCHASE AGREEMENTS - 5.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
12/29/95 due 1/2/96  $ 39,439,750  39,414,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $623,837,619)  $ 752,341,103
CURRENCY ABBREVIATIONS
FRF - French franc
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Principal amount in thousands.
5. Affiliated company (see Note 8 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 25.9% AAA, AA, A 25.9%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.2%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $624,506,301. Net unrealized appreci- ation aggregated $127,834,802, of which $134,027,919 related to appreciated invest- ment securities and $6,193,117 related to depreciated investment securities.
The fund hereby designates $1,312,971 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS DECEMBER 31, 1995

Investment in securities, at value (including repurchase                   $ 752,341,103
agreements of $39,414,000) (cost $623,837,619) -
See accompanying schedule

Cash                                                                        1,667

Receivable for investments sold                                             12,075,751

Receivable for fund shares sold                                             6,699,232

Dividends receivable                                                        1,256,090

Interest receivable                                                         230,632

Other receivables                                                           101,210

Prepaid expenses                                                            8,975

 TOTAL ASSETS                                                               772,714,660

LIABILITIES

Payable for investments purchased                           $ 15,531,409

Payable for fund shares redeemed                             443,369

Distributions payable                                        4,222,435

Accrued management fee                                       375,779

Distribution fees payable                                    409,732

Other payables and accrued expenses                          315,934

 TOTAL LIABILITIES                                                          21,298,658

NET ASSETS                                                                 $ 751,416,002

Net Assets consist of:                                                     $ 609,715,457
Paid in capital

Accumulated undistributed net realized gain (loss) on                       13,197,061
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               128,503,484
investments

NET ASSETS                                                                 $ 751,416,002

CALCULATION OF MAXIMUM OFFERING PRICE                                       $24.88
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($619,992,880 (divided by) 24,920,869 shares)

Maximum offering price per share (100/95.25 of $24.88)                      $26.12

CLASS B:                                                                    $24.56
NET ASSET VALUE, offering price and redemption price
 per share ($87,565,658 (divided by) 3,565,455 shares) A

INSTITUTIONAL CLASS:                                                        $24.80
NET ASSET VALUE, offering price and redemption price
 per share ($20,429,118 (divided by) 823,752 shares)

INITIAL CLASS:                                                              $25.10
NET ASSET VALUE and redemption price per share
 ($23,428,346 (divided by) 933,228 shares)

Maximum offering price per share (100/95.25 of $25.10)                      $26.35


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED DECEMBER 31, 1995

Dividends                                                                 $ 11,406,495

Interest                                                                   8,282,971

 TOTAL INCOME                                                              19,689,466

EXPENSES

Management fee                                             $ 3,419,543
Basic fee

 Performance adjustment                                     91,269

Transfer agent fees                                         1,162,980
Class A

 Class B                                                    126,686

 Institutional Class                                        4,398

 Initial Class                                              44,511

Distribution fees - Class A                                 3,182,013

Distribution fees - Class B                                 467,105

Accounting fees and expenses                                315,623

Non-interested trustees' compensation                       3,060

Custodian fees and expenses                                 42,292

Registration fees - Class A                                 76,078

Registration fees - Class B                                 61,368

Registration fees - Institutional Class                     17,791

Registration fees - Initial Class                           23,362

Audit                                                       37,973

Legal                                                       31,273

Interest                                                    948

Reports to shareholders                                     29,651

Miscellaneous                                               2,006

 Total expenses before reductions                           9,139,930

 Expense reductions                                         (38,211)       9,101,719

NET INVESTMENT INCOME                                                      10,587,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of          36,075,671
 $246,335 on sales of investment in affiliated issuers)

 Foreign currency transactions                              (11,657)       36,064,014

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      132,488,727

 Assets and liabilities in foreign currencies               10,596         132,499,323

NET GAIN (LOSS)                                                            168,563,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                      $ 179,151,084
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED      THREE MONTHS    YEAR ENDED
                                            DECEMBER 31,    ENDED           SEPTEMBER 30,
                                            1995            DECEMBER 31,    1994
                                                            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                  $ 10,587,747    $ 2,067,920     $ 6,903,469
Net investment income

 Net realized gain (loss)                    36,064,014      (5,789,778)     8,280,193

 Change in net unrealized appreciation       132,499,323     (9,641,386)     (23,325,658)
 (depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS       179,151,084     (13,363,244)    (8,141,996)
 RESULTING FROM OPERATIONS

Distributions to shareholders                (9,290,408)     (6,826,359)     (5,752,632)
From net investment income
 Class A

  Class B                                    (1,281,036)     (382,214)       -

  Institutional Class                        (433,848)       -               -

  Initial Class                              (449,705)       (464,141)       (458,027)

 From net realized gain                      (13,102,251)    (5,071,018)     (22,876,692)
 Class A

  Class B                                    (1,854,130)     (211,573)       -

  Institutional Class                        (433,848)       -               -

  Initial Class                              (494,507)       (241,353)       (1,535,740)

 TOTAL DISTRIBUTIONS                         (27,339,733)    (13,196,658)    (30,623,091)

Share transactions - net increase            189,241,269     23,899,770      161,198,427
(decrease)

 TOTAL INCREASE (DECREASE) IN NET ASSETS     341,052,620     (2,660,132)     122,433,340

NET ASSETS

 Beginning of period                         410,363,382     413,023,514     290,590,174

 End of period (including undistributed     $ 751,416,002   $ 410,363,382   $ 413,023,514
net investment income of $0,
$0, and $5,875,182 respectively)




 FINANCIAL HIGHLIGHTS - CLASS A   YEAR ENDED      THREE MONTHS    YEARS ENDED SEPTEMBER 30,
                                  DECEMBER 31,    ENDED
                                                  DECEMBER 31,

SELECTED PER-SHARE DATA           1995            1994            1994 G                      1993   1992 D   1991





Net asset value, beginning of period                      $ 18.70     $ 19.96      $ 22.52     $ 19.53     $ 21.38     $ 17.21

Income from Investment Operations

 Net investment income                                     .39         .10 F        .39 F       .33         .61         .66

 Net realized and unrealized gain (loss)                   6.73        (.75)        (.81)       4.44        .58         4.26

 Total from investment operations                          7.12        (.65)        (.42)       4.77        1.19        4.92

Less Distributions

 From net investment income                                (.39)       (.35)        (.43)       (.57)       (.62)       (.75)

 From net realized gain                                    (.55)       (.26)        (1.71)      (1.21)      (2.42)      -

 Total distributions                                       (.94)       (.61)        (2.14)      (1.78)      (3.04)      (.75)

Net asset value, end of period                            $ 24.88     $ 18.70      $ 19.96     $ 22.52     $ 19.53     $ 21.38

TOTAL RETURN B, C                                          38.16%      (3.26)%      (2.24)%     26.33%      7.26%       29.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                   $ 619,993   $ 375,691    $ 385,349   $ 269,833   $ 194,710   $ 199,604

Ratio of expenses to average net assets                     1.61%       1.73% A,     1.85%       1.57%       1.46%       1.56%
                                                                       H                        E

Ratio of expenses to average net assets after expense
reductions                                                  1.61% I     1.73% A,     1.84%       1.57%       1.46%       1.56%
                                                                       I           I

Ratio of net investment income to average net assets        1.90%       2.03% A      1.89%       2.06%       3.22%       3.61%

Portfolio turnover                                          142%        228% A       159%        183%        211%        223%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D AS OF OCTOBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
E INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FIDELITY MANAGEMENT & RESEARCH COMPANY FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS B

                                                 YEAR ENDED    THREE       YEAR ENDED
                                                 DECEMBER      MONTHS      SEPTEMBER
                                                 31,           ENDED       30,
                                                               DECEMBER
                                                               31,

                                                 1995          1994        1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 18.57       $ 19.98     $ 19.65

Income from Investment Operations

 Net investment income                            .38           .06 E       .05 E

 Net realized and unrealized gain (loss)          6.54          (.74)       .28

 Total from investment operations                 6.92          (.68)       .33

Less Distributions

 From net investment income                       (.38)         (.47)       -

 From net realized gain                           (.55)         (.26)       -

 Total distributions                              (.93)         (.73)       -

Net asset value, end of period                   $ 24.56       $ 18.57     $ 19.98

TOTAL RETURN B, C                                 37.35%        (3.41)%     1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 87,566      $ 17,090    $ 8,824

Ratio of expenses to average net assets           2.11%         2.58% A     2.63% A,
                                                                            G

Ratio of expenses to average net assets after     2.10% F       2.53% A,    2.63% A
expense reductions                                              F

Ratio of net investment income to average net     1.40%         1.22% A     1.11% A
assets

Portfolio turnover                                142%          228% A      159%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALES OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.


 FINANCIAL HIGHLIGHTS - INITIAL CLASS   YEAR ENDED     THREE MONTHS    YEARS ENDED SEPTEMBER 30,
                                        DECEMBER 31,   ENDED
                                                       DECEMBER 31,

SELECTED PER-SHARE DATA                 1995           1994            1994 G                      1993   1992 D   1991




Net asset value, beginning of period                                $ 18.86    $ 20.23     $ 22.72    $ 19.72    $ 21.55    $ 17.37


Income from Investment Operations


 Net investment income                                               .50        .13 F       .54 F      .45        .73        .77


 Net realized and unrealized gain (loss)                             6.79       (.74)       (.81)      4.46       .58        4.26


 Total from investment operations                                    7.29       (.61)       (.27)      4.91       1.31       5.03


Less Distributions


 From net investment income                                          (.50)      (.50)       (.51)      (.70)      (.72)      (.85)


 From net realized gain                                              (.55)      (.26)       (1.71)     (1.21)     (2.42)     -


 Total distributions                                                 (1.05)     (.76)       (2.22)     (1.91)     (3.14)     (.85)


Net asset value, end of period                                      $ 25.10    $ 18.86     $ 20.23    $ 22.72    $ 19.72    $ 21.55


TOTAL RETURN B, C                                                    38.75%     (3.02)%     (1.51)%    26.98%     7.89%      30.01%


RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)                             $ 23,428   $ 17,583    $ 18,850   $ 20,707   $ 17,933 $ 19,193


Ratio of expenses to average net assets                              1.04%      1.14% A     1.15%      .89%       .87%       1.00%

                                                                                                      E


Ratio of expenses to average net assets after expense reductions     1.03%      1.11% A,    1.14%      .89%       .87%       1.00%

                                                                    H           H          H


Ratio of net investment income to average net assets                 2.47%      2.65% A     2.6%       2.74%      3.78%      4.12%


Portfolio turnover                                                   142%       228% A      159%       183%       211%       223%



A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D AS OF OCTOBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
E INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FIDELITY MANAGEMENT & RESEARCH COMPANY FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEAR ENDED
                                                                    DECEMBER 31,

                                                                    1995 B

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 22.35

Income from Investment Operations

 Net investment income                                               .55

 Net realized and unrealized gain (loss)                             3.00

 Total from investment operations                                    3.55

Less Distributions

 From net investment income                                          (.55)

 From net realized gain                                              (.55)

 Total distributions                                                 (1.10)

Net asset value, end of period                                      $ 24.80

TOTAL RETURN C, D                                                    15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 20,429

Ratio of expenses to average net assets                              .97% A

Ratio of expenses to average net assets after expense reductions     .96% A,
                                                                     E

Ratio of net investment income to average net assets                 2.55% A

Portfolio turnover                                                   142%


A ANNUALIZED
B FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANUALIZED.
D TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Initial and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, defaulted bonds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract.
Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $956,054,091 and $777,055,649, respectively, of which U.S. government and government agency obligations aggregated $85,274,251 and $4,983,594, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. The investment performance is measured separately for each class. For the period, the management fee was equivalent to an annual rate of .62% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class A distribution plan. Under the revised plan, the fee is based on an annual rate of .50% of the average net assets of the Class A shares. For the period, the fund paid FDC $3,182,013 and $476,105 under the Class A Plan and Class B Plan, respectively, of which $2,377,409 and $116,312 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A and Initial Class shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A and Initial Class sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A and Initial Class shares of the fund. For the period, FDC received sales charges of $1,885,188 on sales of Class A and Initial Class shares of the fund, of which $1,738,480 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $40,916 on Class B share redemptions from the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street), Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, and Fidelity Service Co. (FSC), also an affiliate of FMR, (collectively referred to as the Transfer Agents) are the transfer, dividend disbursing, and shareholder servicing agents for the fund's Class A shares, Class B shares and Institutional Class shares, and Initial Class shares, respectively. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24%, .27%, .06% (annualized), and .22% of average net assets for Class A, Class B, Institutional Class and Initial Class, respectively.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $217,580 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $1,781,000. The weighted average interest rate was 6.4375%. Interest expense includes $948 paid under the bank borrowing program.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $38,211 under this arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES
 YEAR ENDED THREE MONTHS ENDED YEAR ENDED
 DECEMBER 31, DECEMBER 31, SEPTEMBER 30,
 1995 B 1994 1994 A
CLASS A
Shares sold  9,172,492  1,516,748  9,950,363
Reinvestment of distributions  758,477  494,691  946,630
Shares redeemed  (5,097,863)  (1,234,112)  (3,569,676)
Net increase (decrease)  4,833,106  777,327  7,327,317
CLASS B
Shares sold  2,741,552  485,395  444,178
Reinvestment of distributions  119,876  29,181  -
Shares redeemed  (216,251)  (36,053)  (2,423)
Net increase (decrease)  2,645,177  478,523  441,755
INITIAL CLASS
Shares sold  13,543  22,104  10,959
Reinvestment of distributions  33,960  32,999  86,923
Shares redeemed  (46,783)  (54,526)  (77,300)
Net increase (decrease)  720  577  20,582
INSTITUTIONAL CLASS
Shares sold  804,353  -  -
Reinvestment of distributions  33,876  -  -
Shares redeemed  (14,477)  -  -
Net increase (decrease)  823,752  -  -

7. SHARE TRANSACTIONS - CONTINUED
  DOLLARS
 YEAR ENDED THREE MONTHS ENDED YEAR ENDED
 DECEMBER 31, DECEMBER 31, SEPTEMBER 30,
 1995 B 1994 1994 A
AMOUNTS IN THOUSANDS
CLASS A
Shares sold $ 204,159,266 $ 29,239,750 $ 204,646,521
Reinvestment of distributions  18,559,827  9,270,516  19,661,509
Shares redeemed  (111,903,939)  (23,824,539)  (72,396,373)
Net increase (decrease) $ 110,815,154 $ 14,685,727 $ 151,911,657
CLASS B
Shares sold $ 61,331,975 $ 9,362,672 $ 8,900,939
Reinvestment of distributions  2,896,199  542,478  -
Shares redeemed  (4,921,449)  (702,223)  (48,808)
Net increase (decrease) $ 59,306,725 $ 9,202,927 $ 8,852,131
INITIAL CLASS
Shares sold $ 326,042 $ 432,827 $ 228,789
Reinvestment of distributions  838,428  623,021  1,818,425
Shares redeemed  (1,049,626)  (1,044,732)  (1,612,575)
Net increase (decrease) $ 114,844 $ 11,116 $ 434,639
INSTITUTIONAL CLASS
Shares sold $ 18,524,159 $ - $ -
Reinvestment of distributions  826,550  -  -
Shares redeemed  (346,163)  -  -
Net increase (decrease) $ 19,004,546 $ - $ -
A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO SEPTEMBER 30, 1994.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
8. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
ACTV, Inc.  $ - $ 875,000 $ - $ - I-Stat Corp.   -  -  -  35,525,750
Showscan Corp.   -  1,347,885  -  -
TOTALS  $ - $ 2,222,885 $ - $35,525,750
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets for the year then ended, for the period from October 1, 1994 through December 31, 1994, and for the year ended September 30, 1994, and the financial highlights for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994, and for the four years in the period ended September 30, 1994 (Class A and Initial Class), for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994 and for the period from June 30, 1994 (commencement of sale of Class B shares) through September 30, 1994 (Class B), and for the period from July 3, 1995 (commencement of sale of Institutional Class shares) through December 31, 1995 (Institutional Class). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period from October 1, 1994 through December 31, 1994 and for the year ended September 30, 1994, and the financial highlights for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994, and for the four years in the period ended September 30, 1994 (Class A and Initial Class), for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994 and for the period from June 30, 1994 (commencement of sale of Class B shares) through September 30, 1994 (Class B) and for the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995 (Institutional Class), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 2, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 2/5/96 2/2/96 - $.41
Class B 2/5/96 2/2/96 - $.41
Institutional Class 2/5/96 2/2/96 - $.41
Initial Class 2/5/96 2/2/96 - $.41
A total of 18.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Daniel R. Frank, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - CLASS A AND CLASS B
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on stock market
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     20   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class A shares took place on August 20, 1986. Class A shares bear a .50% 12b-1 fee. Prior to January 1, 1996, this fee was .65%, which is reflected in the returns below for periods after August 20, 1986. Returns prior to that date are those of Initial Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to August 20, 1986 would have been lower. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class A shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1995             PAST 1 YEAR   PAST 5 YEARS   PAST 10
                                                                         YEARS

Advisor Strategic Opportunities - Class A   38.16%        114.58%        286.89%

Advisor Strategic Opportunities - Class A   33.32%        107.07%        273.35%
 (incl. max. 3.50% sales charge) 1

S&P 500(registered trademark)               37.58%        115.52%        300.54%

Average Capital Appreciation Fund           30.34%        125.37%        245.70%


CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how Class A's performance stacked up against its peers, you can compare it to the average capital appreciation fund, which reflects the performance of 158 capital appreciation funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class A   38.16%   16.50%   14.49%

Advisor Strategic Opportunities - Class A   33.32%   15.67%   14.08%
 (incl. max. 3.50% sales charge) 1

S&P 500                                     37.58%   16.60%   14.89%

Average Capital Appreciation Fund           30.34%   16.97%   12.31%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.

1 HAD THE FORMER MAXIMUM 4.75% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN 31.60% AND 31.60%, 104.39% AND 15.37%, AND 268.51% AND 13.93%,
RESPECTIVELY.
$10,000 OVER 10 YEARS
                        FA Strat Opps cl A  S&P 500
               12/31/85             9650.00         10000.00
               01/31/86            10079.21         10056.00
               02/28/86            10930.47         10808.19
               03/31/86            11717.35         11411.29
               04/30/86            11517.05         11282.34
               05/31/86            11745.96         11882.56
               06/30/86            12375.46         12083.37
               07/31/86            11982.02         11407.91
               08/31/86            12790.36         12254.38
               09/30/86            11953.41         11240.94
               10/31/86            12418.38         11889.55
               11/30/86            12610.84         12178.46
               12/31/86            12344.31         11867.91
               01/31/87            13357.13         13466.52
               02/28/87            13494.21         13998.45
               03/31/87            13890.20         14403.00
               04/30/87            13478.98         14274.81
               05/31/87            13608.44         14399.01
               06/30/87            14034.89         15126.15
               07/31/87            14598.42         15893.05
               08/31/87            14887.80         16485.86
               09/30/87            14514.65         16124.82
               10/31/87            11849.31         12651.53
               11/30/87            11308.63         11609.05
               12/31/87            11562.44         12492.50
               01/31/88            12468.26         13018.43
               02/29/88            12876.76         13625.09
               03/31/88            12672.51         13204.07
               04/30/88            12752.43         13350.64
               05/31/88            12974.45         13466.79
               06/30/88            13862.50         14084.92
               07/31/88            13782.57         14031.39
               08/31/88            13356.31         13554.33
               09/30/88            13791.45         14131.74
               10/31/88            14031.23         14524.60
               11/30/88            14120.03         14316.90
               12/31/88            14134.90         14567.45
               01/31/89            14935.51         15633.78
               02/28/89            14871.09         15244.50
               03/31/89            15183.97         15599.70
               04/30/89            15763.72         16409.32
               05/31/89            16490.71         17073.90
               06/30/89            16619.55         16976.58
               07/31/89            17760.65         18509.57
               08/31/89            17990.71         18872.35
               09/30/89            17990.71         18794.98
               10/31/89            17696.23         18358.93
               11/30/89            18174.75         18733.46
               12/31/89            18742.57         19183.06
               01/31/90            17503.16         17895.87
               02/28/90            17597.77         18126.73
               03/31/90            17597.77         18607.09
               04/30/90            16878.72         18141.91
               05/31/90            17427.47         19910.75
               06/30/90            17597.77         19775.36
               07/31/90            17645.07         19712.07
               08/31/90            16405.66         17930.10
               09/30/90            16282.67         17056.91
               10/31/90            16273.21         16983.56
               11/30/90            16992.25         18080.70
               12/31/90            17398.68         18585.15
               01/31/91            17960.88         19395.46
               02/28/91            19035.97         20782.24
               03/31/91            19637.63         21285.17
               04/30/91            19903.94         21336.26
               05/31/91            20614.09         22257.98
               06/30/91            19963.11         21238.57
               07/31/91            20564.77         22228.28
               08/31/91            21008.61         22755.09
               09/30/91            21087.52         22375.08
               10/31/91            20663.40         22674.91
               11/30/91            20160.38         21761.11
               12/31/91            21414.17         24250.58
               01/31/92            21448.91         23799.52
               02/29/92            21865.85         24108.91
               03/31/92            21309.94         23638.79
               04/30/92            21715.29         24333.77
               05/31/92            22421.76         24453.01
               06/30/92            22421.76         24088.66
               07/31/92            23116.65         25073.88
               08/31/92            22711.30         24559.87
               09/30/92            22618.64         24849.67
               10/31/92            22803.95         24936.65
               11/30/92            23776.79         25786.99
               12/31/92            24170.71         26104.17
               01/31/93            24627.48         26323.44
               02/28/93            25325.32         26681.44
               03/31/93            26111.98         27244.42
               04/30/93            25591.77         26585.11
               05/31/93            26188.11         27297.59
               06/30/93            26403.81         27376.75
               07/31/93            26962.08         27267.24
               08/31/93            28649.59         28300.67
               09/30/93            28573.46         28082.76
               10/31/93            29474.31         28664.07
               11/30/93            28230.88         28391.76
               12/31/93            29110.28         28735.30
               01/31/94            29362.20         29712.30
               02/28/94            28312.55         28907.10
               03/31/94            27220.91         27646.75
               04/30/94            27444.84         28000.63
               05/31/94            27500.82         28459.84
               06/30/94            27500.82         27762.57
               07/31/94            28158.60         28673.18
               08/31/94            28326.54         29848.78
               09/30/94            27934.67         29117.49
               10/31/94            27640.77         29772.63
               11/30/94            26787.06         28688.31
               12/31/94            27023.15         29113.76
               01/31/95            28222.58         29868.68
               02/28/95            28945.12         31032.66
               03/31/95            29219.69         31948.44
               04/30/95            29855.53         32889.32
               05/31/95            30635.88         34203.90
               06/30/95            32239.92         34998.46
               07/31/95            33323.74         36159.01
               08/31/95            34277.50         36249.77
               09/30/95            35448.02         37779.51
               10/31/95            35317.96         37644.64
               11/30/95            36257.27         39297.24
               12/29/95            37334.94         40054.10

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Advisor Strategic Opportunities Fund - Class A on December 31, 1985, and paid the current maximum 3.50% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $37,335 - a 273.35% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $40,054 - a 300.54% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR STRATEGIC OPPORTUNITIES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1/shareholder service fee. This fee is not reflected in returns prior to that date. Returns between August 20, 1986 and June 30, 1994 are those of Class A, and reflect Class A's .65% 12b-1 fee. Returns prior to August 20, 1986 are those of Initial Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, prior returns would have been lower. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 4%, 1% and 0%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                   PAST 1   PAST 5    PAST 10
                                                  YEAR     YEARS     YEARS

Advisor Strategic Opportunities - Class B         37.35%   113.22%   284.43%

Advisor Strategic Opportunities - Class B         33.35%   112.22%   284.43%
 (incl. contingent deferred sales charge)

S&P 500(registered trademark)                     37.58%   115.52%   300.54%

Average Capital Appreciation Fund                 30.34%   125.37%   245.70%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how Class B's performance stacked up against its peers, you can compare it to the average capital appreciation fund, which reflects the performance of 158 capital appreciation funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Class B   37.35%   16.35%   14.41%

Advisor Strategic Opportunities - Class B   33.35%   16.24%   14.41%
 (incl. contingent deferred sales charge)

S&P 500                                     37.58%   16.60%   14.89%

Average Capital Appreciation Fund           30.34%   16.97%   12.31%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER 10 YEARS
                        F A Strat Opp Cl B (S&P 500
               12/31/85            10000.00          10000.00
               01/31/86            10444.77          10056.00
               02/28/86            11326.91          10808.19
               03/31/86            12142.33          11411.29
               04/30/86            11934.77          11282.34
               05/31/86            12171.98          11882.56
               06/30/86            12824.31          12083.37
               07/31/86            12416.60          11407.91
               08/31/86            13254.26          12254.38
               09/30/86            12386.95          11240.94
               10/31/86            12868.79          11889.55
               11/30/86            13068.23          12178.46
               12/31/86            12792.03          11867.91
               01/31/87            13841.59          13466.52
               02/28/87            13983.63          13998.45
               03/31/87            14393.99          14403.00
               04/30/87            13967.85          14274.81
               05/31/87            14102.01          14399.01
               06/30/87            14543.93          15126.15
               07/31/87            15127.89          15893.05
               08/31/87            15427.77          16485.86
               09/30/87            15041.09          16124.82
               10/31/87            12279.08          12651.53
               11/30/87            11718.79          11609.05
               12/31/87            11981.81          12492.50
               01/31/88            12920.47          13018.43
               02/29/88            13343.79          13625.09
               03/31/88            13132.13          13204.07
               04/30/88            13214.96          13350.64
               05/31/88            13445.02          13466.79
               06/30/88            14365.28          14084.92
               07/31/88            14282.46          14031.39
               08/31/88            13840.73          13554.33
               09/30/88            14291.66          14131.74
               10/31/88            14540.13          14524.60
               11/30/88            14632.16          14316.90
               12/31/88            14647.56          14567.45
               01/31/89            15477.21          15633.78
               02/28/89            15410.46          15244.50
               03/31/89            15734.69          15599.70
               04/30/89            16335.46          16409.32
               05/31/89            17088.82          17073.90
               06/30/89            17222.33          16976.58
               07/31/89            18404.81          18509.57
               08/31/89            18643.22          18872.35
               09/30/89            18643.22          18794.98
               10/31/89            18338.06          18358.93
               11/30/89            18833.94          18733.46
               12/31/89            19422.35          19183.06
               01/31/90            18137.99          17895.87
               02/28/90            18236.03          18126.73
               03/31/90            18236.03          18607.09
               04/30/90            17490.90          18141.91
               05/31/90            18059.55          19910.75
               06/30/90            18236.03          19775.36
               07/31/90            18285.05          19712.07
               08/31/90            17000.69          17930.10
               09/30/90            16873.23          17056.91
               10/31/90            16863.43          16983.56
               11/30/90            17608.55          18080.70
               12/31/90            18029.72          18585.15
               01/31/91            18612.32          19395.46
               02/28/91            19726.40          20782.24
               03/31/91            20349.87          21285.17
               04/30/91            20625.84          21336.26
               05/31/91            21361.75          22257.98
               06/30/91            20687.17          21238.57
               07/31/91            21310.64          22228.28
               08/31/91            21770.58          22755.09
               09/30/91            21852.35          22375.08
               10/31/91            21412.85          22674.91
               11/30/91            20891.58          21761.11
               12/31/91            22190.85          24250.58
               01/31/92            22226.85          23799.52
               02/29/92            22658.91          24108.91
               03/31/92            22082.83          23638.79
               04/30/92            22502.89          24333.77
               05/31/92            23234.98          24453.01
               06/30/92            23234.98          24088.66
               07/31/92            23955.08          25073.88
               08/31/92            23535.02          24559.87
               09/30/92            23439.01          24849.67
               10/31/92            23631.03          24936.65
               11/30/92            24639.16          25786.99
               12/31/92            25047.37          26104.17
               01/31/93            25520.71          26323.44
               02/28/93            26243.86          26681.44
               03/31/93            27059.05          27244.42
               04/30/93            26519.97          26585.11
               05/31/93            27137.94          27297.59
               06/30/93            27361.46          27376.75
               07/31/93            27939.98          27267.24
               08/31/93            29688.69          28300.67
               09/30/93            29609.80          28082.76
               10/31/93            30543.33          28664.07
               11/30/93            29254.80          28391.76
               12/31/93            30166.09          28735.30
               01/31/94            30427.15          29712.30
               02/28/94            29339.43          28907.10
               03/31/94            28208.20          27646.75
               04/30/94            28440.25          28000.63
               05/31/94            28498.26          28459.84
               06/30/94            28498.26          27762.57
               07/31/94            29208.90          28673.18
               08/31/94            29368.43          29848.78
               09/30/94            28976.85          29117.49
               10/31/94            28643.29          29772.63
               11/30/94            27729.60          28688.31
               12/31/94            27989.52          29113.76
               01/31/95            29180.24          29868.68
               02/28/95            29918.79          31032.66
               03/31/95            30190.09          31948.44
               04/30/95            30838.21          32889.32
               05/31/95            31637.04          34203.90
               06/30/95            33295.01          34998.46
               07/31/95            34395.30          36159.01
               08/31/95            35344.86          36249.77
               09/30/95            36535.59          37779.51
               10/31/95            36399.93          37644.64
               11/30/95            37349.50          39297.24
               12/29/95            38442.85          40054.10






$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Advisor Strategic Opportunities Fund - Class B on December 31, 1985. As the chart shows, by December 31, 1995, the value of your investment would have grown to $38,443 - a 284.43% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $40,054 - a 300.54% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
December 31, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
37.58% (including reinvested
dividends ) - well above its
historical annual average of
roughly 12%. With inflation
posing little threat, interest rates
fell during the first half of 1995.
The Federal Reserve Board cut
the fed funds rate - the rate
banks charge each other for
overnight loans - twice, in July
and December.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in the fourth quarter. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform
well. In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns
from foreign markets suffered as
investors brought capital back to
the U.S. The Morgan Stanley
Emerging Markets Free Index
was down 5.21% for the 12
months ended December 31. The
Morgan Stanley EAFE (Europe,
Australasia, Far East) Index was
up 11.21% for the year. European
markets fared well through 1995,
while the Japanese market
recently has shown signs of
recovery.
An interview with Daniel R. Frank Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. DAN, HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS?
A. The fund performed well, with Class A shares returning 38.16% and Class B shares returning 37.35% during the year ended December 31, 1995. During the same period, the average capital appreciation fund returned 30.34%, according to Lipper Analytical Services.
Q. THE PAST YEAR'S MARKET SUCCESS WAS LED, TO A GREAT DEGREE, BY TECHNOLOGY STOCKS. SINCE YOUR TECHNOLOGY HOLDINGS WERE NEGLIGIBLE DURING THE PERIOD, WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The story is nearly identical to our discussion in the semiannual report at the end of June. In short, it's the three "Bs" - the Bells, banks and bonds. The regional Bell operating companies (RBOCs) were spectacular, standing as one of the best-performing sectors in the market last year. Regional banks were one of the top performing sectors, as well. Also, interest rates continued to come down, helping the long-term Treasury position. Zero coupon bonds - which tend to be extremely sensitive to changes in interest rates - were the fund's largest holding as of the end of the period and outperformed the S&P 500.
Q. ALMOST ONE QUARTER OF THE FUND'S HOLDINGS WAS RBOCS - ABOUT THE SAME AS SIX MONTHS AGO. THEIR PERFORMANCE CONTINUED TO BE SUPERIOR . . .
A. Nothing really has changed. BellSouth, Ameritech, Bell Atlantic, NYNEX and SBC Communications remain among the fund's 10 largest holdings. Revenue, earnings and dividend growth continued to be strong. Legislation at the state levels continued to be favorable. Federal legislation, though still pending, may help to allow the RBOCs to get into the long-distance business while de-regulating the rest of their business. You have a combination of continued growth in phone lines and such enhanced services as voice mail, as well as increasing returns from the cellular and overseas components of their operations. Further, by default, the RBOCs are the Internet access providers. By this I mean that as people log-in to the information superhighway, they're adding second and third phone lines at home. Over the past decade, the total return from the RBOCs has been substantially more than the S&P 500.
Q. ON THE OTHER HAND, YOU TRIMMED THE FUND'S HOLDING IN FINANCIAL SERVICES ALMOST IN HALF - TO 14%. WHY?
A. If you look at the fund's history in recent years, you'll see that at different times I've held big positions in this sector and also have had less than 10% of the fund's holdings in financial services. Banks, for example, tend to do well when interest rates come down. The underlying fundamentals of their loan portfolios, however, had me nervous at the end of the period. Consumer credit quality has been deteriorating and there has been no loan growth. Banks have not performed well in the past when faced with similar conditions.
Q. YOU INCREASED THE FUND'S HOLDINGS IN THE MEDIA AND LEISURE SECTOR. WHAT DID YOU SEE THAT MADE THIS MARKET SEGMENT ATTRACTIVE?
A. The holdings in this sector during the period were mostly newspapers - a new story for the fund - with a lot of new names added. These new holdings included Gannett, Knight-Ridder and News Corp. These stocks have done little over the past decade and have had their earnings depressed by the dramatic rise in newsprint prices over the past three years. Many of these companies generate substantial excess cash which has been and can continue to be used to benefit shareholders. Icing on the cake would be a decline in newsprint prices.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Going into 1995, I probably would have been happy with a return of 10%. Still, Viacom, which was one of the fund's top holdings during the period was a disappointment, particularly given its sizable assets, strong cash flow and improving balance sheet. Kinder-Care Learning Centers, a provider of day care services which the fund no longer held at the end of the period, was another disappointment.
Q. WHAT'S YOUR STRATEGY GOING FORWARD?
A. It's extremely difficult to make accurate predictions about the future of the securities markets. I think the market's performance during 1995 - surpassing just about everyone's expectations - is perfect evidence of that. As always, however, I will continue to seek out and invest in those companies and market sectors where I believe there is value and the opportunity for capital appreciation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "Special
Situation"
START DATE: December 31, 1983
SIZE: as of December 31,
1995, more than $751 million
MANAGER: Daniel R. Frank,
since inception; joined Fidelity
in 1979
(checkmark)
DAN FRANK ON HIS INVESTMENT
PHILOSOPHY:
"My philosophy really hasn't
changed in the 12 years I've
been managing this fund. I try
to find great businesses that
generate significant surplus
cash which can then be
redeployed to enhance
stockholder returns. At the
same time, I look for unique
opportunities that might not
meet those criteria. I also look
for the big industry trends.
These might include, for
example, the decline in
semiconductor prices or
dramatic changes in supply and
demand in a particular
industry, such as with
newsprint, steel, paper, oil
and others.
"I try to gather information
from as many sources as
possible. Fidelity provides us
with the resources to take
advantage of outside
research services and
consultants. I travel a great
deal to visit different
companies and countries. In
addition, I use proprietary
in-house research, I read
every newspaper I can, and I
apply common sense."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

BellSouth Corp.                 5.4            5.1

Ameritech Corp.                 5.1            5.0

Bell Atlantic Corp.             4.9            4.9

I-Stat Corp.                    4.7            7.2

NYNEX Corp.                     4.6            4.3

SBC Communications, Inc.        4.4            4.7

Viacom, Inc. (various issues)   4.3            5.3

Philip Morris Companies, Inc.   2.3            0.0

Tootsie Roll Industries, Inc.   1.7            1.5

Regis Corp.                     1.2            1.4

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1995
                  % OF FUND'S    % OF FUND'S
                  INVESTMENTS    INVESTMENTS
                                 IN THESE MARKET SECTORS
                                 6 MONTHS AGO

Utilities         25.9           26.0

Finance           14.0           24.4

Media & Leisure   8.8            6.0

Nondurables       8.8            4.5

Health            6.0            10.6

ASSET ALLOCATION
AS OF DECEMBER 31, 1995 * AS OF JUNE 30, 1995 **
Row: 1, Col: 1, Value: 5.2
Row: 1, Col: 2, Value: 26.0
Row: 1, Col: 3, Value: 34.4
Row: 1, Col: 4, Value: 34.4
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 36.0
Row: 1, Col: 4, Value: 40.0
Stocks 68.7%
Bonds 26.1%
Short-term
investments 5.2%
FOREIGN
INVESTMENTS 3.2%
Stocks 77.3%
Bonds 22.2%
Short-term
investments 0.5%
FOREIGN
INVESTMENTS 2.4%
*
**
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 68.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corp.   67,000 $ 5,293,000
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.9%
Great Lakes Chemical Corp.   50,000  3,600,000
Minnesota Mining & Manufacturing Co.  30,000  1,987,500
Rohm & Haas Co.  20,000  1,287,500
  6,875,000
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Emcor Group, Inc. (a):
Series X (warrants)  148,822  55,808
 Series Y (warrants)  148,822  37,206
  93,014
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
General Motors Corp.   10,000  528,750
ENERGY - 0.9%
ENERGY SERVICES - 0.7%
Baker Hughes, Inc.   60,000  1,462,500
Dresser Industries, Inc.   40,000  975,000
Schlumberger Ltd.   44,300  3,067,775
  5,505,275
OIL & GAS - 0.2%
Total SA sponsored ADR  40,000  1,360,000
TOTAL ENERGY   6,865,275
FINANCE - 14.0%
BANKS - 4.6%
Banc One Corp.   35,000  1,321,250
Carolina First Corp.   40,375  706,563
Central Fidelity Banks, Inc.   25,000  800,000
Citizens Bancorp of Maryland  40,000  1,290,000
F & M Bancorporation, Inc.   21,500  559,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
F & M National Corp.   69,000 $ 1,380,000
Financial Trust Corp.   30,000  907,500
First Citizens Bancshares, Inc.  30,000  1,653,750
First Midwest Bankcorp, Inc.   25,000  721,875
First Virginia Banks, Inc.   15,100  630,425
Firstmerit Corp.   70,000  2,100,000
Fort Wayne National Corp.   30,000  945,000
Jefferson Bankshares, Inc.  100,000  2,025,000
Keystone Financial, Inc.  65,000  1,950,000
National Australia Bank Ltd. ADR  30,900  1,398,225
Northeast Indiana Bancorp, Inc.   75,000  900,000
ONBANCorp, Inc.   60,000  2,002,500
PNC Financial Corp.   175,000  5,643,750
Pikeville National Corp.   32,500  625,625
River Forest Bancorp  64,000  1,632,000
TF Financial Corp.   50,000  750,000
Trans Financial Bancorp, Inc.   70,000  1,251,250
Union Planters Corp.   546  17,404
United Bankshares, Inc.  58,000  1,696,500
Wilmington Trust Corp.  50,000  1,543,750
  34,451,367
CREDIT & OTHER FINANCE - 0.4%
HFNC Financial Corp.  60,000  795,000
Harbor Federal Bancorp, Inc.   58,000  841,000
Life Bancorp, Inc.   79,000  1,185,000
  2,821,000
FEDERAL SPONSORED CREDIT - 0.6%
Student Loan Marketing Association  65,000  4,281,875
INSURANCE - 4.0%
AFLAC, Inc.   50,000  2,168,750
Allstate Corp.   110,000  4,523,750
Chubb Corp. (The)  40,700  3,937,725
Conseco, Inc.   11,300  697,176
Lincoln National Corp.   75,000  4,031,250
Marsh & McLennan Companies, Inc.   37,200  3,301,500
Torchmark Corp.   114,900  5,199,225
UNUM Corp.   110,000  6,050,000
  29,909,376
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 4.3%
American Federal Bank  110,000 $ 1,677,500
Avondale Financial Corp. (a)  65,000  942,500
Bedford Bancshares, Inc.   36,000  621,000
Cameron Financial Corp.  42,000  603,750
Coastal Bancorp, Inc.  105,000  1,837,500
Damen Financial Corp. (a)  100,000  1,137,500
FFVA Financial Corp.   52,000  1,430,000
Fidelity Financial Bankshares Corp.   10,000  138,750
First Bell Bancorp, Inc. (a)  100,000  1,337,500
First Federal Capital Corp.   40,000  720,000
First Defiance Financial Corp.   65,000  658,125
First Financial Holdings, Inc.   105,000  2,021,250
First Northern Capital Corp.  30,000  495,000
First Southeast Financial Corp.   85,000  1,615,000
Fort Thomas Financial Corp.   70,000  848,750
Frankfort First Bancorp, Inc.   60,000  795,000
HMN Financial, Inc. (a)  130,000  2,080,000
Harris Savings Bank  43,000  860,000
Home Federal Bancorp  49,000  1,298,500
Industrial Bancorp, Inc.   60,000  825,000
Leader Financial Corp.   55,000  2,055,625
Maryland Federal Bancorp, Inc.   40,000  1,200,000
Pennfed Financial Services, Inc. (a)  110,000  1,622,500
Pennfirst Bancorp, Inc.   15,000  202,500
Piedmont Bancorp, Inc. (a)  36,800  460,000
Pocahontas Federal Saving And Loan Association  43,000  682,625
Sho-Me Financial Corp. (a)  40,000  600,000
Trenton Savings Bank FSB  70,000  910,000
Troy Hill Bancorp, Inc.   50,000  650,000
Virginia First Financial Corp.   68,000  773,500
York Financial Corp.   70,000  1,181,250
  32,280,625
SECURITIES INDUSTRY - 0.1%
John Nuveen Co. Class A  50,000  1,237,500
TOTAL FINANCE   104,981,743
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 6.0%
DRUGS & PHARMACEUTICALS - 0.7%
Sepracor, Inc. (a)  300,000 $ 5,512,500
MEDICAL EQUIPMENT & SUPPLIES - 5.1%
Corvita Corp. (a)  245,000  2,541,875
I-Stat Corp. (a)(e)  1,093,100  35,525,750
  38,067,625
MEDICAL FACILITIES MANAGEMENT - 0.2%
Spectral Diagnostics, Inc. (a)  200,000  1,594,166
TOTAL HEALTH   45,174,291
HOLDING COMPANIES - 0.2%
Shell Transport & Trading PLC  20,000  1,627,500
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
ACTV, Inc. (a)  250,000  937,500
MEDIA & LEISURE - 8.8%
BROADCASTING - 4.9%
Gaylord Entertainment Co. Class A  110,000  3,052,500
Grupo Televisa SA de CV sponsored ADR  40,000  900,000
Starsight Telecast, Inc. (a)  100,000  487,500
Viacom, Inc. (a):
Class B (Class C warrants)   1,100,000  3,162,500
 Class B (Class E warrants)   350,000  1,925,000
 Class B (non-vtg.)  570,000  27,003,750
  36,531,250
LEISURE DURABLES & TOYS - 0.1%
Harley Davidson, Inc.   30,000  862,500
PUBLISHING - 3.7%
Dow Jones & Co., Inc.   70,000  2,791,250
Dun & Bradstreet Corp.   30,000  1,942,500
Gannett Co., Inc.   70,000  4,296,250
Knight-Ridder, Inc.   70,000  4,375,000
McGraw-Hill, Inc.   84,500  7,362,063
New York Times Co. (The) Class A  46,400  1,374,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
News Corp. Ltd. ADR  75,000 $ 1,603,125
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  10,000  512,500
Tribune Co.   60,000  3,667,500
  27,924,788
RESTAURANTS - 0.1%
Luby's Cafeterias, Inc.   45,000  1,001,250
TOTAL MEDIA & LEISURE   66,319,788
NONDURABLES - 8.8%
BEVERAGES - 0.7%
Buenos Aires Embotelladora SA sponsored ADR  35,000  721,875
Cadbury Schweppes PLC ADR Ord.   85,000  2,826,250
Coca-Cola Femsa SA de CV sponsored ADR  40,000  740,000
Panamerican Beverages, Inc. Class A  42,100  1,347,200
  5,635,325
FOODS - 2.5%
General Mills, Inc.   30,000  1,732,500
Tootsie Roll Industries, Inc.   325,000  12,878,125
Tyson Foods, Inc.   80,000  2,090,000
Wrigley (Wm.) Jr. Company  35,000  1,837,500
  18,538,125
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Co.   20,000  1,405,000
First Brands Corp.   180,000  8,572,500
Unilever PLC ADR  53,000  4,478,500
  14,456,000
TOBACCO - 3.7%
American Brands, Inc.   40,000  1,785,000
BAT Industries PLC sponsored ADR  145,000  2,646,250
Philip Morris Companies, Inc.   190,000  17,195,000
RJR Nabisco Holdings Corp.   60,000  1,852,500
UST, Inc.   120,000  4,005,000
  27,483,750
TOTAL NONDURABLES   66,113,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 1.2%
Regis Corp.   390,000 $ 9,360,000
TECHNOLOGY - 0.7%
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Pitney Bowes, Inc.   105,000  4,935,000
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Union Pacific Corp.   50,000  3,300,000
UTILITIES - 25.9%
TELEPHONE SERVICES - 25.9%
Ameritech Corp.  650,000  38,350,000
Bell Atlantic Corp.   550,000  36,781,250
BellSouth Corp.   940,000  40,890,000
NYNEX Corp.   645,000  34,830,000
Pacific Telesis Group  130,000  4,371,250
SBC Communications, Inc.   570,000  32,775,000
Southern New England Telecommunications Corp.   170,000  6,757,500
  194,755,000
TOTAL COMMON STOCKS
(Cost $418,769,949)   517,159,061
CONVERTIBLE BONDS - 0.2%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (C)
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Rockefeller Center Properties, Inc. 0%, 12/31/00 (b)
(Cost $1,154,491)  - $ 2,000,000  1,140,000
U.S. TREASURY OBLIGATIONS - 25.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (C) (NOTE 1)
9 1/8%, 5/15/18  Aaa $ 20,000,000 $ 27,453,120
Stripped Interest Payment 0%:
2/15/00  Aaa  25,000,000  20,129,250
 2/15/12  Aaa  300,000,000  113,352,000
Stripped Principal 0%:
2/15/15  Aaa  50,000,000  15,472,500
 2/15/17  Aaa  50,000,000  13,504,500
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $159,557,711)   189,911,370
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
France Government (d)
OAT Strip, 4/25/23  Aaa FRF 100,000  2,479,486
 Principal Strip, 4/25/23  Aaa FRF 90,000  2,237,186
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,941,468)   4,716,672
REPURCHASE AGREEMENTS - 5.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
12/29/95 due 1/2/96  $ 39,439,750  39,414,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $623,837,619)  $ 752,341,103
CURRENCY ABBREVIATIONS
FRF - French franc
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Principal amount in thousands.
5. Affiliated company (see Note 8 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 25.9% AAA, AA, A 25.9%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.2%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $624,506,301. Net unrealized appreci- ation aggregated $127,834,802, of which $134,027,919 related to appreciated invest- ment securities and $6,193,117 related to depreciated investment securities.
The fund hereby designates $1,312,971 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS DECEMBER 31, 1995

Investment in securities, at value (including repurchase                   $ 752,341,103
agreements of $39,414,000) (cost $623,837,619) -
See accompanying schedule

Cash                                                                        1,667

Receivable for investments sold                                             12,075,751

Receivable for fund shares sold                                             6,699,232

Dividends receivable                                                        1,256,090

Interest receivable                                                         230,632

Other receivables                                                           101,210

Prepaid expenses                                                            8,975

 TOTAL ASSETS                                                               772,714,660

LIABILITIES

Payable for investments purchased                           $ 15,531,409

Payable for fund shares redeemed                             443,369

Distributions payable                                        4,222,435

Accrued management fee                                       375,779

Distribution fees payable                                    409,732

Other payables and accrued expenses                          315,934

 TOTAL LIABILITIES                                                          21,298,658

NET ASSETS                                                                 $ 751,416,002

Net Assets consist of:                                                     $ 609,715,457
Paid in capital

Accumulated undistributed net realized gain (loss) on                       13,197,061
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               128,503,484
investments

NET ASSETS                                                                 $ 751,416,002

CALCULATION OF MAXIMUM OFFERING PRICE                                       $24.88
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($619,992,880 (divided by) 24,920,869 shares)

Maximum offering price per share (100/95.25 of $24.88)                      $26.12

CLASS B:                                                                    $24.56
NET ASSET VALUE, offering price and redemption price
 per share ($87,565,658 (divided by) 3,565,455 shares) A

INSTITUTIONAL CLASS:                                                        $24.80
NET ASSET VALUE, offering price and redemption price
 per share ($20,429,118 (divided by) 823,752 shares)

INITIAL CLASS:                                                              $25.10
NET ASSET VALUE and redemption price per share
 ($23,428,346 (divided by) 933,228 shares)

Maximum offering price per share (100/95.25 of $25.10)                      $26.35


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED DECEMBER 31, 1995

Dividends                                                                 $ 11,406,495

Interest                                                                   8,282,971

 TOTAL INCOME                                                              19,689,466

EXPENSES

Management fee                                             $ 3,419,543
Basic fee

 Performance adjustment                                     91,269

Transfer agent fees                                         1,162,980
Class A

 Class B                                                    126,686

 Institutional Class                                        4,398

 Initial Class                                              44,511

Distribution fees - Class A                                 3,182,013

Distribution fees - Class B                                 467,105

Accounting fees and expenses                                315,623

Non-interested trustees' compensation                       3,060

Custodian fees and expenses                                 42,292

Registration fees - Class A                                 76,078

Registration fees - Class B                                 61,368

Registration fees - Institutional Class                     17,791

Registration fees - Initial Class                           23,362

Audit                                                       37,973

Legal                                                       31,273

Interest                                                    948

Reports to shareholders                                     29,651

Miscellaneous                                               2,006

 Total expenses before reductions                           9,139,930

 Expense reductions                                         (38,211)       9,101,719

NET INVESTMENT INCOME                                                      10,587,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of          36,075,671
 $246,335 on sales of investment in affiliated issuers)

 Foreign currency transactions                              (11,657)       36,064,014

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      132,488,727

 Assets and liabilities in foreign currencies               10,596         132,499,323

NET GAIN (LOSS)                                                            168,563,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                      $ 179,151,084
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED      THREE MONTHS    YEAR ENDED
                                            DECEMBER 31,    ENDED           SEPTEMBER 30,
                                            1995            DECEMBER 31,    1994
                                                            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                  $ 10,587,747    $ 2,067,920     $ 6,903,469
Net investment income

 Net realized gain (loss)                    36,064,014      (5,789,778)     8,280,193

 Change in net unrealized appreciation       132,499,323     (9,641,386)     (23,325,658)
 (depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS       179,151,084     (13,363,244)    (8,141,996)
 RESULTING FROM OPERATIONS

Distributions to shareholders                (9,290,408)     (6,826,359)     (5,752,632)
From net investment income
 Class A

  Class B                                    (1,281,036)     (382,214)       -

  Institutional Class                        (433,848)       -               -

  Initial Class                              (449,705)       (464,141)       (458,027)

 From net realized gain                      (13,102,251)    (5,071,018)     (22,876,692)
 Class A

  Class B                                    (1,854,130)     (211,573)       -

  Institutional Class                        (433,848)       -               -

  Initial Class                              (494,507)       (241,353)       (1,535,740)

 TOTAL DISTRIBUTIONS                         (27,339,733)    (13,196,658)    (30,623,091)

Share transactions - net increase            189,241,269     23,899,770      161,198,427
(decrease)

 TOTAL INCREASE (DECREASE) IN NET ASSETS     341,052,620     (2,660,132)     122,433,340

NET ASSETS

 Beginning of period                         410,363,382     413,023,514     290,590,174

 End of period (including undistributed     $ 751,416,002   $ 410,363,382   $ 413,023,514
net investment income of $0,
$0, and $5,875,182 respectively)




 FINANCIAL HIGHLIGHTS - CLASS A   YEAR ENDED      THREE MONTHS    YEARS ENDED SEPTEMBER 30,
                                  DECEMBER 31,    ENDED
                                                  DECEMBER 31,

SELECTED PER-SHARE DATA           1995            1994            1994 G                      1993   1992 D   1991





Net asset value, beginning of period                       $ 18.70     $ 19.96      $ 22.52     $ 19.53     $ 21.38     $ 17.21

Income from Investment Operations

 Net investment income                                      .39         .10 F        .39 F       .33         .61         .66

 Net realized and unrealized gain (loss)                    6.73        (.75)        (.81)       4.44        .58         4.26

 Total from investment operations                           7.12        (.65)        (.42)       4.77        1.19        4.92

Less Distributions

 From net investment income                                 (.39)       (.35)        (.43)       (.57)       (.62)       (.75)

 From net realized gain                                     (.55)       (.26)        (1.71)      (1.21)      (2.42)      -

 Total distributions                                        (.94)       (.61)        (2.14)      (1.78)      (3.04)      (.75)

Net asset value, end of period                             $ 24.88     $ 18.70      $ 19.96     $ 22.52     $ 19.53     $ 21.38

TOTAL RETURN B, C                                           38.16%      (3.26)%      (2.24)%     26.33%      7.26%       29.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                    $ 619,993   $ 375,691    $ 385,349   $ 269,833   $ 194,710   $ 199,604

Ratio of expenses to average net assets                     1.61%       1.73% A,     1.85%       1.57%       1.46%       1.56%
                                                                       H                        E

Ratio of expenses to average net assets after expense
reductions                                                  1.61% I     1.73% A,     1.84%       1.57%       1.46%       1.56%
                                                                        I           I

Ratio of net investment income to average net assets        1.90%       2.03% A      1.89%       2.06%       3.22%       3.61%

Portfolio turnover                                          142%        228% A       159%        183%        211%        223%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D AS OF OCTOBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
E INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FIDELITY MANAGEMENT & RESEARCH COMPANY FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS B

                                                 YEAR ENDED    THREE       YEAR ENDED
                                                 DECEMBER      MONTHS      SEPTEMBER
                                                 31,           ENDED       30,
                                                               DECEMBER
                                                               31,

                                                 1995          1994        1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 18.57       $ 19.98     $ 19.65

Income from Investment Operations

 Net investment income                            .38           .06 E       .05 E

 Net realized and unrealized gain (loss)          6.54          (.74)       .28

 Total from investment operations                 6.92          (.68)       .33

Less Distributions

 From net investment income                       (.38)         (.47)       -

 From net realized gain                           (.55)         (.26)       -

 Total distributions                              (.93)         (.73)       -

Net asset value, end of period                   $ 24.56       $ 18.57     $ 19.98

TOTAL RETURN B, C                                 37.35%        (3.41)%     1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 87,566      $ 17,090    $ 8,824

Ratio of expenses to average net assets           2.11%         2.58% A     2.63% A,
                                                                            G

Ratio of expenses to average net assets after     2.10% F       2.53% A,    2.63% A
expense reductions                                              F

Ratio of net investment income to average net     1.40%         1.22% A     1.11% A
assets

Portfolio turnover                                142%          228% A      159%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALES OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.


 FINANCIAL HIGHLIGHTS - INITIAL CLASS   YEAR ENDED     THREE MONTHS    YEARS ENDED SEPTEMBER 30,
                                        DECEMBER 31,   ENDED
                                                       DECEMBER 31,

SELECTED PER-SHARE DATA                 1995           1994            1994 G                      1993   1992 D   1991




Net asset value, beginning of period                                $ 18.86    $ 20.23     $ 22.72    $ 19.72    $ 21.55    $ 17.37


Income from Investment Operations


 Net investment income                                               .50        .13 F       .54 F      .45        .73        .77


 Net realized and unrealized gain (loss)                             6.79       (.74)       (.81)      4.46       .58        4.26


 Total from investment operations                                    7.29       (.61)       (.27)      4.91       1.31       5.03


Less Distributions


 From net investment income                                          (.50)      (.50)       (.51)      (.70)      (.72)      (.85)


 From net realized gain                                              (.55)      (.26)       (1.71)     (1.21)     (2.42)     -


 Total distributions                                                 (1.05)     (.76)       (2.22)     (1.91)     (3.14)     (.85)


Net asset value, end of period                                      $ 25.10    $ 18.86     $ 20.23    $ 22.72    $ 19.72    $ 21.55


TOTAL RETURN B, C                                                    38.75%     (3.02)%     (1.51)%    26.98%     7.89%      30.01%


RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)                             $ 23,428   $ 17,583    $ 18,850   $ 20,707   $ 17,933 $ 19,193


Ratio of expenses to average net assets                              1.04%      1.14% A     1.15%      .89%       .87%       1.00%

                                                                                                      E


Ratio of expenses to average net assets after expense reductions     1.03%      1.11% A,    1.14%      .89%       .87%       1.00%

                                                                    H           H          H


Ratio of net investment income to average net assets                 2.47%      2.65% A     2.6%       2.74%      3.78%      4.12%


Portfolio turnover                                                   142%       228% A      159%       183%       211%       223%



A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D AS OF OCTOBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
E INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FIDELITY MANAGEMENT & RESEARCH COMPANY FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEAR ENDED
                                                                    DECEMBER 31,

                                                                    1995 B

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 22.35

Income from Investment Operations

 Net investment income                                               .55

 Net realized and unrealized gain (loss)                             3.00

 Total from investment operations                                    3.55

Less Distributions

 From net investment income                                          (.55)

 From net realized gain                                              (.55)

 Total distributions                                                 (1.10)

Net asset value, end of period                                      $ 24.80

TOTAL RETURN C, D                                                    15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 20,429

Ratio of expenses to average net assets                              .97% A

Ratio of expenses to average net assets after expense reductions     .96% A,
                                                                     E

Ratio of net investment income to average net assets                 2.55% A

Portfolio turnover                                                   142%


A ANNUALIZED
B FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANUALIZED.
D TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Initial and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, defaulted bonds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract.
Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $956,054,091 and $777,055,649, respectively, of which U.S. government and government agency obligations aggregated $85,274,251 and $4,983,594, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. The investment performance is measured separately for each class. For the period, the management fee was equivalent to an annual rate of .62% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class A distribution plan. Under the revised plan, the fee is based on an annual rate of .50% of the average net assets of the Class A shares. For the period, the fund paid FDC $3,182,013 and $476,105 under the Class A Plan and Class B Plan, respectively, of which $2,377,409 and $116,312 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A and Initial Class shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A and Initial Class sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A and Initial Class shares of the fund. For the period, FDC received sales charges of $1,885,188 on sales of Class A and Initial Class shares of the fund, of which $1,738,480 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $40,916 on Class B share redemptions from the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street), Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, and Fidelity Service Co. (FSC), also an affiliate of FMR, (collectively referred to as the Transfer Agents) are the transfer, dividend disbursing, and shareholder servicing agents for the fund's Class A shares, Class B shares and Institutional Class shares, and Initial Class shares, respectively. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24%, .27%, .06% (annualized), and .22% of average net assets for Class A, Class B, Institutional Class and Initial Class, respectively.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $217,580 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $1,781,000. The weighted average interest rate was 6.4375%. Interest expense includes $948 paid under the bank borrowing program.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $38,211 under this arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES
 YEAR ENDED THREE MONTHS ENDED YEAR ENDED
 DECEMBER 31, DECEMBER 31, SEPTEMBER 30,
 1995 B 1994 1994 A
CLASS A
Shares sold  9,172,492  1,516,748  9,950,363
Reinvestment of distributions  758,477  494,691  946,630
Shares redeemed  (5,097,863)  (1,234,112)  (3,569,676)
Net increase (decrease)  4,833,106  777,327  7,327,317
CLASS B
Shares sold  2,741,552  485,395  444,178
Reinvestment of distributions  119,876  29,181  -
Shares redeemed  (216,251)  (36,053)  (2,423)
Net increase (decrease)  2,645,177  478,523  441,755
INITIAL CLASS
Shares sold  13,543  22,104  10,959
Reinvestment of distributions  33,960  32,999  86,923
Shares redeemed  (46,783)  (54,526)  (77,300)
Net increase (decrease)  720  577  20,582
INSTITUTIONAL CLASS
Shares sold  804,353  -  -
Reinvestment of distributions  33,876  -  -
Shares redeemed  (14,477)  -  -
Net increase (decrease)  823,752  -  -

7. SHARE TRANSACTIONS - CONTINUED
  DOLLARS
 YEAR ENDED THREE MONTHS ENDED YEAR ENDED
 DECEMBER 31, DECEMBER 31, SEPTEMBER 30,
 1995 B 1994 1994 A
AMOUNTS IN THOUSANDS
CLASS A
Shares sold $ 204,159,266 $ 29,239,750 $ 204,646,521
Reinvestment of distributions  18,559,827  9,270,516  19,661,509
Shares redeemed  (111,903,939)  (23,824,539)  (72,396,373)
Net increase (decrease) $ 110,815,154 $ 14,685,727 $ 151,911,657
CLASS B
Shares sold $ 61,331,975 $ 9,362,672 $ 8,900,939
Reinvestment of distributions  2,896,199  542,478  -
Shares redeemed  (4,921,449)  (702,223)  (48,808)
Net increase (decrease) $ 59,306,725 $ 9,202,927 $ 8,852,131
INITIAL CLASS
Shares sold $ 326,042 $ 432,827 $ 228,789
Reinvestment of distributions  838,428  623,021  1,818,425
Shares redeemed  (1,049,626)  (1,044,732)  (1,612,575)
Net increase (decrease) $ 114,844 $ 11,116 $ 434,639
INSTITUTIONAL CLASS
Shares sold $ 18,524,159 $ - $ -
Reinvestment of distributions  826,550  -  -
Shares redeemed  (346,163)  -  -
Net increase (decrease) $ 19,004,546 $ - $ -
A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO SEPTEMBER 30, 1994.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
8. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
ACTV, Inc.  $ - $ 875,000 $ - $ - I-Stat Corp.   -  -  -  35,525,750
Showscan Corp.   -  1,347,885  -  -
TOTALS  $ - $ 2,222,885 $ - $35,525,750
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets for the year then ended, for the period from October 1, 1994 through December 31, 1994, and for the year ended September 30, 1994, and the financial highlights for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994, and for the four years in the period ended September 30, 1994 (Class A and Initial Class), for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994 and for the period from June 30, 1994 (commencement of sale of Class B shares) through September 30, 1994 (Class B), and for the period from July 3, 1995 (commencement of sale of Institutional Class shares) through December 31, 1995 (Institutional Class). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period from October 1, 1994 through December 31, 1994 and for the year ended September 30, 1994, and the financial highlights for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994, and for the four years in the period ended September 30, 1994 (Class A and Initial Class), for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994 and for the period from June 30, 1994 (commencement of sale of Class B shares) through September 30, 1994 (Class B) and for the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995 (Institutional Class), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 2, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 2/5/96 2/2/96 - $.41
Class B 2/5/96 2/2/96 - $.41
Institutional Class 2/5/96 2/2/96 - $.41
Initial Class 2/5/96 2/2/96 - $.41
A total of 18.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Daniel R. Frank, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class A
Fidelity Investments Institutional
Operations Company
Boston, MA - Class B
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)
* INDEPENDENT TRUSTEES

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

STRATEGIC OPPORTUNITIES
FUND - INITIAL CLASS
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on stock market
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     18   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    32   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC OPPORTUNITIES FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Initial Class shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED DECEMBER 31, 1995                   PAST 1 YEAR   PAST 5 YEARS   PAST 10
                                                                               YEARS

Advisor Strategic Opportunities - Initial Class   38.75%        120.80%        305.88%

Advisor Strategic Opportunities - Initial Class   33.89%        113.07%        291.68%
 (incl. max. 3.50% sales charge) 1

S&P 500(registered trademark)                     37.58%        115.52%        300.54%

Average Capital Appreciation Fund                 30.34%        125.37%        245.70%


CUMULATIVE TOTAL RETURNS show Initial Class' performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to those of the Standard & Poor's Composite Index of 500 Stocks - a common proxy for the U.S. stock market. To measure how Initial Class' performance stacked up against its peers, you can compare it to the average capital appreciation fund, which reflects the performance of 158 capital appreciation funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Advisor Strategic Opportunities - Initial Class    38.75%   17.17%   15.04%

Advisor Strategic Opportunities - Initial Class    33.89%   16.33%   14.63%
 (incl. max. 3.50% sales charge) 1

S&P 500                                            37.58%   16.60%   14.89%

Average Capital Appreciation Fund                  30.34%   16.97%   12.31%

AVERAGE ANNUAL TOTAL RETURNS take the Initial Class shares' actual (or cumulative) return and show you what would have happened if Initial Class shares had performed at a constant rate each year.

1 HAD THE FORMER MAXIMUM 4.75% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN 32.16% AND 32.16%, 110.31% AND 16.03%, AND 286.60% AND 14.48%,
RESPECTIVELY.
$10,000 OVER 10 YEARS
                          FA Strat Opps InitiaS&P 500
                 12/31/85             9650.00         10000.00
                 01/31/86            10079.21         10056.00
                 02/28/86            10930.47         10808.19
                 03/31/86            11717.35         11411.29
                 04/30/86            11517.05         11282.34
                 05/31/86            11745.96         11882.56
                 06/30/86            12375.46         12083.37
                 07/31/86            11982.02         11407.91
                 08/31/86            12790.36         12254.38
                 09/30/86            11953.41         11240.94
                 10/31/86            12418.38         11889.55
                 11/30/86            12610.84         12178.46
                 12/31/86            12344.31         11867.91
                 01/31/87            13364.75         13466.52
                 02/28/87            13501.82         13998.45
                 03/31/87            13913.04         14403.00
                 04/30/87            13509.44         14274.81
                 05/31/87            13646.51         14399.01
                 06/30/87            14080.58         15126.15
                 07/31/87            14659.34         15893.05
                 08/31/87            14948.72         16485.86
                 09/30/87            14567.96         16124.82
                 10/31/87            11917.85         12651.53
                 11/30/87            11377.17         11609.05
                 12/31/87            11638.57         12492.50
                 01/31/88            12561.85         13018.43
                 02/29/88            12979.09         13625.09
                 03/31/88            12748.28         13204.07
                 04/30/88            12828.17         13350.64
                 05/31/88            13050.11         13466.79
                 06/30/88            13946.76         14084.92
                 07/31/88            13866.86         14031.39
                 08/31/88            13449.61         13554.33
                 09/30/88            13893.49         14131.74
                 10/31/88            14142.06         14524.60
                 11/30/88            14221.96         14316.90
                 12/31/88            14281.37         14567.45
                 01/31/89            15138.80         15633.78
                 02/28/89            15074.27         15244.50
                 03/31/89            15387.74         15599.70
                 04/30/89            15968.58         16409.32
                 05/31/89            16696.94         17073.90
                 06/30/89            16835.23         16976.58
                 07/31/89            17987.70         18509.57
                 08/31/89            18208.98         18872.35
                 09/30/89            18227.41         18794.98
                 10/31/89            17932.38         18358.93
                 11/30/89            18430.25         18733.46
                 12/31/89            18991.43         19183.06
                 01/31/90            17759.09         17895.87
                 02/28/90            17864.17         18126.73
                 03/31/90            17883.28         18607.09
                 04/30/90            17157.25         18141.91
                 05/31/90            17720.88         19910.75
                 06/30/90            17892.83         19775.36
                 07/31/90            17959.70         19712.07
                 08/31/90            16717.81         17930.10
                 09/30/90            16593.62         17056.91
                 10/31/90            16593.62         16983.56
                 11/30/90            17329.20         18080.70
                 12/31/90            17739.07         18585.15
                 01/31/91            18329.70         19395.46
                 02/28/91            19420.88         20782.24
                 03/31/91            20041.54         21285.17
                 04/30/91            20321.85         21336.26
                 05/31/91            21052.63         22257.98
                 06/30/91            20401.93         21238.57
                 07/31/91            21022.60         22228.28
                 08/31/91            21483.09         22755.09
                 09/30/91            21573.19         22375.08
                 10/31/91            21152.74         22674.91
                 11/30/91            20652.20         21761.11
                 12/31/91            21941.56         24250.58
                 01/31/92            21988.77         23799.52
                 02/29/92            22425.48         24108.91
                 03/31/92            21870.74         23638.79
                 04/30/92            22295.64         24333.77
                 05/31/92            23027.42         24453.01
                 06/30/92            23039.23         24088.66
                 07/31/92            23747.40         25073.88
                 08/31/92            23357.90         24559.87
                 09/30/92            23275.28         24849.67
                 10/31/92            23464.13         24936.65
                 11/30/92            24467.37         25786.99
                 12/31/92            24898.11         26104.17
                 01/31/93            25366.41         26323.44
                 02/28/93            26094.88         26681.44
                 03/31/93            26927.42         27244.42
                 04/30/93            26407.09         26585.11
                 05/31/93            27044.50         27297.59
                 06/30/93            27291.66         27376.75
                 07/31/93            27890.05         27267.24
                 08/31/93            29646.18         28300.67
                 09/30/93            29555.12         28082.76
                 10/31/93            30504.74         28664.07
                 11/30/93            29229.91         28391.76
                 12/31/93            30144.64         28735.30
                 01/31/94            30432.42         29712.30
                 02/28/94            29382.03         28907.10
                 03/31/94            28274.09         27646.75
                 04/30/94            28504.31         28000.63
                 05/31/94            28590.65         28459.84
                 06/30/94            28590.65         27762.57
                 07/31/94            29310.09         28673.18
                 08/31/94            29497.14         29848.78
                 09/30/94            29108.65         29117.49
                 10/31/94            28820.87         29772.63
                 11/30/94            27943.15         28688.31
                 12/31/94            28229.77         29113.76
                 01/31/95            29457.15         29868.68
                 02/28/95            30235.49         31032.66
                 03/31/95            30519.88         31948.44
                 04/30/95            31193.44         32889.32
                 05/31/95            32031.66         34203.90
                 06/30/95            33723.05         34998.46
                 07/31/95            34890.56         36159.01
                 08/31/95            35893.42         36249.77
                 09/30/95            37150.73         37779.51
                 10/31/95            37016.02         37644.64
                 11/30/95            38033.85         39297.24
                 12/29/95            39167.58         40054.10

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity Advisor Strategic Opportunities Fund - Initial Class on December 31, 1985, and paid the current maximum 3.50% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $39,168 - a 291.68% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $40,054 - a 300.54% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
December 31, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
37.58% (including reinvested
dividends ) - well above its
historical annual average of
roughly 12%. With inflation
posing little threat, interest rates
fell during the first half of 1995.
The Federal Reserve Board cut
the fed funds rate - the rate
banks charge each other for
overnight loans - twice, in July
and December.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in the fourth quarter. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform
well. In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns
from foreign markets suffered as
investors brought capital back to
the U.S. The Morgan Stanley
Emerging Markets Free Index
was down 5.21% for the 12
months ended December 31. The
Morgan Stanley EAFE (Europe,
Australasia, Far East) Index was
up 11.21% for the year. European
markets fared well through 1995,
while the Japanese market
recently has shown signs of
recovery.
An interview with Daniel R. Frank Portfolio Manager of Fidelity Advisor Strategic Opportunities Fund
Q. DAN, HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS?
A. The fund performed well, with Initial Class shares returning 38.75% during the year ended December 31, 1995. During the same period, the average capital appreciation fund returned 30.34%, according to Lipper Analytical Services.
Q. THE PAST YEAR'S MARKET SUCCESS WAS LED, TO A GREAT DEGREE, BY TECHNOLOGY STOCKS. SINCE YOUR TECHNOLOGY HOLDINGS WERE NEGLIGIBLE DURING THE PERIOD, WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. The story is nearly identical to our discussion in the semiannual report at the end of June. In short, it's the three "Bs" - the Bells, banks and bonds. The regional Bell operating companies (RBOCs) were spectacular, standing as one of the best-performing sectors in the market last year. Regional banks were one of the top performing sectors, as well. Also, interest rates continued to come down, helping the long-term Treasury position. Zero coupon bonds - which tend to be extremely sensitive to changes in interest rates - were the fund's largest holding as of the end of the period and outperformed the S&P 500.
Q. ALMOST ONE QUARTER OF THE FUND'S HOLDINGS WAS RBOCS - ABOUT THE SAME AS SIX MONTHS AGO. THEIR PERFORMANCE CONTINUED TO BE SUPERIOR . . .
A. Nothing really has changed. BellSouth, Ameritech, Bell Atlantic, NYNEX and SBC Communications remain among the fund's 10 largest holdings. Revenue, earnings and dividend growth continued to be strong. Legislation at the state levels continued to be favorable. Federal legislation, though still pending, may help to allow the RBOCs to get into the long-distance business while de-regulating the rest of their business. You have a combination of continued growth in phone lines and such enhanced services as voice mail, as well as increasing returns from the cellular and overseas components of their operations. Further, by default, the RBOCs are the Internet access providers. By this I mean that as people log-in to the information superhighway, they're adding second and third phone lines at home. Over the past decade, the total return from the RBOCs has been substantially more than the S&P 500.
Q. ON THE OTHER HAND, YOU TRIMMED THE FUND'S HOLDING IN FINANCIAL SERVICES ALMOST IN HALF - TO 14%. WHY?
A. If you look at the fund's history in recent years, you'll see that at different times I've held big positions in this sector and also have had less than 10% of the fund's holdings in financial services. Banks, for example, tend to do well when interest rates come down. The underlying fundamentals of their loan portfolios, however, had me nervous at the end of the period. Consumer credit quality has been deteriorating and there has been no loan growth. Banks have not performed well in the past when faced with similar conditions.
Q. YOU INCREASED THE FUND'S HOLDINGS IN THE MEDIA AND LEISURE SECTOR. WHAT DID YOU SEE THAT MADE THIS MARKET SEGMENT ATTRACTIVE?
A. The holdings in this sector during the period were mostly newspapers - a new story for the fund - with a lot of new names added. These new holdings included Gannett, Knight-Ridder and News Corp. These stocks have done little over the past decade and have had their earnings depressed by the dramatic rise in newsprint prices over the past three years. Many of these companies generate substantial excess cash which has been and can continue to be used to benefit shareholders. Icing on the cake would be a decline in newsprint prices.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. Going into 1995, I probably would have been happy with a return of 10%. Still, Viacom, which was one of the fund's top holdings during the period was a disappointment, particularly given its sizable assets, strong cash flow and improving balance sheet. Kinder-Care Learning Centers, a provider of day care services which the fund no longer held at the end of the period, was another disappointment.
Q. WHAT'S YOUR STRATEGY GOING FORWARD?
A. It's extremely difficult to make accurate predictions about the future of the securities markets. I think the market's performance during 1995 - surpassing just about everyone's expectations - is perfect evidence of that. As always, however, I will continue to seek out and invest in those companies and market sectors where I believe there is value and the opportunity for capital appreciation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks capital
appreciation by investing
primarily in securities of
companies believed by
Fidelity to involve a "Special
Situation"
START DATE: December 31, 1983
SIZE: as of December 31,
1995, more than $751 million
MANAGER: Daniel R. Frank,
since inception; joined Fidelity
in 1979
(checkmark)
DAN FRANK ON HIS INVESTMENT
PHILOSOPHY:
"My philosophy really hasn't
changed in the 12 years I've
been managing this fund. I try
to find great businesses that
generate significant surplus
cash which can then be
redeployed to enhance
stockholder returns. At the
same time, I look for unique
opportunities that might not
meet those criteria. I also look
for the big industry trends.
These might include, for
example, the decline in
semiconductor prices or
dramatic changes in supply and
demand in a particular
industry, such as with
newsprint, steel, paper, oil
and others.
"I try to gather information
from as many sources as
possible. Fidelity provides us
with the resources to take
advantage of outside
research services and
consultants. I travel a great
deal to visit different
companies and countries. In
addition, I use proprietary
in-house research, I read
every newspaper I can, and I
apply common sense."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF DECEMBER 31, 1995
                                % OF FUND'S    % OF FUND'S
                                INVESTMENTS    INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

BellSouth Corp.                 5.4            5.1

Ameritech Corp.                 5.1            5.0

Bell Atlantic Corp.             4.9            4.9

I-Stat Corp.                    4.7            7.2

NYNEX Corp.                     4.6            4.3

SBC Communications, Inc.        4.4            4.7

Viacom, Inc. (various issues)   4.3            5.3

Philip Morris Companies, Inc.   2.3            0.0

Tootsie Roll Industries, Inc.   1.7            1.5

Regis Corp.                     1.2            1.4

TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1995
                  % OF FUND'S    % OF FUND'S
                  INVESTMENTS    INVESTMENTS
                                 IN THESE MARKET SECTORS
                                 6 MONTHS AGO

Utilities         25.9           26.0

Finance           14.0           24.4

Media & Leisure   8.8            6.0

Nondurables       8.8            4.5

Health            6.0            10.6

ASSET ALLOCATION
AS OF DECEMBER 31, 1995 * AS OF JUNE 30, 1995 **
Row: 1, Col: 1, Value: 5.2
Row: 1, Col: 2, Value: 26.0
Row: 1, Col: 3, Value: 34.4
Row: 1, Col: 4, Value: 34.4
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 22.0
Row: 1, Col: 3, Value: 36.0
Row: 1, Col: 4, Value: 40.0
Stocks 68.7%
Bonds 26.1%
Short-term
investments 5.2%
FOREIGN
INVESTMENTS 3.2%
Stocks 77.3%
Bonds 22.2%
Short-term
investments 0.5%
FOREIGN
INVESTMENTS 2.4%
*
**
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 68.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.7%
Lockheed Martin Corp.   67,000 $ 5,293,000
BASIC INDUSTRIES - 0.9%
CHEMICALS & PLASTICS - 0.9%
Great Lakes Chemical Corp.   50,000  3,600,000
Minnesota Mining & Manufacturing Co.  30,000  1,987,500
Rohm & Haas Co.  20,000  1,287,500
  6,875,000
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
Emcor Group, Inc. (a):
Series X (warrants)  148,822  55,808
 Series Y (warrants)  148,822  37,206
  93,014
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
General Motors Corp.   10,000  528,750
ENERGY - 0.9%
ENERGY SERVICES - 0.7%
Baker Hughes, Inc.   60,000  1,462,500
Dresser Industries, Inc.   40,000  975,000
Schlumberger Ltd.   44,300  3,067,775
  5,505,275
OIL & GAS - 0.2%
Total SA sponsored ADR  40,000  1,360,000
TOTAL ENERGY   6,865,275
FINANCE - 14.0%
BANKS - 4.6%
Banc One Corp.   35,000  1,321,250
Carolina First Corp.   40,375  706,563
Central Fidelity Banks, Inc.   25,000  800,000
Citizens Bancorp of Maryland  40,000  1,290,000
F & M Bancorporation, Inc.   21,500  559,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
BANKS - CONTINUED
F & M National Corp.   69,000 $ 1,380,000
Financial Trust Corp.   30,000  907,500
First Citizens Bancshares, Inc.  30,000  1,653,750
First Midwest Bankcorp, Inc.   25,000  721,875
First Virginia Banks, Inc.   15,100  630,425
Firstmerit Corp.   70,000  2,100,000
Fort Wayne National Corp.   30,000  945,000
Jefferson Bankshares, Inc.  100,000  2,025,000
Keystone Financial, Inc.  65,000  1,950,000
National Australia Bank Ltd. ADR  30,900  1,398,225
Northeast Indiana Bancorp, Inc.   75,000  900,000
ONBANCorp, Inc.   60,000  2,002,500
PNC Financial Corp.   175,000  5,643,750
Pikeville National Corp.   32,500  625,625
River Forest Bancorp  64,000  1,632,000
TF Financial Corp.   50,000  750,000
Trans Financial Bancorp, Inc.   70,000  1,251,250
Union Planters Corp.   546  17,404
United Bankshares, Inc.  58,000  1,696,500
Wilmington Trust Corp.  50,000  1,543,750
  34,451,367
CREDIT & OTHER FINANCE - 0.4%
HFNC Financial Corp.  60,000  795,000
Harbor Federal Bancorp, Inc.   58,000  841,000
Life Bancorp, Inc.   79,000  1,185,000
  2,821,000
FEDERAL SPONSORED CREDIT - 0.6%
Student Loan Marketing Association  65,000  4,281,875
INSURANCE - 4.0%
AFLAC, Inc.   50,000  2,168,750
Allstate Corp.   110,000  4,523,750
Chubb Corp. (The)  40,700  3,937,725
Conseco, Inc.   11,300  697,176
Lincoln National Corp.   75,000  4,031,250
Marsh & McLennan Companies, Inc.   37,200  3,301,500
Torchmark Corp.   114,900  5,199,225
UNUM Corp.   110,000  6,050,000
  29,909,376
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 4.3%
American Federal Bank  110,000 $ 1,677,500
Avondale Financial Corp. (a)  65,000  942,500
Bedford Bancshares, Inc.   36,000  621,000
Cameron Financial Corp.  42,000  603,750
Coastal Bancorp, Inc.  105,000  1,837,500
Damen Financial Corp. (a)  100,000  1,137,500
FFVA Financial Corp.   52,000  1,430,000
Fidelity Financial Bankshares Corp.   10,000  138,750
First Bell Bancorp, Inc. (a)  100,000  1,337,500
First Federal Capital Corp.   40,000  720,000
First Defiance Financial Corp.   65,000  658,125
First Financial Holdings, Inc.   105,000  2,021,250
First Northern Capital Corp.  30,000  495,000
First Southeast Financial Corp.   85,000  1,615,000
Fort Thomas Financial Corp.   70,000  848,750
Frankfort First Bancorp, Inc.   60,000  795,000
HMN Financial, Inc. (a)  130,000  2,080,000
Harris Savings Bank  43,000  860,000
Home Federal Bancorp  49,000  1,298,500
Industrial Bancorp, Inc.   60,000  825,000
Leader Financial Corp.   55,000  2,055,625
Maryland Federal Bancorp, Inc.   40,000  1,200,000
Pennfed Financial Services, Inc. (a)  110,000  1,622,500
Pennfirst Bancorp, Inc.   15,000  202,500
Piedmont Bancorp, Inc. (a)  36,800  460,000
Pocahontas Federal Saving And Loan Association  43,000  682,625
Sho-Me Financial Corp. (a)  40,000  600,000
Trenton Savings Bank FSB  70,000  910,000
Troy Hill Bancorp, Inc.   50,000  650,000
Virginia First Financial Corp.   68,000  773,500
York Financial Corp.   70,000  1,181,250
  32,280,625
SECURITIES INDUSTRY - 0.1%
John Nuveen Co. Class A  50,000  1,237,500
TOTAL FINANCE   104,981,743
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 6.0%
DRUGS & PHARMACEUTICALS - 0.7%
Sepracor, Inc. (a)  300,000 $ 5,512,500
MEDICAL EQUIPMENT & SUPPLIES - 5.1%
Corvita Corp. (a)  245,000  2,541,875
I-Stat Corp. (a)(e)  1,093,100  35,525,750
  38,067,625
MEDICAL FACILITIES MANAGEMENT - 0.2%
Spectral Diagnostics, Inc. (a)  200,000  1,594,166
TOTAL HEALTH   45,174,291
HOLDING COMPANIES - 0.2%
Shell Transport & Trading PLC  20,000  1,627,500
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
ACTV, Inc. (a)  250,000  937,500
MEDIA & LEISURE - 8.8%
BROADCASTING - 4.9%
Gaylord Entertainment Co. Class A  110,000  3,052,500
Grupo Televisa SA de CV sponsored ADR  40,000  900,000
Starsight Telecast, Inc. (a)  100,000  487,500
Viacom, Inc. (a):
Class B (Class C warrants)   1,100,000  3,162,500
 Class B (Class E warrants)   350,000  1,925,000
 Class B (non-vtg.)  570,000  27,003,750
  36,531,250
LEISURE DURABLES & TOYS - 0.1%
Harley Davidson, Inc.   30,000  862,500
PUBLISHING - 3.7%
Dow Jones & Co., Inc.   70,000  2,791,250
Dun & Bradstreet Corp.   30,000  1,942,500
Gannett Co., Inc.   70,000  4,296,250
Knight-Ridder, Inc.   70,000  4,375,000
McGraw-Hill, Inc.   84,500  7,362,063
New York Times Co. (The) Class A  46,400  1,374,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
PUBLISHING - CONTINUED
News Corp. Ltd. ADR  75,000 $ 1,603,125
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  10,000  512,500
Tribune Co.   60,000  3,667,500
  27,924,788
RESTAURANTS - 0.1%
Luby's Cafeterias, Inc.   45,000  1,001,250
TOTAL MEDIA & LEISURE   66,319,788
NONDURABLES - 8.8%
BEVERAGES - 0.7%
Buenos Aires Embotelladora SA sponsored ADR  35,000  721,875
Cadbury Schweppes PLC ADR Ord.   85,000  2,826,250
Coca-Cola Femsa SA de CV sponsored ADR  40,000  740,000
Panamerican Beverages, Inc. Class A  42,100  1,347,200
  5,635,325
FOODS - 2.5%
General Mills, Inc.   30,000  1,732,500
Tootsie Roll Industries, Inc.   325,000  12,878,125
Tyson Foods, Inc.   80,000  2,090,000
Wrigley (Wm.) Jr. Company  35,000  1,837,500
  18,538,125
HOUSEHOLD PRODUCTS - 1.9%
Colgate-Palmolive Co.   20,000  1,405,000
First Brands Corp.   180,000  8,572,500
Unilever PLC ADR  53,000  4,478,500
  14,456,000
TOBACCO - 3.7%
American Brands, Inc.   40,000  1,785,000
BAT Industries PLC sponsored ADR  145,000  2,646,250
Philip Morris Companies, Inc.   190,000  17,195,000
RJR Nabisco Holdings Corp.   60,000  1,852,500
UST, Inc.   120,000  4,005,000
  27,483,750
TOTAL NONDURABLES   66,113,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - 1.2%
Regis Corp.   390,000 $ 9,360,000
TECHNOLOGY - 0.7%
COMPUTERS & OFFICE EQUIPMENT - 0.7%
Pitney Bowes, Inc.   105,000  4,935,000
TRANSPORTATION - 0.4%
RAILROADS - 0.4%
Union Pacific Corp.   50,000  3,300,000
UTILITIES - 25.9%
TELEPHONE SERVICES - 25.9%
Ameritech Corp.  650,000  38,350,000
Bell Atlantic Corp.   550,000  36,781,250
BellSouth Corp.   940,000  40,890,000
NYNEX Corp.   645,000  34,830,000
Pacific Telesis Group  130,000  4,371,250
SBC Communications, Inc.   570,000  32,775,000
Southern New England Telecommunications Corp.   170,000  6,757,500
  194,755,000
TOTAL COMMON STOCKS
(Cost $418,769,949)   517,159,061
CONVERTIBLE BONDS - 0.2%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT (C)
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Rockefeller Center Properties, Inc. 0%, 12/31/00 (b)
(Cost $1,154,491)  - $ 2,000,000  1,140,000
U.S. TREASURY OBLIGATIONS - 25.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (C) (NOTE 1)
9 1/8%, 5/15/18  Aaa $ 20,000,000 $ 27,453,120
Stripped Interest Payment 0%:
2/15/00  Aaa  25,000,000  20,129,250
 2/15/12  Aaa  300,000,000  113,352,000
Stripped Principal 0%:
2/15/15  Aaa  50,000,000  15,472,500
 2/15/17  Aaa  50,000,000  13,504,500
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $159,557,711)   189,911,370
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
France Government (d)
OAT Strip, 4/25/23  Aaa FRF 100,000  2,479,486
 Principal Strip, 4/25/23  Aaa FRF 90,000  2,237,186
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,941,468)   4,716,672
REPURCHASE AGREEMENTS - 5.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
12/29/95 due 1/2/96  $ 39,439,750  39,414,000
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $623,837,619)  $ 752,341,103
CURRENCY ABBREVIATIONS
FRF - French franc
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Principal amount in thousands.
5. Affiliated company (see Note 8 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 25.9% AAA, AA, A 25.9%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 0.2%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $624,506,301. Net unrealized appreci- ation aggregated $127,834,802, of which $134,027,919 related to appreciated invest- ment securities and $6,193,117 related to depreciated investment securities.
The fund hereby designates $1,312,971 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS DECEMBER 31, 1995

Investment in securities, at value (including repurchase                   $ 752,341,103
agreements of $39,414,000) (cost $623,837,619) -
See accompanying schedule

Cash                                                                        1,667

Receivable for investments sold                                             12,075,751

Receivable for fund shares sold                                             6,699,232

Dividends receivable                                                        1,256,090

Interest receivable                                                         230,632

Other receivables                                                           101,210

Prepaid expenses                                                            8,975

 TOTAL ASSETS                                                               772,714,660

LIABILITIES

Payable for investments purchased                           $ 15,531,409

Payable for fund shares redeemed                             443,369

Distributions payable                                        4,222,435

Accrued management fee                                       375,779

Distribution fees payable                                    409,732

Other payables and accrued expenses                          315,934

 TOTAL LIABILITIES                                                          21,298,658

NET ASSETS                                                                 $ 751,416,002

Net Assets consist of:                                                     $ 609,715,457
Paid in capital

Accumulated undistributed net realized gain (loss) on                       13,197,061
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               128,503,484
investments

NET ASSETS                                                                 $ 751,416,002

CALCULATION OF MAXIMUM OFFERING PRICE                                       $24.88
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($619,992,880 (divided by) 24,920,869 shares)

Maximum offering price per share (100/95.25 of $24.88)                      $26.12

CLASS B:                                                                    $24.56
NET ASSET VALUE, offering price and redemption price
 per share ($87,565,658 (divided by) 3,565,455 shares) A

INSTITUTIONAL CLASS:                                                        $24.80
NET ASSET VALUE, offering price and redemption price
 per share ($20,429,118 (divided by) 823,752 shares)

INITIAL CLASS:                                                              $25.10
NET ASSET VALUE and redemption price per share
 ($23,428,346 (divided by) 933,228 shares)

Maximum offering price per share (100/95.25 of $25.10)                      $26.35


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED DECEMBER 31, 1995

Dividends                                                                 $ 11,406,495

Interest                                                                   8,282,971

 TOTAL INCOME                                                              19,689,466

EXPENSES

Management fee                                             $ 3,419,543
Basic fee

 Performance adjustment                                     91,269

Transfer agent fees                                         1,162,980
Class A

 Class B                                                    126,686

 Institutional Class                                        4,398

 Initial Class                                              44,511

Distribution fees - Class A                                 3,182,013

Distribution fees - Class B                                 467,105

Accounting fees and expenses                                315,623

Non-interested trustees' compensation                       3,060

Custodian fees and expenses                                 42,292

Registration fees - Class A                                 76,078

Registration fees - Class B                                 61,368

Registration fees - Institutional Class                     17,791

Registration fees - Initial Class                           23,362

Audit                                                       37,973

Legal                                                       31,273

Interest                                                    948

Reports to shareholders                                     29,651

Miscellaneous                                               2,006

 Total expenses before reductions                           9,139,930

 Expense reductions                                         (38,211)       9,101,719

NET INVESTMENT INCOME                                                      10,587,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of          36,075,671
 $246,335 on sales of investment in affiliated issuers)

 Foreign currency transactions                              (11,657)       36,064,014

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      132,488,727

 Assets and liabilities in foreign currencies               10,596         132,499,323

NET GAIN (LOSS)                                                            168,563,337

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM                      $ 179,151,084
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                            YEAR ENDED      THREE MONTHS    YEAR ENDED
                                            DECEMBER 31,    ENDED           SEPTEMBER 30,
                                            1995            DECEMBER 31,    1994
                                                            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                  $ 10,587,747    $ 2,067,920     $ 6,903,469
Net investment income

 Net realized gain (loss)                    36,064,014      (5,789,778)     8,280,193

 Change in net unrealized appreciation       132,499,323     (9,641,386)     (23,325,658)
 (depreciation)

 NET INCREASE (DECREASE) IN NET ASSETS       179,151,084     (13,363,244)    (8,141,996)
 RESULTING FROM OPERATIONS

Distributions to shareholders                (9,290,408)     (6,826,359)     (5,752,632)
From net investment income
 Class A

  Class B                                    (1,281,036)     (382,214)       -

  Institutional Class                        (433,848)       -               -

  Initial Class                              (449,705)       (464,141)       (458,027)

 From net realized gain                      (13,102,251)    (5,071,018)     (22,876,692)
 Class A

  Class B                                    (1,854,130)     (211,573)       -

  Institutional Class                        (433,848)       -               -

  Initial Class                              (494,507)       (241,353)       (1,535,740)

 TOTAL DISTRIBUTIONS                         (27,339,733)    (13,196,658)    (30,623,091)

Share transactions - net increase            189,241,269     23,899,770      161,198,427
(decrease)

 TOTAL INCREASE (DECREASE) IN NET ASSETS     341,052,620     (2,660,132)     122,433,340

NET ASSETS

 Beginning of period                         410,363,382     413,023,514     290,590,174

 End of period (including undistributed     $ 751,416,002   $ 410,363,382   $ 413,023,514
net investment income of $0,
$0, and $5,875,182 respectively)




 FINANCIAL HIGHLIGHTS - CLASS A   YEAR ENDED      THREE MONTHS    YEARS ENDED SEPTEMBER 30,
                                  DECEMBER 31,    ENDED
                                                  DECEMBER 31,

SELECTED PER-SHARE DATA           1995            1994            1994 G                      1993   1992 D   1991





Net asset value, beginning of period                       $ 18.70     $ 19.96      $ 22.52     $ 19.53     $ 21.38     $ 17.21

Income from Investment Operations

 Net investment income                                      .39         .10 F        .39 F       .33         .61         .66

 Net realized and unrealized gain (loss)                    6.73        (.75)        (.81)       4.44        .58         4.26

 Total from investment operations                           7.12        (.65)        (.42)       4.77        1.19        4.92

Less Distributions

 From net investment income                                 (.39)       (.35)        (.43)       (.57)       (.62)       (.75)

 From net realized gain                                     (.55)       (.26)        (1.71)      (1.21)      (2.42)      -

 Total distributions                                        (.94)       (.61)        (2.14)      (1.78)      (3.04)      (.75)

Net asset value, end of period                             $ 24.88     $ 18.70      $ 19.96     $ 22.52     $ 19.53     $ 21.38

TOTAL RETURN B, C                                           38.16%      (3.26)%      (2.24)%     26.33%      7.26%       29.51%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                    $ 619,993   $ 375,691    $ 385,349   $ 269,833   $ 194,710   $ 199,604

Ratio of expenses to average net assets                     1.61%       1.73% A,     1.85%       1.57%       1.46%       1.56%
                                                                       H                        E

Ratio of expenses to average net assets after expense
reductions                                                  1.61% I     1.73% A,     1.84%       1.57%       1.46%       1.56%
                                                                        I           I

Ratio of net investment income to average net assets        1.90%       2.03% A      1.89%       2.06%       3.22%       3.61%

Portfolio turnover                                          142%        228% A       159%        183%        211%        223%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D AS OF OCTOBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
E INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FIDELITY MANAGEMENT & RESEARCH COMPANY FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS B

                                                 YEAR ENDED    THREE       YEAR ENDED
                                                 DECEMBER      MONTHS      SEPTEMBER
                                                 31,           ENDED       30,
                                                               DECEMBER
                                                               31,

                                                 1995          1994        1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 18.57       $ 19.98     $ 19.65

Income from Investment Operations

 Net investment income                            .38           .06 E       .05 E

 Net realized and unrealized gain (loss)          6.54          (.74)       .28

 Total from investment operations                 6.92          (.68)       .33

Less Distributions

 From net investment income                       (.38)         (.47)       -

 From net realized gain                           (.55)         (.26)       -

 Total distributions                              (.93)         (.73)       -

Net asset value, end of period                   $ 24.56       $ 18.57     $ 19.98

TOTAL RETURN B, C                                 37.35%        (3.41)%     1.68%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 87,566      $ 17,090    $ 8,824

Ratio of expenses to average net assets           2.11%         2.58% A     2.63% A,
                                                                            G

Ratio of expenses to average net assets after     2.10% F       2.53% A,    2.63% A
expense reductions                                              F

Ratio of net investment income to average net     1.40%         1.22% A     1.11% A
assets

Portfolio turnover                                142%          228% A      159%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALES OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
G FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.


 FINANCIAL HIGHLIGHTS - INITIAL CLASS   YEAR ENDED     THREE MONTHS    YEARS ENDED SEPTEMBER 30,
                                        DECEMBER 31,   ENDED
                                                       DECEMBER 31,

SELECTED PER-SHARE DATA                 1995           1994            1994 G                      1993   1992 D   1991




Net asset value, beginning of period                                $ 18.86    $ 20.23     $ 22.72    $ 19.72    $ 21.55    $ 17.37


Income from Investment Operations


 Net investment income                                               .50        .13 F       .54 F      .45        .73        .77


 Net realized and unrealized gain (loss)                             6.79       (.74)       (.81)      4.46       .58        4.26


 Total from investment operations                                    7.29       (.61)       (.27)      4.91       1.31       5.03


Less Distributions


 From net investment income                                          (.50)      (.50)       (.51)      (.70)      (.72)      (.85)


 From net realized gain                                              (.55)      (.26)       (1.71)     (1.21)     (2.42)     -


 Total distributions                                                 (1.05)     (.76)       (2.22)     (1.91)     (3.14)     (.85)


Net asset value, end of period                                      $ 25.10    $ 18.86     $ 20.23    $ 22.72    $ 19.72    $ 21.55


TOTAL RETURN B, C                                                    38.75%     (3.02)%     (1.51)%    26.98%     7.89%      30.01%


RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)                             $ 23,428   $ 17,583    $ 18,850   $ 20,707   $ 17,933 $ 19,193


Ratio of expenses to average net assets                              1.04%      1.14% A     1.15%      .89%       .87%       1.00%

                                                                                                      E


Ratio of expenses to average net assets after expense reductions     1.03%      1.11% A,    1.14%      .89%       .87%       1.00%

                                                                    H           H          H


Ratio of net investment income to average net assets                 2.47%      2.65% A     2.6%       2.74%      3.78%      4.12%


Portfolio turnover                                                   142%       228% A      159%       183%       211%       223%



A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D AS OF OCTOBER 1, 1991 THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
E INCLUDES REIMBURSEMENT OF $.03 PER SHARE FROM FIDELITY MANAGEMENT & RESEARCH COMPANY FOR ADJUSTMENTS TO PRIOR PERIOD'S FEES.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
H FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEAR ENDED
                                                                    DECEMBER 31,

                                                                    1995 B

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 22.35

Income from Investment Operations

 Net investment income                                               .55

 Net realized and unrealized gain (loss)                             3.00

 Total from investment operations                                    3.55

Less Distributions

 From net investment income                                          (.55)

 From net realized gain                                              (.55)

 Total distributions                                                 (1.10)

Net asset value, end of period                                      $ 24.80

TOTAL RETURN C, D                                                    15.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 20,429

Ratio of expenses to average net assets                              .97% A

Ratio of expenses to average net assets after expense reductions     .96% A,
                                                                     E

Ratio of net investment income to average net assets                 2.55% A

Portfolio turnover                                                   142%


A ANNUALIZED
B FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANUALIZED.
D TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
E FMR HAS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS). NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Opportunities (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Initial and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, defaulted bonds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract.
Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $956,054,091 and $777,055,649, respectively, of which U.S. government and government agency obligations aggregated $85,274,251 and $4,983,594, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus) .20%) based on the fund's investment performance of the lowest performing class as compared to the appropriate index over a specified period of time. The investment performance is measured separately for each class. For the period, the management fee was equivalent to an annual rate of .62% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .2500% to .5200%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class A distribution plan. Under the revised plan, the fee is based on an annual rate of .50% of the average net assets of the Class A shares. For the period, the fund paid FDC $3,182,013 and $476,105 under the Class A Plan and Class B Plan, respectively, of which $2,377,409 and $116,312 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A and Initial Class shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A and Initial Class sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A and Initial Class shares of the fund. For the period, FDC received sales charges of $1,885,188 on sales of Class A and Initial Class shares of the fund, of which $1,738,480 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $40,916 on Class B share redemptions from the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street), Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, and Fidelity Service Co. (FSC), also an affiliate of FMR, (collectively referred to as the Transfer Agents) are the transfer, dividend disbursing, and shareholder servicing agents for the fund's Class A shares, Class B shares and Institutional Class shares, and Initial Class shares, respectively. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24%, .27%, .06% (annualized), and .22% of average net assets for Class A, Class B, Institutional Class and Initial Class, respectively.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $217,580 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $1,781,000. The weighted average interest rate was 6.4375%. Interest expense includes $948 paid under the bank borrowing program.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $38,211 under this arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES
 YEAR ENDED THREE MONTHS ENDED YEAR ENDED
 DECEMBER 31, DECEMBER 31, SEPTEMBER 30,
 1995 B 1994 1994 A
CLASS A
Shares sold  9,172,492  1,516,748  9,950,363
Reinvestment of distributions  758,477  494,691  946,630
Shares redeemed  (5,097,863)  (1,234,112)  (3,569,676)
Net increase (decrease)  4,833,106  777,327  7,327,317
CLASS B
Shares sold  2,741,552  485,395  444,178
Reinvestment of distributions  119,876  29,181  -
Shares redeemed  (216,251)  (36,053)  (2,423)
Net increase (decrease)  2,645,177  478,523  441,755
INITIAL CLASS
Shares sold  13,543  22,104  10,959
Reinvestment of distributions  33,960  32,999  86,923
Shares redeemed  (46,783)  (54,526)  (77,300)
Net increase (decrease)  720  577  20,582
INSTITUTIONAL CLASS
Shares sold  804,353  -  -
Reinvestment of distributions  33,876  -  -
Shares redeemed  (14,477)  -  -
Net increase (decrease)  823,752  -  -

7. SHARE TRANSACTIONS - CONTINUED
  DOLLARS
 YEAR ENDED THREE MONTHS ENDED YEAR ENDED
 DECEMBER 31, DECEMBER 31, SEPTEMBER 30,
 1995 B 1994 1994 A
AMOUNTS IN THOUSANDS
CLASS A
Shares sold $ 204,159,266 $ 29,239,750 $ 204,646,521
Reinvestment of distributions  18,559,827  9,270,516  19,661,509
Shares redeemed  (111,903,939)  (23,824,539)  (72,396,373)
Net increase (decrease) $ 110,815,154 $ 14,685,727 $ 151,911,657
CLASS B
Shares sold $ 61,331,975 $ 9,362,672 $ 8,900,939
Reinvestment of distributions  2,896,199  542,478  -
Shares redeemed  (4,921,449)  (702,223)  (48,808)
Net increase (decrease) $ 59,306,725 $ 9,202,927 $ 8,852,131
INITIAL CLASS
Shares sold $ 326,042 $ 432,827 $ 228,789
Reinvestment of distributions  838,428  623,021  1,818,425
Shares redeemed  (1,049,626)  (1,044,732)  (1,612,575)
Net increase (decrease) $ 114,844 $ 11,116 $ 434,639
INSTITUTIONAL CLASS
Shares sold $ 18,524,159 $ - $ -
Reinvestment of distributions  826,550  -  -
Shares redeemed  (346,163)  -  -
Net increase (decrease) $ 19,004,546 $ - $ -
A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO SEPTEMBER 30, 1994.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
8. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
ACTV, Inc.  $ - $ 875,000 $ - $ - I-Stat Corp.   -  -  -  35,525,750
Showscan Corp.   -  1,347,885  -  -
TOTALS  $ - $ 2,222,885 $ - $35,525,750
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Opportunities Fund:
We have audited the accompanying statements of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statements of operations for the year then ended, the statement of changes in net assets for the year then ended, for the period from October 1, 1994 through December 31, 1994, and for the year ended September 30, 1994, and the financial highlights for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994, and for the four years in the period ended September 30, 1994 (Class A and Initial Class), for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994 and for the period from June 30, 1994 (commencement of sale of Class B shares) through September 30, 1994 (Class B), and for the period from July 3, 1995 (commencement of sale of Institutional Class shares) through December 31, 1995 (Institutional Class). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Opportunities Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended, for the period from October 1, 1994 through December 31, 1994 and for the year ended September 30, 1994, and the financial highlights for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994, and for the four years in the period ended September 30, 1994 (Class A and Initial Class), for the year ended December 31, 1995, for the period from October 1, 1994 through December 31, 1994 and for the period from June 30, 1994 (commencement of sale of Class B shares) through September 30, 1994 (Class B) and for the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995 (Institutional Class), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 2, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Opportunities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 2/5/96 2/2/96 - $.41
Class B 2/5/96 2/2/96 - $.41
Institutional Class 2/5/96 2/2/96 - $.41
Initial Class 2/5/96 2/2/96 - $.41
A total of 18.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund notified shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Daniel R. Frank, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)
* INDEPENDENT TRUSTEES


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EMERGING MARKETS INCOME
FUND - CLASS A AND CLASS B
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                11   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       14   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              15   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     20   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    26   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class A shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995              PAST 1    LIFE OF
                                             YEAR      FUND

Advisor Emerging Markets Income - Class A    6.99%     9.63%

Advisor Emerging Markets Income - Class A
 (incl. max. 3.50% sales charge) 1           3.24%     5.79%

JP Morgan Emerging Markets Bond Index        27.54%    14.37%

JP Morgan Emerging Markets Bond Index Plus   26.78%    13.59%

Average Emerging Market Debt Fund            20.12%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the JP Morgan Emerging Markets Bond Index or the JP Morgan Emerging Markets Bond Index Plus- both broad measures of bond performance in developing countries. To measure how Class A's performance stacked up against its peers, you can compare it to the average emerging market debt fund, which reflects the performance of 12 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Recent U.S. Consumer Price Index (CPI) information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995              PAST 1    LIFE OF
                                             YEAR      FUND

Advisor Emerging Markets Income - Class A    6.99%     5.20%

Advisor Emerging Markets Income - Class A
 (incl. max. 3.50% sales charge) 1           3.24%     3.15%

JP Morgan Emerging Markets Bond Index        27.54%    7.68%

JP Morgan Emerging Markets Bond Index Plus   26.78%    7.28%

Average Emerging Market Debt Fund            20.12%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.

1 HAD THE FORMER MAXIMUM 4.75% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE YEAR AND LIFE OF FUND WOULD HAVE BEEN 1.90% AND 1.90%, AND 4.42% AND 2.41%, RESPECTIVELY. $10,000 OVER LIFE OF FUND
                          FA Emerg Mkt Inc (63jp004
                 03/31/94             9650.00         10,000.00
                 04/30/94             9776.98          9,813.15
                 05/31/94            10407.21         10,538.52
                 06/30/94             9903.49         10,003.24
                 07/31/94            10125.69         10,185.84
                 08/31/94            11345.66         11,028.96
                 09/30/94            11669.61         11,369.80
                 10/31/94            11368.84         11,010.46
                 11/30/94            11132.57         10,998.76
                 12/31/94            10317.99         10,286.30
                 01/31/95             9133.41          9,790.86
                 02/28/95             8480.64          9,335.47
                 03/31/95             8232.63          9,147.30
                 04/30/95             8939.42         10,126.09
                 05/31/95             9472.72         11,007.34
                 06/30/95             9526.09         11,250.30
                 07/31/95             9542.31         11,205.93
                 08/31/95             9746.69         11,512.64
                 09/30/95            10134.47         11,962.72
                 10/31/95            10057.87         11,832.85
                 11/30/95            10393.81         12,176.52
                 12/31/95            11038.86         13,039.94

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Emerging Markets Income Fund - Class A on March 31, 1994, shortly after the fund started, and paid the current maximum 3.50% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $11,039 - a 10.39% increase on your initial investment. For comparison, look at how the JP Morgan Emerging Markets Bond Index Plus did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,040 - a 30.40% increase.
Beginning with this report, the fund will compare its performance to the JP Morgan Emerging Markets Bond Index Plus rather than the JP Morgan Emerging Markets Bond Index. The JP Morgan Emerging Markets Bond Index Plus includes corporate bonds and local currency bonds, and is more representative of the fund's investable universe. For comparison purposes, both indices are shown on page 4.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets means
assuming greater risks than
investing in the United States.
Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an international
fund's performance may be more
volatile than a fund that invests
exclusively in the United States.
Past performance is no guarantee
of future results and you may have
a gain or loss when you sell your
shares.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEAR ENDED      MARCH 10, 1994
                              DECEMBER 31,    (COMMENCEMENT
                              1995            OF FUND
                                              OPERATIONS) TO
                                              DECEMBER 31, 1994

Dividend return               9.51%           4.80%

Capital appreciation return   -2.52%          -2.33%

Total return                  6.99%           2.47%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1995   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               6.61(cents)   38.45(cents)   77.73(cents)

Annualized dividend rate          8.66%         8.87%          9.38%

30-day annualized yield           9.86%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $8.99 over the past month, $8.60 over the past six months and $8.29 over the past year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.50% sales charge. If Fidelity had not reimbursed certain Class A expenses during the period shown, the yield would have been 9.78%. Had Class A's prior 4.75% sales charge been reflected, the 30-day annualized yield and restated yield (excluding reimbursement of expenses) would have been 9.74% and 9.67%, respectively.
ADVISOR EMERGING MARKETS INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee. Prior to January 1, 1996, this fee was 1.00%, which is reflected in the returns for the period after June 30, 1994. Returns prior to June 30, 1994 are those of Class A, the original class of the fund and reflect Class A's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower. Class B's contingent deferred sales charges included in the past one year and life of fund total return figures are 4% and 3% respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995              PAST 1   LIFE OF
                                             YEAR     FUND

Advisor Emerging Markets Income - Class B    6.38%    8.46%

Advisor Emerging Markets Income - Class B    2.47%    5.67%
 (incl. contingent deferred sales charge)

JP Morgan Emerging Markets Bond Index        27.54%   14.37%

JP Morgan Emerging Markets Bond Index Plus   26.78%   13.59%

Average Emerging Market Debt Fund            20.12%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the JP Morgan Emerging Market Bond Index or the JP Morgan Emerging Markets Bond Index Plus - both broad measures of the bond performance in developing countries. To measure how Class B's performance stacked up against its peers, you can compare it to the average emerging market debt fund, which currently reflects the performance of 12 funds tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Recent U.S. Consumer Price Index (CPI) Information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995              PAST 1   LIFE OF
                                             YEAR     FUND

Advisor Emerging Markets Income - Class B    6.38%    4.58%

Advisor Emerging Markets Income - Class B    2.47%    3.09%
 (incl. contingent deferred sales charge)

JP Morgan Emerging Markets Bond Index        27.54%   7.68%

JP Morgan Emerging Markets Bond Index Plus   26.78%   7.28%

Average Emerging Market Debt Fund            20.12%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                         FAEmerg Mkt Inc- Cl jp004
                03/31/94            10000.00        10,000.00
                04/30/94            10131.58         9,813.15
                05/31/94            10784.67        10,538.52
                06/30/94            10262.68        10,003.24
                07/31/94            10479.19        10,185.84
                08/31/94            11731.96        11,028.96
                09/30/94            12068.80        11,369.80
                10/31/94            11760.43        11,010.46
                11/30/94            11498.08        10,998.76
                12/31/94            10638.87        10,286.30
                01/31/95             9433.23         9,790.86
                02/28/95             8743.94         9,335.47
                03/31/95             8483.25         9,147.30
                04/30/95             9205.14        10,126.09
                05/31/95             9746.94        11,007.34
                06/30/95             9806.96        11,250.30
                07/31/95             9817.26        11,205.93
                08/31/95            10020.77        11,512.64
                09/30/95            10400.35        11,962.72
                10/31/95            10326.94        11,832.85
                11/30/95            10664.24        12,176.52
                12/29/95            11026.01        13,039.94

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Emerging Markets Income Fund - Class B on March 31, 1994, shortly after the fund started and paid the applicable contingent deferred sales charge upon redemption at the end of the period. As the chart shows, by December 31, 1995, the value of your investment would have grown to $11,026
- a 10.26% increase on your initial investment. For comparison, look at how the JP Morgan Emerging Markets Bond Index Plus did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,040 - a 30.40% increase.
Beginning with this report, the fund will compare its performance to the JP Morgan Emerging Markets Bond Index Plus rather than the JP Morgan Emerging Markets Bond Index. The JP Morgan Emerging Markets Bond Index Plus includes corporate bonds and local currency bonds, and is more representative of the fund's investable universe. For comparison purposes, both indices are shown on page 8.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a fund
that invests exclusively in the
United States. Past performance
is no guarantee of future results
and you may have a gain or loss
when you sell your shares.
(checkmark)
TOTAL RETURN COMPONENTS
                              YEAR ENDED      MARCH 10, 1994
                              DECEMBER 31,    (COMMENCEMENT OF
                              1995            FUND OPERATIONS) TO
                                              DECEMBER 31, 1994

Dividend return               8.69%           4.30%

Capital appreciation return   -2.31%          -2.34%

Total return                  6.38%           1.96%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1995   PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               6.03(cents)   35.12(cents)   71.25(cents)

Annualized dividend rate          7.88%         8.08%          8.57%

30-day annualized yield           9.45%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $9.01 over the past month, $8.62 over the past six months, and $8.31 over the past year, you can compare the class' income distributions over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain Class B expenses during the period shown, the yield would have been 9.38%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Both developed and emerging
fixed-income markets recorded
strong returns in 1995. For the
12 months ended December 31,
1995, the Salomon Brothers World
Government Bond Index - a
proxy of government bond market
performance in developed nations
including the U.S. - rose
19.04%. Emerging markets
shrugged off the fallout from
December 1994's Mexican peso
devaluation to record strong
returns. The J.P. Morgan Emerging
Markets Bond Index posted a
27.54% return for the year. To
compare, the Lehman Brothers
Aggregate Bond Index - a broad
measure of taxable bonds in the
U.S. market - had a total return of
18.47%. Bond markets in
developed countries benefited
from slow economic growth and
relatively low inflation pressures.
This led to a more favorable interest
rate environment, as the central
banks of the U.S., Germany and
Great Britain all lowered their
respective short-term interest
rates. Record low interest rates
in Japan and a strengthening
dollar pushed a significant amount
of money into the U.S., as overseas
investors in 1995 purchased a
record net $99.4 billion in U.S.
Treasury securities - helping fuel
the U.S. rally. The bulk of emerging
markets' total return came from a
springtime rally following the
announcement of a $50 billion
bailout package for Mexico by the
U.S. Treasury and the International
Monetary Fund.
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the 12-months ended December 31, 1995, the fund's Class A and B shares returned 6.99% and 6.38%, respectively. For comparison purposes, the J.P. Morgan Emerging Markets Bond Index Plus returned 26.78% and the average emerging market debt fund, according to Lipper Analytical Services, returned 20.12%. In stark contrast to the first six months of 1995, however, in the past six months the fund posted a 15.88% and 15.40% gain for its Class A and B shares. At the same time, the index returned 15.91% and the average emerging market debt fund returned 15.82%.
Q. WOULD YOU DESCRIBE WHAT THE EMERGING DEBT MARKET WAS LIKE THIS PAST
YEAR?
A. Sure. As described in the fund's semiannual report in June, we came into 1995 with the Mexican peso devaluation having cast a pall over most emerging markets. The emerging debt markets rebounded, however, with a springtime rally following the announcement of a support package from the international community for Argentina and Mexico. In general, all fixed-income markets benefited from slow economic growth, stable interest rates and relatively low inflation pressures. This became particularly evident when the central banks of the U.S., Germany and Great Britain all lowered their respective short-term interest rates. Although returns in emerging debt markets remained positive, there was a market consolidation from May to the middle of November. Finally, from November to the end of year, emerging market bonds rallied, spurred by international investors seeking higher yields.
Q. SO HOW WAS THE FUND MANAGED IN THIS DYNAMIC ENVIRONMENT?
A. When I began managing the fund in June, it had a significant cash position. I put that cash to work in Latin American corporate bonds. As investors recognized the value of these bonds, they appreciated in value and their spreads - the difference in yield compared to U.S. Treasury bonds
- tightened. I then sold these corporates and bought Brady bonds of Brazil. Country rotation from Brazil to Argentina to Mexico became the theme for the rest of the year.
Q. SHOULD ONE ASSUME THAT BECAUSE YOU TOOK PROFITS MAINLY IN THE SOUTH AMERICAN POSITIONS, THAT YOU ARE NO LONGER OPTIMISTIC ABOUT THIS AREA OF THE WORLD?
A. Absolutely not. I always look at individual securities on a relative value basis. That said, the fund's largest positions are still in Argentina and Brazil. These countries have embarked on ambitious privatization programs of state industries as well as fiscal reforms.
Q. WHAT WERE SOME OTHER APPEALING AREAS OF THE MARKET FOR THE FUND?
A. Although the fund had a very small position in Southeast Asia, loans from Vietnam and bonds from Indonesia performed well during the period. Additionally, the fund participated in this year's rally in South African bonds. Aside from the bonds the fund is allowed to own, it also has a significant interest in loan participations. Loans generally performed well, with those from Panama, Peru and Russia particularly benefiting the fund.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. There were very few. The largest was the fact that the fund held a large cash position during the emerging debt market rally this past spring. Thus, the fund did not fully participate in the rebound.
Q. WHAT'S YOUR OUTLOOK?
A. I am optimistic about emerging market debt. Stable interest rates in the developed world coupled with tight fiscal and monetary policies in emerging countries may attract more capital. However, I will continue to monitor the economies, politics and interest rates that can radically effect the emerging markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets. As a
secondary objective, the
fund seeks capital
appreciation
START DATE: March 10, 1994
SIZE: as of December 31,
1995, more than $45 million
MANAGER: John Carlson,
since June 1995; manager,
Fidelity Advisor Strategic
Income since October 1995;
joined Fidelity in June 1995
(checkmark)
JOHN CARLSON ON BRADY BONDS:
"Brady bonds - which are
named after former Bush
administration Treasury
Secretary Nicholas Brady -
are U.S. dollar-denominated
bonds of developing
countries. The Brady bond is
a unique security in that it has
an extremely long duration -
or price sensitivity to changes
in interest rates - and
significant credit exposure. Of
course, one is compensated
for their higher risks with a
higher potential return.
"Being successful in emerging
markets means doing your
homework. First, you need to
consider a country's monetary
policy, fiscal policy and
economic reform
programs. You also have to
look at the demographics of
the country. What's the
strength of its local capital
markets? How good is a
country's savings rate or
education level? What are the
country's infrastructure
needs? How fast can it create
jobs?"
INVESTMENT CHANGES


TOP COUNTRIES AS OF DECEMBER 31, 1995
(EXCLUDING REPURCHASE AGREEMENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                    INVESTMENTS   6 MONTHS AGO

Argentina                            25.3          16.8

Brazil                               18.9          23.1

Mexico                               8.3           6.0

Panama                               4.9           1.7

Venezuela                            4.7           0.0

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. THE FUND'S LARGEST POSITION AS OF DECEMBER 31, 1995 WAS IN SECURITIES OF ARGENTINEAN ISSUERS.
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995
(BY ISSUER, EXCLUDING REPURCHASE    % OF FUND'S    % OF FUND'S
 AGREEMENTS)                        INVESTMENTS    INVESTMENTS
                                                   6 MONTHS AGO

Argentina Republic                  23.1           16.8

Brazil Federative Republic          18.5           21.7

Mexican Government Brady            7.2            4.6

Republic of Venezuela               4.7            0.0

Bank for Foreign Economic
Affairs    of the                   4.6            2.8
USSR (Vnesheconombank)

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1995
                6 MONTHS AGO

Years    13.5    12.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
31.
37
Row: 1, Col: 1, Value: 13.4
Row: 1, Col: 2, Value: 11.9
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 66.2
Row: 1, Col: 5, Value: 8.5
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 31.8
Row: 1, Col: 3, Value: 2.1
Row: 1, Col: 4, Value: 54.1
Row: 1, Col: 5, Value: 6.6
Corporate bonds 8.5%
Foreign
government
obligations 66.2%
Stocks 0.0%
Short-term
investments 11.9%
Other 13.4%
Corporate bonds 6.6%
Foreign
government
obligations 56.1%
Stocks 0.1%
Short-term
investments 31.8%
Other 5.4%
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 8.5%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (D) AMOUNT (B)  (NOTE 1)
ARGENTINA - 2.2%
Invergas SA 12 1/2%, 12/16/99  - $ 450,000 $ 445,500
Sodigas Pampeana SA 10 1/2%, 7/6/99  -  400,000  392,000
Telecom Argentina Stet-France Telecom SA
12%, 11/15/02 (f)  B1  215,000  228,975
  1,066,475
BRAZIL - 0.4%
Abril SA 12%, 10/25/03 (f)  -  200,000  201,250
COLOMBIA - 0.7%
Comunicaciones Celulares SA Unit 0%,
11/15/03 (e)(f)  B3  560,000  317,800
CZECH REPUBLIC - 2.1%
BV Finance of Prague 11%, 6/23/97  AAA CZK 15,000,000  566,170
Coca-Cola Amatil Ltd.
12%, 10/25/03   A2 CZK 11,100,000  416,260
  982,430
INDONESIA - 1.1%
Tjiwi Kimia International Finance Co.
13 1/4%, 8/1/01  Ba3  500,000  540,000
MEXICO - 1.1%
Empaques Ponderosa SA euro
8 3/4%, 12/6/96  -  115,000  112,554
Grupo Condumex SA de CV:
6 1/4%, 7/27/96 (f)  -  100,000  98,000
 euro 6 1/4%, 7/27/96  -  300,000  294,000
  504,554
SOUTH AFRICA - 0.9%
ESKOM (Electricity Supply Commission)
12%, 5/1/96  Baa3 ZAR 1,500,000  408,051
TOTAL NONCONVERTIBLE BONDS
(Cost $3,965,183)   4,020,560
GOVERNMENT OBLIGATIONS - 66.2% (H)
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (D) AMOUNT (B)  (NOTE 1)
ARGENTINA - 23.1%
Argentina Republic:
BOCON:
 5.83%, 4/1/01 (i)  B1 $ 2,506,289 $ 1,965,500
  3.59%, 9/1/02 (i)  - ARS 835,112  449,568
  Brady euro:
  floating rate bond 6.8125%, 3/31/05 (i)  B2  5,250,000  3,740,625 par 5%, 3/31/23 (e)  B2  8,425,000  4,807,516
  10,963,209
BRAZIL - 18.5%
Brazil Federative Republic:
Brady:
 capitalization bond 8%, 4/15/14  B1  5,199,930  2,973,710
  debt conversion bond euro
  6 7/8%, 4/15/12 (i)  B1  4,450,000  2,536,500
  eligible interest 6.81%, 4/15/06 (i)  B1  3,900,000  2,686,125 par 4 1/4%, 4/15/24 (e)  B1  1,150,000  610,219
  8,806,554
BULGARIA - 3.6%
Republic of Bulgaria Brady discount
6 3/4%, 7/28/24 (i)  -  3,200,000  1,700,000
ECUADOR - 1.9%
Republic of Ecuador Brady par euro
3%, 2/28/25 (e)  -  2,550,000  918,000
MEXICO - 8.3%
Mexican Government Brady:
discount 6.54688%, 12/31/19 (i)  Ba3  600,000  433,125
 par:
 6 1/4%,12/31/19  Ba2  775,000  504,719
  6 1/4%, 12/31/19  Ba3  3,825,000  2,491,106
Mexico Value oil recovery rights (a)  -  7,524,000  -
United Mexican States 0%,11/27/96 (return
indexed to higher of 28-day Cetes rate or
1 year LIBOR) (a)(f)  -  500,000  509,375
  3,938,325
PANAMA - 1.0%
Republic of Panama interest reduction bond (f)(g) - 1,050,000 475,125 GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (D) AMOUNT (B)  (NOTE 1)
PHILIPPINES - 3.0%
Philippine Government Brady par
6 1/4%, 12/1/17 (e)  Ba2 $ 1,900,000 $ 1,420,250
POLAND - 1.2%
Polish Government Treasury Bills:
 0%, 9/04/96  - PLN 900,000  312,874
 0%, 10/30/96  - PLN 720,000  242,122
  554,996
SOUTH AFRICA - 0.9%
Republic of South Africa 12%, 2/28/05  Baa1 ZAR 1,700,000  414,486
VENEZUELA - 4.7%
Republic of Venezuela:
Brady debt conversion bond
 7 3/8%, 12/18/07 (i)  Ba2  2,400,000  1,367,063
 Brady par A euro 6 3/4%, 3/31/20  Ba2  1,550,000  885,438
 oil recovery rights (a)  -  7,750  -
  2,252,501
TOTAL GOVERNMENT OBLIGATIONS
(Cost $29,077,040)   31,443,446
PURCHASED BANK DEBT - 13.4%
MOROCCO - 3.5%
Kingdom of Morocco, Series A loan
participation 6.59375%, 1/1/09 (g)(i)    2,460,000  1,648,200
PANAMA - 3.9%
Republic of Panama loan participation refinanced
under credit agreement (a)(g)    2,500,000  1,850,000
PERU - 1.4%
Republic of Peru loan participation under
1983 agreement (a)(g)(i)    890,000  646,363
RUSSIA - 4.6%
Bank for Foreign Economic Affairs of the
USSR (Vnesheconombank) loan
participation (a)(g)    6,400,000  2,176,000
TOTAL PURCHASED BANK DEBT
(Cost $5,603,392)   6,320,563
COMMERCIAL PAPER - 0.9%
  PRINCIPAL VALUE
  AMOUNT (B) (NOTE 1)
INDONESIA - 0.9%
Tjiwi Kimia International Finance Co.
BV 0%, 1/24/96 (c) (Cost $443,494)   IDR 1,000,000 $ 432,736
REPURCHASE AGREEMENTS - 11.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%
dated 12/29/95 due 1/2/96  $ 5,239,421  5,236,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $44,325,109)  $ 47,453,305
CURRENCY ABBREVIATIONS
ARS - Argentine peso
CZK - Czech koruna
IDR - Indonesian rupiah
ZAR - South African rand
PLN - Polish zloty
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Principal amount in thousands.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,830,525 or 4.0% of net assets.
7. A portion of the security purchased on a delayed delivery basis (see
Note 2 of Notes to Financial Statements).
8. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.9% AAA, AA, A 2.1%
Baa 1.7% BBB  0.9%
Ba 15.9% BB  33.6%
B 41.4% B  20.9%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 24.8% including long-term debt categorized as other securities. FMR has determined that unrated debt securities that are lower quality account for 23.9% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $44,508,561. Net unrealized appreciation aggregated $2,944,744, of which $2,978,328 related to appreciated investment securities and $33,584 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $6,212,000 which will expire on December 31, 2003.
The fund intends to elect to defer to its fiscal year ending December 31, 1996 approximately $7,300 of losses recognized during the period November 1, 1995 to December 31, 1995.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities (Unaudited)
Basic Industries    1.4%
Finance    2.1
Government Obligations   66.2
Media & Leisure    0.4
Nondurables    0.9
Purchased Bank Debt   13.4
Repurchase Agreements   11.0
Technology    0.8
Utilities    3.8
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                 $ 47,453,305
agreements of $5,236,000) (cost $44,325,109) -
See accompanying schedule

Cash                                                                      206,605

Receivable for investments sold                                           202,867

Interest receivable                                                       751,404

Prepaid expenses                                                          8,975

 TOTAL ASSETS                                                             48,623,156

LIABILITIES

Payable for investments purchased                           $ 312,140
Regular delivery

 Delayed delivery                                            2,289,125

Distributions payable                                        23,288

Accrued management fee                                       8,550

Distribution fees payable                                    14,686

Other payables and accrued expenses                          83,436

 TOTAL LIABILITIES                                                        2,731,225

NET ASSETS                                                               $ 45,891,931

Net Assets consist of:

Paid in capital                                                          $ 49,469,282

Distributions in excess of net investment income                          (276,131)

Accumulated undistributed net realized gain (loss) on                     (6,428,930)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             3,127,710
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                               $ 45,891,931

CALCULATION OF MAXIMUM OFFERING PRICE                                     $9.28
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($36,204,615 (divided by) 3,901,463 shares)

Maximum offering price per share (100/95.25 of $9.28)                     $9.74

CLASS B:                                                                  $9.30
NET ASSET VALUE, offering price and redemption price
 per share ($9,486,028 (divided by) 1,020,155 shares) A

INSTITUTIONAL CLASS                                                       $9.28
NET ASSET VALUE, offering price and redemption price
 per share ($201,288 (divided by) 21,685 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                         $ 4,369,318
Interest

EXPENSES

Management fee                                             $ 283,122

Transfer agent fees                                         119,593
Class A

 Class B                                                    28,611

 Institutional Class                                        122

Distribution fees - Class A                                 83,361

Distribution fees - Class B                                 69,712

Accounting fees and expenses                                45,004

Non-interested trustees' compensation                       166

Custodian fees and expenses                                 33,057

Registration fees - Class A                                 34,665

Registration fees - Class B                                 15,290

Registration fees - Institutional Class                     15,271

Audit                                                       46,947

Legal                                                       2,583

Reports to shareholders                                     1,749

Miscellaneous                                               381

 Total expenses before reductions                           779,634

 Expense reductions                                         (120,937)      658,697

NET INVESTMENT INCOME                                                      3,710,621

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (5,509,526)

 Foreign currency transactions                              57,249         (5,452,277)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      6,492,709

 Assets and liabilities in foreign currencies               (95,995)       6,396,714

NET GAIN (LOSS)                                                            944,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 4,655,058
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31,   DECEMBER 31,
                                                            1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 3,710,621    $ 1,149,574
Net investment income

 Net realized gain (loss)                                    (5,452,277)    70,512

 Change in net unrealized appreciation (depreciation)        6,396,714      (3,269,004)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,655,058      (2,048,918)
FROM OPERATIONS

Distributions to shareholders                                (3,105,070)    (757,141)
From net investment income
 Class A

  Class B                                                    (590,979)      (58,330)

  Institutional Class                                        (4,785)        -

 In excess of net investment income                          -              (322,864)
 Class A

  Class B                                                    -              (24,873)

 From net realized gain                                      -              (44,276)
 Class A

  Class B                                                    -              (4,694)

 In excess of net realized gain                              -              (1,148,710)
 Class A

  Class B                                                    -              (121,779)

 TOTAL DISTRIBUTIONS                                         (3,700,834)    (2,482,667)

Share transactions - net increase (decrease)                 9,874,830      39,594,462

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    10,829,054     35,062,877

NET ASSETS

 Beginning of period                                         35,062,877     -

 End of period (including distributions in excess of net    $ 45,891,931   $ 35,062,877
investment income of $276,131 and $541,145,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED DECEMBER 31,

                                                        1995        1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.520     $ 10.000

Income from Investment Operations

 Net investment income                                   .860        .356

 Net realized and unrealized gain (loss)                 (.323) F    (.073)

 Total from investment operations                        .537        .283

Less Distributions

 From net investment income                              (.777)      (.353)

 In excess of net investment income                      -           (.150)

 From net realized gain                                  -           (.010)

 In excess of net realized gain                          -           (.250)

 Total distributions                                     (.777)      (.763)

Net asset value, end of period                          $ 9.280     $ 9.520

TOTAL RETURN B, C                                        6.99%       2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 36,205    $ 30,029

Ratio of expenses to average net assets                  1.50% E     1.50% A
                                                                    , E

Ratio of net investment income to average net assets     9.32%       6.60% A

Portfolio turnover                                       305%        354% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) OF INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED DECEMBER 31,

                                                        1995        1994 D

Selected Per-Share Data

Net asset value, beginning of period                    $ 9.520     $ 9.700

Income from Investment Operations

 Net investment income                                   .835        .167

 Net realized and unrealized gain (loss)                 (.342) F    .227

 Total from investment operations                        .493        .394

Less Distributions

 From net investment income                              (.713)      (.220)

 In excess of net investment income                      -           (.094)

 From net realized gain                                  -           (.010)

 In excess of net realized gain                          -           (.250)

 Total distributions                                     (.713)      (.574)

Net asset value, end of period                          $ 9.300     $ 9.520

Total Return B, C                                        6.38%       3.67%

Ratios and Supplemental Data

Net assets, end of period (000 omitted)                 $ 9,486     $ 5,034

Ratio of expenses to average net assets                  2.25% E     2.25% A
                                                                    , E

Ratio of net investment income to average net assets     8.48%       5.86% A

Portfolio turnover                                       305%        354% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) OF INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED
      DECEMBER 31,

                                                        1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 8.400

Income from Investment Operations

 Net investment income                                   .393

 Net realized and unrealized gain (loss)                 .876 F

 Total from investment operations                        1.269

Less Distributions

 From net investment income                              (.389)

Net asset value, end of period                          $ 9.280

Total Return B, C                                        15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 201

Ratio of expenses to average net assets                  1.25% A
                                                        , E

Ratio of net investment income to average net assets     9.09% A

Portfolio turnover                                       305%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) OF INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, the fund
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME.  Interest income, which includes original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts'
terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in
60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price.
For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $109,477,916 and $100,284,475, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period,
FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annual rate of .70% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class B distribution plan. Under the revised plan, the fee is based on an annual rate of .90% (of which .65% represents a distribution fee and
 .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $83,361 and $69,712 under the Class A Plan and Class B Plan, respectively, of which $71,061 and $17,429 were paid to securities dealers, banks and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
other financial institutions for the distribution of Class A and Class B shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plans amounted to $7,752, $44 and $0 for Class A, Class B, and
Institutional Class, respectively.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $465,187 on sales of Class A shares of the fund, of which $219,816 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $12,203 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .36%,
 .41%, and .23% (annualized) of average net assets for Class A, Class B, and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for Class A, Class B, and Institutional Class.
CLASS A. For the period, this expense limitation was 1.50% of average net assets and the reimbursement reduced expenses by $78,724.
CLASS B. For the period, this expense limitation was 2.25% of average net assets and the reimbursement reduced expenses by $26,982.
INSTITUTIONAL CLASS. For the period, this expense limitation was 1.25% of average net assets and the reimbursement reduced expenses by $15,231.
6. CONCENTRATION OF RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11.95% of the total outstanding shares of the fund.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   DECEMBER 31, DECEMBER 31,
DECEMBER 31, DECEMBER 31,
 1995 C 1994 A, B  1995 C 1994 A, B
CLASS A
Shares sold  4,482,343  5,699,727 $ 36,686,496 $ 60,093,354
Reinvestment of distributions  330,013  203,573  2,753,394  2,117,041
Shares redeemed  (4,066,720)  (2,747,473)  (33,780,229)  (28,236,220)
Net increase (decrease)  745,636  3,155,827 $ 5,659,661 $ 33,974,175
CLASS B
Shares sold  632,120  545,353 $ 5,203,888 $ 5,812,924
Reinvestment of distributions  61,187  18,090  513,286  187,018
Shares redeemed  (201,754)  (34,841)  (1,691,703)  (379,655)
Net increase (decrease)  491,553  528,602 $ 4,025,471 $ 5,620,287
INSTITUTIONAL CLASS
Shares sold  21,145  - $ 185,008 $ -
Reinvestment of distributions  540  -  4,690  -
Shares redeemed  -  -  -  -
Net increase (decrease)  21,685  - $ 189,698 $ -

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
C SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the year then ended and for the period March 10, 1994 (commencement of operations) to December 31, 1994 (Class A), the period June 30, 1994 (commencement of sale of Class B shares) to December 31, 1994, and the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the year then ended and for the period March 10, 1994 (commencement of operations) to December 31, 1994 (Class A), the period June 30, 1994 (commencement of sale of Class B shares) to December 31, 1994, and the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 6, 1996







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Ltd.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class A
Fidelity Investments Institutional
Operations Company
Boston, MA - Class B
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EMERGING MARKETS INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    22   Notes to the financial statements.

REPORT OF INDEPENDENT    29   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EMERGING MARKETS INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class A, the original class of the fund, and reflect Class A's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                         PAST 1   LIFE OF
                                                        YEAR     FUND

Advisor Emerging Markets Income - Institutional Class   7.11%    9.76%

JP Morgan Emerging Markets Bond Index                   27.54%   14.37%

JP Morgan Emerging Markets Bond Index Plus              26.78%   13.59%

Average Emerging Market Debt Fund                       20.12%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, or since the fund started on March 10, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the JP Morgan Emerging Markets Bond Index or the JP Morgan Emerging Markets Bond Index Plus - both broad measures of bond performance in developing countries. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average emerging market debt fund, which reflects the performance of 12 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Recent U.S. Consumer Price Index
(CPI) information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                         PAST 1   LIFE OF
                                                        YEAR     FUND

Advisor Emerging Markets Income - Institutional Class   7.11%    5.27%

JP Morgan Emerging Markets Bond Index                   27.54%   7.68%

JP Morgan Emerging Markets Bond Index Plus              26.78%   7.28%

Average Emerging Market Debt Fund                       20.12%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                          FA Emerg Mkt Inc Cljp004
                 03/31/94           10000.00         10,000.00
                 04/30/94           10131.58          9,813.15
                 05/31/94           10784.67         10,538.52
                 06/30/94           10262.68         10,003.24
                 07/31/94           10492.94         10,185.84
                 08/31/94           11757.16         11,028.96
                 09/30/94           12092.86         11,369.80
                 10/31/94           11781.18         11,010.46
                 11/30/94           11536.34         10,998.76
                 12/31/94           10692.22         10,286.30
                 01/31/95            9464.67          9,790.86
                 02/28/95            8788.23          9,335.47
                 03/31/95            8531.22          9,147.30
                 04/30/95            9263.64         10,126.09
                 05/31/95            9816.29         11,007.34
                 06/30/95            9871.60         11,250.30
                 07/31/95            9890.18         11,205.93
                 08/31/95           10104.06         11,512.64
                 09/30/95           10508.15         11,962.72
                 10/31/95           10444.04         11,832.85
                 11/30/95           10794.17         12,176.52
                 12/31/95           11452.95         13,039.94

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity Advisor Emerging Markets Income Fund - Institutional Class on March 31, 1994, shortly after the fund started. As the chart shows, by December 31, 1995, the value of your investment would have grown to $11,453 - a 14.53% increase on your initial investment. For comparison, look at how the JP Morgan Emerging Markets Bond Index Plus did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $13,040 - a 30.40% increase.
Beginning with this report, the fund will compare its performance to the JP Morgan Emerging Markets Bond Index Plus rather than the JP Morgan Emerging Markets Bond Index. The JP Morgan Emerging Markets Bond Index Plus includes corporate bonds and local currency bonds, and is more representative of the fund's investable universe. For comparison purposes, both indices are shown on page 4.
UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in a
country's financial markets, its
local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a fund
that invests exclusively in the
United States. Past performance
is no guarantee of future results
and you may have a gain or loss
when you sell your shares.
(checkmark)

TOTAL RETURN COMPONENTS
                              YEAR ENDED      MARCH 10, 1994
                              DECEMBER 31,    (COMMENCEMENT
                              1995            OF FUND
                                              OPERATIONS) TO
                                              DECEMBER 31, 1994

Dividend return               9.63%           4.80%

Capital appreciation return   -2.52%          -2.33%

Total return                  7.11%           2.47%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED DECEMBER 31, 1995   PAST          LIFE OF
                                  MONTH         CLASS

Dividends per share               6.77(cents)   38.87(cents)

Annualized dividend rate          8.86%         9.10%

30-day annualized yield           n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $8.99 over the past month, and $8.61 over the life of class, you can compare the class' income distributions over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once the Institutional Class has a longer operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Both developed and emerging
fixed-income markets recorded
strong returns in 1995. For the
12 months ended December 31,
1995, the Salomon Brothers World
Government Bond Index - a
proxy of government bond market
performance in developed nations
including the U.S. - rose
19.04%. Emerging markets
shrugged off the fallout from
December 1994's Mexican peso
devaluation to record strong
returns. The J.P. Morgan Emerging
Markets Bond Index posted a
27.54% return for the year. To
compare, the Lehman Brothers
Aggregate Bond Index - a broad
measure of taxable bonds in the
U.S. market - had a total return of
18.47%. Bond markets in
developed countries benefited
from slow economic growth and
relatively low inflation pressures.
This led to a more favorable interest
rate environment, as the central
banks of the U.S., Germany and
Great Britain all lowered their
respective short-term interest
rates. Record low interest rates
in Japan and a strengthening
dollar pushed a significant amount
of money into the U.S., as overseas
investors in 1995 purchased a
record net $99.4 billion in U.S.
Treasury securities - helping fuel
the U.S. rally. The bulk of emerging
markets' total return came from a
springtime rally following the
announcement of a $50 billion
bailout package for Mexico by the
U.S. Treasury and the International
Monetary Fund.
An interview with John Carlson, Portfolio Manager of Fidelity Advisor Emerging Markets Income Fund
Q. HOW DID THE FUND PERFORM, JOHN?
A. For the 12-months ended December 31, 1995, the fund's Institutional Class shares returned 7.11%. For comparison purposes, the J.P. Morgan Emerging Markets Bond Index Plus returned 26.78% and the average emerging market debt fund, according to Lipper Analytical Services, returned 20.12%. In stark contrast to the first six months of 1995, however, in the past six months the fund posted a 16.02% gain for its Institutional shares. At the same time, the index returned 15.91% and average emerging market debt fund returned 15.82%.
Q. WOULD YOU DESCRIBE WHAT THE EMERGING DEBT MARKET WAS LIKE THIS PAST
YEAR?
A. Sure. As described in the fund's semiannual report in June, we came into 1995 with the Mexican peso devaluation having cast a pall over most emerging markets. The emerging debt markets rebounded, however, with a springtime rally following the announcement of a support package from the international community for Argentina and Mexico. In general, all fixed-income markets benefited from slow economic growth, stable interest rates and relatively low inflation pressures. This became particularly evident when the central banks of the U.S., Germany and Great Britain all lowered their respective short-term interest rates. Although returns in emerging debt markets remained positive, there was a market consolidation from May to the middle of November. Finally, from November to the end of year, emerging market bonds rallied, spurred by international investors seeking higher yields.
Q. SO HOW WAS THE FUND MANAGED IN THIS DYNAMIC ENVIRONMENT?
A. When I began managing the fund in June, it had a significant cash position. I put that cash to work in Latin American corporate bonds. As investors recognized the value of these bonds, they appreciated in value and their spreads - the difference in yield compared to U.S. Treasury bonds
- tightened. I then sold these corporates and bought Brady bonds of Brazil. Country rotation from Brazil to Argentina to Mexico became the theme for the rest of the year.
Q. SHOULD ONE ASSUME THAT BECAUSE YOU TOOK PROFITS MAINLY IN THE SOUTH AMERICAN POSITIONS, THAT YOU ARE NO LONGER OPTIMISTIC ABOUT THIS AREA OF THE WORLD?
A. Absolutely not. I always look at individual securities on a relative value basis. That said, the fund's largest positions are still in Argentina and Brazil. These countries have embarked on ambitious privatization programs of state industries as well as fiscal reforms.
Q. WHAT WERE SOME OTHER APPEALING AREAS OF THE MARKET FOR THE FUND?
A. Although the fund had a very small position in Southeast Asia, loans from Vietnam and bonds from Indonesia performed well during the period. Additionally, the fund participated in this year's rally in South African bonds. Aside from the bonds the fund is allowed to own, it also has a significant interest in loan participations. Loans generally performed well, with those from Panama, Peru and Russia particularly benefiting the fund.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. There were very few. The largest was the fact that the fund held a large cash position during the emerging debt market rally this past spring. Thus, the fund did not fully participate in the rebound.
Q. WHAT'S YOUR OUTLOOK?
A. I am optimistic about emerging market debt. Stable interest rates in the developed world coupled with tight fiscal and monetary policies in emerging countries may attract more capital. However, I will continue to monitor the economies, politics and interest rates that can radically effect the emerging markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income by investing primarily
in debt securities and other
instruments of issuers in
emerging markets. As a
secondary objective, the
fund seeks capital
appreciation
START DATE: March 10, 1994
SIZE: as of December 31,
1995, more than $45 million
MANAGER: John Carlson,
since June 1995; manager,
Fidelity Advisor Strategic
Income since October 1995;
joined Fidelity in June 1995
(checkmark)
JOHN CARLSON ON BRADY BONDS:
"Brady bonds - which are
named after former Bush
administration Treasury
Secretary Nicholas Brady -
are U.S. dollar-denominated
bonds of developing
countries. The Brady bond is
a unique security in that it has
an extremely long duration -
or price sensitivity to changes
in interest rates - and
significant credit exposure. Of
course, one is compensated
for their higher risks with a
higher potential return.
"Being successful in emerging
markets means doing your
homework. First, you need to
consider a country's monetary
policy, fiscal policy and
economic reform
programs. You also have to
look at the demographics of
the country. What's the
strength of its local capital
markets? How good is a
country's savings rate or
education level? What are the
country's infrastructure
needs? How fast can it create
jobs?"
INVESTMENT CHANGES


TOP COUNTRIES AS OF DECEMBER 31, 1995
(EXCLUDING REPURCHASE AGREEMENTS)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                    INVESTMENTS   6 MONTHS AGO

Argentina                            25.3          16.8

Brazil                               18.9          23.1

Mexico                               8.3           6.0

Panama                               4.9           1.7

Venezuela                            4.7           0.0

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. THE FUND'S LARGEST POSITION AS OF DECEMBER 31, 1995 WAS IN SECURITIES OF ARGENTINEAN ISSUERS.
TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995
(BY ISSUER, EXCLUDING REPURCHASE    % OF FUND'S    % OF FUND'S
 AGREEMENTS)                        INVESTMENTS    INVESTMENTS
                                                   6 MONTHS AGO

Argentina Republic                  23.1           16.8

Brazil Federative Republic          18.5           21.7

Mexican Government Brady            7.2            4.6

Republic of Venezuela               4.7            0.0

Bank for Foreign Economic
Affairs    of the                   4.6            2.8
USSR (Vnesheconombank)

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1995
                6 MONTHS AGO

Years    13.5    12.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995 AS OF JUNE 30, 1995
31.
37
Row: 1, Col: 1, Value: 13.4
Row: 1, Col: 2, Value: 11.9
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 66.2
Row: 1, Col: 5, Value: 8.5
Row: 1, Col: 1, Value: 5.4
Row: 1, Col: 2, Value: 31.8
Row: 1, Col: 3, Value: 2.1
Row: 1, Col: 4, Value: 54.1
Row: 1, Col: 5, Value: 6.6
Corporate bonds 8.5%
Foreign
government
obligations 66.2%
Stocks 0.0%
Short-term
investments 11.9%
Other 13.4%
Corporate bonds 6.6%
Foreign
government
obligations 56.1%
Stocks 0.1%
Short-term
investments 31.8%
Other 5.4%
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 8.5%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (D) AMOUNT (B)  (NOTE 1)
ARGENTINA - 2.2%
Invergas SA 12 1/2%, 12/16/99  - $ 450,000 $ 445,500
Sodigas Pampeana SA 10 1/2%, 7/6/99  -  400,000  392,000
Telecom Argentina Stet-France Telecom SA
12%, 11/15/02 (f)  B1  215,000  228,975
  1,066,475
BRAZIL - 0.4%
Abril SA 12%, 10/25/03 (f)  -  200,000  201,250
COLOMBIA - 0.7%
Comunicaciones Celulares SA Unit 0%,
11/15/03 (e)(f)  B3  560,000  317,800
CZECH REPUBLIC - 2.1%
BV Finance of Prague 11%, 6/23/97  AAA CZK 15,000,000  566,170
Coca-Cola Amatil Ltd.
12%, 10/25/03   A2 CZK 11,100,000  416,260
  982,430
INDONESIA - 1.1%
Tjiwi Kimia International Finance Co.
13 1/4%, 8/1/01  Ba3  500,000  540,000
MEXICO - 1.1%
Empaques Ponderosa SA euro
8 3/4%, 12/6/96  -  115,000  112,554
Grupo Condumex SA de CV:
6 1/4%, 7/27/96 (f)  -  100,000  98,000
 euro 6 1/4%, 7/27/96  -  300,000  294,000
  504,554
SOUTH AFRICA - 0.9%
ESKOM (Electricity Supply Commission)
12%, 5/1/96  Baa3 ZAR 1,500,000  408,051
TOTAL NONCONVERTIBLE BONDS
(Cost $3,965,183)   4,020,560
GOVERNMENT OBLIGATIONS - 66.2% (H)
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (D) AMOUNT (B)  (NOTE 1)
ARGENTINA - 23.1%
Argentina Republic:
BOCON:
 5.83%, 4/1/01 (i)  B1 $ 2,506,289 $ 1,965,500
  3.59%, 9/1/02 (i)  - ARS 835,112  449,568
  Brady euro:
  floating rate bond 6.8125%, 3/31/05 (i)  B2  5,250,000  3,740,625 par 5%, 3/31/23 (e)  B2  8,425,000  4,807,516
  10,963,209
BRAZIL - 18.5%
Brazil Federative Republic:
Brady:
 capitalization bond 8%, 4/15/14  B1  5,199,930  2,973,710
  debt conversion bond euro
  6 7/8%, 4/15/12 (i)  B1  4,450,000  2,536,500
  eligible interest 6.81%, 4/15/06 (i)  B1  3,900,000  2,686,125 par 4 1/4%, 4/15/24 (e)  B1  1,150,000  610,219
  8,806,554
BULGARIA - 3.6%
Republic of Bulgaria Brady discount
6 3/4%, 7/28/24 (i)  -  3,200,000  1,700,000
ECUADOR - 1.9%
Republic of Ecuador Brady par euro
3%, 2/28/25 (e)  -  2,550,000  918,000
MEXICO - 8.3%
Mexican Government Brady:
discount 6.54688%, 12/31/19 (i)  Ba3  600,000  433,125
 par:
 6 1/4%,12/31/19  Ba2  775,000  504,719
  6 1/4%, 12/31/19  Ba3  3,825,000  2,491,106
Mexico Value oil recovery rights (a)  -  7,524,000  -
United Mexican States 0%,11/27/96 (return
indexed to higher of 28-day Cetes rate or
1 year LIBOR) (a)(f)  -  500,000  509,375
  3,938,325
PANAMA - 1.0%
Republic of Panama interest reduction bond (f)(g) - 1,050,000 475,125 GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (D) AMOUNT (B)  (NOTE 1)
PHILIPPINES - 3.0%
Philippine Government Brady par
6 1/4%, 12/1/17 (e)  Ba2 $ 1,900,000 $ 1,420,250
POLAND - 1.2%
Polish Government Treasury Bills:
 0%, 9/04/96  - PLN 900,000  312,874
 0%, 10/30/96  - PLN 720,000  242,122
  554,996
SOUTH AFRICA - 0.9%
Republic of South Africa 12%, 2/28/05  Baa1 ZAR 1,700,000  414,486
VENEZUELA - 4.7%
Republic of Venezuela:
Brady debt conversion bond
 7 3/8%, 12/18/07 (i)  Ba2  2,400,000  1,367,063
 Brady par A euro 6 3/4%, 3/31/20  Ba2  1,550,000  885,438
 oil recovery rights (a)  -  7,750  -
  2,252,501
TOTAL GOVERNMENT OBLIGATIONS
(Cost $29,077,040)   31,443,446
PURCHASED BANK DEBT - 13.4%
MOROCCO - 3.5%
Kingdom of Morocco, Series A loan
participation 6.59375%, 1/1/09 (g)(i)    2,460,000  1,648,200
PANAMA - 3.9%
Republic of Panama loan participation refinanced
under credit agreement (a)(g)    2,500,000  1,850,000
PERU - 1.4%
Republic of Peru loan participation under
1983 agreement (a)(g)(i)    890,000  646,363
RUSSIA - 4.6%
Bank for Foreign Economic Affairs of the
USSR (Vnesheconombank) loan
participation (a)(g)    6,400,000  2,176,000
TOTAL PURCHASED BANK DEBT
(Cost $5,603,392)   6,320,563
COMMERCIAL PAPER - 0.9%
  PRINCIPAL VALUE
  AMOUNT (B) (NOTE 1)
INDONESIA - 0.9%
Tjiwi Kimia International Finance Co.
BV 0%, 1/24/96 (c) (Cost $443,494)   IDR 1,000,000 $ 432,736
REPURCHASE AGREEMENTS - 11.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 5.88%
dated 12/29/95 due 1/2/96  $ 5,239,421  5,236,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $44,325,109)  $ 47,453,305
CURRENCY ABBREVIATIONS
ARS - Argentine peso
CZK - Czech koruna
IDR - Indonesian rupiah
ZAR - South African rand
PLN - Polish zloty
LEGEND
1. Non-income producing
2. Principal amount is stated in United States dollars unless otherwise noted.
3. Principal amount in thousands.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,830,525 or 4.0% of net assets.
7. A portion of the security purchased on a delayed delivery basis (see
Note 2 of Notes to Financial Statements).
8. Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
9. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.9% AAA, AA, A 2.1%
Baa 1.7% BBB  0.9%
Ba 15.9% BB  33.6%
B 41.4% B  20.9%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 24.8% including long-term debt categorized as other securities. FMR has determined that unrated debt securities that are lower quality account for 23.9% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $44,508,561. Net unrealized appreciation aggregated $2,944,744, of which $2,978,328 related to appreciated investment securities and $33,584 related to depreciated investment securities.
At December 31, 1995, the fund had a capital loss carryforward of approximately $6,212,000 which will expire on December 31, 2003.
The fund intends to elect to defer to its fiscal year ending December 31, 1996 approximately $7,300 of losses recognized during the period November 1, 1995 to December 31, 1995.
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities (Unaudited)
Basic Industries    1.4%
Finance    2.1
Government Obligations   66.2
Media & Leisure    0.4
Nondurables    0.9
Purchased Bank Debt   13.4
Repurchase Agreements   11.0
Technology    0.8
Utilities    3.8
     100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                 $ 47,453,305
agreements of $5,236,000) (cost $44,325,109) -
See accompanying schedule

Cash                                                                      206,605

Receivable for investments sold                                           202,867

Interest receivable                                                       751,404

Prepaid expenses                                                          8,975

 TOTAL ASSETS                                                             48,623,156

LIABILITIES

Payable for investments purchased                           $ 312,140
Regular delivery

 Delayed delivery                                            2,289,125

Distributions payable                                        23,288

Accrued management fee                                       8,550

Distribution fees payable                                    14,686

Other payables and accrued expenses                          83,436

 TOTAL LIABILITIES                                                        2,731,225

NET ASSETS                                                               $ 45,891,931

Net Assets consist of:

Paid in capital                                                          $ 49,469,282

Distributions in excess of net investment income                          (276,131)

Accumulated undistributed net realized gain (loss) on                     (6,428,930)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             3,127,710
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                               $ 45,891,931

CALCULATION OF MAXIMUM OFFERING PRICE                                     $9.28
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($36,204,615 (divided by) 3,901,463 shares)

Maximum offering price per share (100/95.25 of $9.28)                     $9.74

CLASS B:                                                                  $9.30
NET ASSET VALUE, offering price and redemption price
 per share ($9,486,028 (divided by) 1,020,155 shares) A

INSTITUTIONAL CLASS                                                       $9.28
NET ASSET VALUE, offering price and redemption price
 per share ($201,288 (divided by) 21,685 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                         $ 4,369,318
Interest

EXPENSES

Management fee                                             $ 283,122

Transfer agent fees                                         119,593
Class A

 Class B                                                    28,611

 Institutional Class                                        122

Distribution fees - Class A                                 83,361

Distribution fees - Class B                                 69,712

Accounting fees and expenses                                45,004

Non-interested trustees' compensation                       166

Custodian fees and expenses                                 33,057

Registration fees - Class A                                 34,665

Registration fees - Class B                                 15,290

Registration fees - Institutional Class                     15,271

Audit                                                       46,947

Legal                                                       2,583

Reports to shareholders                                     1,749

Miscellaneous                                               381

 Total expenses before reductions                           779,634

 Expense reductions                                         (120,937)      658,697

NET INVESTMENT INCOME                                                      3,710,621

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (5,509,526)

 Foreign currency transactions                              57,249         (5,452,277)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      6,492,709

 Assets and liabilities in foreign currencies               (95,995)       6,396,714

NET GAIN (LOSS)                                                            944,437

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 4,655,058
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED     YEAR ENDED
                                                            DECEMBER 31,   DECEMBER 31,
                                                            1995           1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                  $ 3,710,621    $ 1,149,574
Net investment income

 Net realized gain (loss)                                    (5,452,277)    70,512

 Change in net unrealized appreciation (depreciation)        6,396,714      (3,269,004)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING             4,655,058      (2,048,918)
FROM OPERATIONS

Distributions to shareholders                                (3,105,070)    (757,141)
From net investment income
 Class A

  Class B                                                    (590,979)      (58,330)

  Institutional Class                                        (4,785)        -

 In excess of net investment income                          -              (322,864)
 Class A

  Class B                                                    -              (24,873)

 From net realized gain                                      -              (44,276)
 Class A

  Class B                                                    -              (4,694)

 In excess of net realized gain                              -              (1,148,710)
 Class A

  Class B                                                    -              (121,779)

 TOTAL DISTRIBUTIONS                                         (3,700,834)    (2,482,667)

Share transactions - net increase (decrease)                 9,874,830      39,594,462

  TOTAL INCREASE (DECREASE) IN NET ASSETS                    10,829,054     35,062,877

NET ASSETS

 Beginning of period                                         35,062,877     -

 End of period (including distributions in excess of net    $ 45,891,931   $ 35,062,877
investment income of $276,131 and $541,145,
respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED DECEMBER 31,

                                                        1995        1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.520     $ 10.000

Income from Investment Operations

 Net investment income                                   .860        .356

 Net realized and unrealized gain (loss)                 (.323) F    (.073)

 Total from investment operations                        .537        .283

Less Distributions

 From net investment income                              (.777)      (.353)

 In excess of net investment income                      -           (.150)

 From net realized gain                                  -           (.010)

 In excess of net realized gain                          -           (.250)

 Total distributions                                     (.777)      (.763)

Net asset value, end of period                          $ 9.280     $ 9.520

TOTAL RETURN B, C                                        6.99%       2.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 36,205    $ 30,029

Ratio of expenses to average net assets                  1.50% E     1.50% A
                                                                    , E

Ratio of net investment income to average net assets     9.32%       6.60% A

Portfolio turnover                                       305%        354% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) OF INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED DECEMBER 31,

                                                        1995        1994 D

Selected Per-Share Data

Net asset value, beginning of period                    $ 9.520     $ 9.700

Income from Investment Operations

 Net investment income                                   .835        .167

 Net realized and unrealized gain (loss)                 (.342) F    .227

 Total from investment operations                        .493        .394

Less Distributions

 From net investment income                              (.713)      (.220)

 In excess of net investment income                      -           (.094)

 From net realized gain                                  -           (.010)

 In excess of net realized gain                          -           (.250)

 Total distributions                                     (.713)      (.574)

Net asset value, end of period                          $ 9.300     $ 9.520

Total Return B, C                                        6.38%       3.67%

Ratios and Supplemental Data

Net assets, end of period (000 omitted)                 $ 9,486     $ 5,034

Ratio of expenses to average net assets                  2.25% E     2.25% A
                                                                    , E

Ratio of net investment income to average net assets     8.48%       5.86% A

Portfolio turnover                                       305%        354% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) OF INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED
      DECEMBER 31,

                                                        1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 8.400

Income from Investment Operations

 Net investment income                                   .393

 Net realized and unrealized gain (loss)                 .876 F

 Total from investment operations                        1.269

Less Distributions

 From net investment income                              (.389)

Net asset value, end of period                          $ 9.280

Total Return B, C                                        15.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 201

Ratio of expenses to average net assets                  1.25% A
                                                        , E

Ratio of net investment income to average net assets     9.09% A

Portfolio turnover                                       305%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN (LOSS) OF INVESTMENTS FOR THE PERIOD ENDED DUE TO THE TIMING OF SALES AND REPURCHASE OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, the fund
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME.  Interest income, which includes original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts
2. OPERATING POLICIES - CONTINUED
FORWARD FOREIGN CURRENCY CONTRACTS - CONTINUED
to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts'
terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in
60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price.
For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $109,477,916 and $100,284,475, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period,
FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annual rate of .70% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research Far East Inc., and Fidelity International Investment Advisors (FIIA), and Fidelity Investment Japan Ltd. In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class B distribution plan. Under the revised plan, the fee is based on an annual rate of .90% (of which .65% represents a distribution fee and
 .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $83,361 and $69,712 under the Class A Plan and Class B Plan, respectively, of which $71,061 and $17,429 were paid to securities dealers, banks and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
other financial institutions for the distribution of Class A and Class B shares, respectively, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. Subject to the approval of the Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plans amounted to $7,752, $44 and $0 for Class A, Class B, and
Institutional Class, respectively.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $465,187 on sales of Class A shares of the fund, of which $219,816 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $12,203 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .36%,
 .41%, and .23% (annualized) of average net assets for Class A, Class B, and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for Class A, Class B, and Institutional Class.
CLASS A. For the period, this expense limitation was 1.50% of average net assets and the reimbursement reduced expenses by $78,724.
CLASS B. For the period, this expense limitation was 2.25% of average net assets and the reimbursement reduced expenses by $26,982.
INSTITUTIONAL CLASS. For the period, this expense limitation was 1.25% of average net assets and the reimbursement reduced expenses by $15,231.
6. CONCENTRATION OF RISK.
The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.
7. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 11.95% of the total outstanding shares of the fund.
8. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   DECEMBER 31, DECEMBER 31,
DECEMBER 31, DECEMBER 31,
 1995 C 1994 A, B  1995 C 1994 A, B
CLASS A
Shares sold  4,482,343  5,699,727 $ 36,686,496 $ 60,093,354
Reinvestment of distributions  330,013  203,573  2,753,394  2,117,041
Shares redeemed  (4,066,720)  (2,747,473)  (33,780,229)  (28,236,220)
Net increase (decrease)  745,636  3,155,827 $ 5,659,661 $ 33,974,175
CLASS B
Shares sold  632,120  545,353 $ 5,203,888 $ 5,812,924
Reinvestment of distributions  61,187  18,090  513,286  187,018
Shares redeemed  (201,754)  (34,841)  (1,691,703)  (379,655)
Net increase (decrease)  491,553  528,602 $ 4,025,471 $ 5,620,287
INSTITUTIONAL CLASS
Shares sold  21,145  - $ 185,008 $ -
Reinvestment of distributions  540  -  4,690  -
Shares redeemed  -  -  -  -
Net increase (decrease)  21,685  - $ 189,698 $ -

A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 10, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
B SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994
(COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
C SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the year then ended and for the period March 10, 1994 (commencement of operations) to December 31, 1994 (Class A), the period June 30, 1994 (commencement of sale of Class B shares) to December 31, 1994, and the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Emerging Markets Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the year then ended and for the period March 10, 1994 (commencement of operations) to December 31, 1994 (Class A), the period June 30, 1994 (commencement of sale of Class B shares) to December 31, 1994, and the period July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 6, 1996


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Ltd.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

STRATEGIC INCOME
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     27   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    33   Notes to the financial statements.

REPORT OF INDEPENDENT    39   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class A, the original class of the fund, and reflect Class A's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                        PAST 1   LIFE OF
                                                       YEAR     FUND

Advisor Strategic Income - Institutional Class         22.41%   22.62%

Merrill Lynch High Yield Master Index                  19.91%   20.36%

Fidelity Strategic Income Composite                    19.82%   n/a
Benchmark

Average General Bond Fund                              18.02%   16.57%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master Index - a broad measure of the high yield bond market, or the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average general bond fund, which reflects the performance of 64 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Recent U.S. Consumer Price Index (CPI) information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                        PAST 1   LIFE OF
                                                       YEAR     FUND

Advisor Strategic Income - Institutional Class         22.41%   19.04%

Merrill Lynch High Yield Master Index                  19.91%   17.16%

Fidelity Strategic Income Composite                    19.82%   n/a
Benchmark

Average General Bond Fund                              18.02%   14.04%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA Strat Inc Cl I (648) High Yield Master Fid Strat Inc Comp
     10/31/94                10000.00          10000.00           10000.00
     11/30/94                10050.16           9914.94            9921.26
     12/31/94                10017.44          10025.22            9887.56
     01/31/95                10129.20          10166.88            9962.57
     02/28/95                10368.45          10484.10           10125.61
     03/31/95                10518.89          10630.00           10301.07
     04/30/95                10913.50          10878.89           10634.09
     05/31/95                11324.23          11218.77           11037.19
     06/30/95                11382.14          11304.46           11135.32
     07/31/95                11496.09          11433.70           11192.91
     08/31/95                11515.97          11503.09           11198.60
     09/30/95                11722.27          11634.70           11390.44
     10/31/95                11858.92          11717.17           11444.44
     11/30/95                11991.80          11831.55           11595.55
     12/31/95                12262.15          12021.46           11847.24

$10,000 OVER LIFE OF FUND(dagger): Let's say you invested $10,000 in Fidelity Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by December 31, 1995, the value of your investment would have grown to $12,262 - an 22.62% increase on your initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,021 - a 20.21% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark, a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe, did over the same period. This index combines returns from the JP Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $11,847 - an 18.47% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                              YEAR ENDED      OCTOBER 31, 1994
                              DECEMBER 31,    (COMMENCEMENT OF
                              1995            OPERATIONS) TO
                                              DECEMBER 31, 1994

Dividend return               8.74%           0.97%

Capital appreciation return   13.67%          -0.80%

Total return                  22.41%          0.17%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED DECEMBER 31, 1995   PAST          LIFE OF
                                 MONTH         CLASS

Dividends per share              9.80(cents)   42.56(cents)

Annualized dividend rate         10.36%        7.81%

30-day annualized yield          n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.14 over the past month and $10.99 over the life of class, you can compare the fund's income over these two periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. Yield information will be reported once the Institutional Class has a longer operating history.
(dagger) THE DATA USED TO CREATE THE INDICES ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURNS OF THE TWO INDICES FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 ARE FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Both developed and emerging
fixed-income markets recorded
strong returns in 1995. For the
12 months ended December 31,
1995, the Salomon Brothers World
Government Bond Index - a
proxy of government bond
market performance in
developed nations including the
U.S. - rose 19.04%. Emerging
markets shrugged off the fallout
from December 1994's Mexican
peso devaluation to record strong
returns. The J.P. Morgan
Emerging Markets Bond Index
Pkus posted a 26.78% return for
the year. To compare, The
Lehman Brothers Aggregate
Bond Index - a broad measure
of taxable bonds in the U.S.
market - had a total return of
18.47%. Developed bond
markets benefited from slow
economic growth and relatively
low inflation pressures. This
led to a more favorable interest
rate environment, as the central
banks of the U.S., Germany and
Great Britain all lowered their
respective short-term interest
rates. Record low interest rates in
Japan and a strengthening dollar
pushed a significant amount of
money into the U.S., as overseas
investors in 1995 purchased a
record net $99.4 billion in U.S.
Treasury securities - helping fuel
the U.S. rally. The bulk of
emerging markets' total return
came from a springtime rally
following the announcement of a
$50 billion bailout package for
Mexico by the U.S. Treasury and
the International Monetary Fund.

NOTE TO SHAREHOLDERS: John Carlson became manager of the fund in October 1995. Beginning in January 1996, the fund's separate categories - U.S. government and investment-grade securities, foreign developed market securities, emerging market securities and high-yield securities - will be managed by John and three additional managers under John's direction. The following is an interview with John on the fund's overall performance and strategy, and his thoughts on his particular category - emerging market securities - as well as with Kevin Grant on U.S. government and investment-grade securities, Margaret Eagle on high-yield securities and Jonathan Kelly on foreign developed market securities.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the 12-month period ended December 31, 1995, the fund's Institutional Class shares returned 22.41%. For comparison purposes, the average general bond fund, as tracked by Lipper Analytical Services, returned 18.02% for the same period.
Q. WOULD YOU DESCRIBE WHAT THE FIXED-INCOME MARKETS WERE LIKE THIS PAST
YEAR?
J.C. Sure. Global bond markets benefited from slow economic growth, stable interest rates and relatively low inflation pressures. This became particularly evident when the central banks of the U.S., Germany and Great Britain all lowered their respective short-term interest rates. In particular, emerging markets enjoyed a nice springtime rally following the announcement of a support package from the international community for Argentina and Mexico. In the U.S., the high-yield corporate bond market was the beneficiary of solid corporate earnings during 1995. By far, though, the 30-year U.S. Treasury bond topped all major fixed income securities with the exception of zero-coupon bonds. Long-term Treasuries were the beneficiary of strong demand from yield-hungry Japanese investors.
Q. TURNING TO YOU, KEVIN, WHAT'S BEEN THE STORY IN THE U.S.?
K.G. Like John said, the Treasury market has been the real story. Nineteen ninety-five was a great year for those who were patient enough to stick with bonds. The yield curve - a graphical representation of bond yields at various maturities - flattened during the year. This means that the market believed the economy had slowed sufficiently and that inflation was not a problem. Fixed-income investors fear inflation because of the corrosive effects it has on bonds' income.
Q. SO HOW ARE YOU PUTTING TOGETHER YOUR PART OF THE FUND?
K.G. The fund has significant positions in Treasuries with maturities of four and seven years and mortgage-backed securities. I've begun to add to the fund's position in mortgage securities because of their income advantage over Treasuries. In general, I will look at securities on a relative value basis. In other words, I will try to take advantage of securities that may be trading at cheap levels relative to others. Additionally, investors should keep in mind that while current market conditions may be positive, there is always the risk that economic expectations may not play out as anticipated.
Q. HOW DID HIGH-YIELD CORPORATE BOND INVESTORS FARE IN 1995, MARGARET? WHAT DO YOU SEE GOING FORWARD?
M.E. The high-yield bond market turned in a strong performance in 1995. In general, the market was driven by investors' demand for a higher level of income, good corporate earnings and declining interest rates. Looking ahead, the current environment of slow economic growth and low inflation should be positive for high-yield bonds. Rather than looking at broad sectors or industries, I will use fundamental credit analysis to evaluate opportunities in the high-yield market.
Q. BROADENING OUT A BIT, WHAT'S BEEN THE SITUATION IN THE MORE ESTABLISHED FOREIGN MARKETS, JONATHAN?
J.K. As John touched on earlier, a general climate of slow growth and relatively low inflation helped bond markets worldwide - particularly the U.S. With the exception of Japan, interest rates trended downward in most regions. Going forward, I will evaluate the global bond portion of the fund relative to the opportunities of the entire global bond market as represented by the Salomon Brothers Non-U.S. Dollar World Government Bond Index. With the assistance of Fidelity's credit and quantitative research staff in Boston and London, I also plan to evaluate securities on a case-by-case basis in an effort to find attractively priced bonds for the fund.
Q. WHAT OPPORTUNITIES DO YOU SEE IN THE FUTURE?
J.K. I'm cautiously optimistic. Economic fundamentals for fixed-income investments are generally positive in most areas of the world. Additionally, foreign markets appear undervalued when compared to the U.S. As with any global portfolio, the performance of the dollar versus other currencies will play an important role in performance.
Q. COMING BACK TO YOU, JOHN, WHAT AREAS OF THE EMERGING MARKETS HAVE YOU TARGETED SINCE YOU BEGAN MANAGING THE FUND?
J.C. When I began managing in October, it had a significant cash position. I put that cash to work in Latin American corporate bonds. As investors recognized the value of these bonds, they appreciated in value and their spreads - the difference in yield compared to U.S. Treasury bonds - tightened. I then sold these corporate bonds and bought Brady bonds. Country rotation from Brazil to Argentina to Mexico became the theme for the rest of the year.
Q. WHAT ARE YOU LOOKING FOR IN THE FUTURE?
J.C. I am optimistic about emerging market debt. Stable interest rates in the developed world coupled with tight fiscal and monetary policies in emerging countries may attract more capital. However, I will continue to monitor the economies, politics and interest rates that can radically effect the emerging markets.
Q. WHAT IS YOUR GENERAL OUTLOOK FOR THE VARIOUS BOND MARKETS?
J.C. Although most of the world's bond markets had a great 1995, investors can not expect the same level of price appreciation from most fixed-income investments in 1996. Additionally, knowing the unpredictability of interest rates, foreign economies and politics, we will continue to watch global markets for any radical changes affecting the fund's holdings.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS
ONLY
THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
the fund may also seek
capital appreciation
START DATE: October 31, 1994
SIZE: as of December 31,
1995, more than $79 million
MANAGER: John Carlson,
since October 1995; joined
Fidelity in June 1995
(checkmark)
JOHN CARLSON ON BRADY BONDS:
"Brady bonds - which are
named after former Bush
administration Treasury
Secretary Nicholas Brady -
are U.S. dollar-denominated
bonds of developing
countries. The Brady bond is
a unique security in that it has
an extremely long duration -
or price sensitivity to changes
in interest rates - and
significant credit exposure. Of
course, an investor is
compensated for their higher
risks with a higher potential
return.
"Being successful in emerging
markets means doing your
homework. First, you need to
consider a country's monetary
policy, fiscal policy and
economic reform programs.
You also have to look at the
demographics of the country.
What's the strength of its local
capital markets? How good
is a country's savings rate or
education level? What are
the country's infrastructure
needs? How fast can it create
jobs?"
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995
(BY ISSUER WITH MATURITIES OF      % OF FUND'S    % OF FUND'S
MORE THAN ONE YEAR)                INVESTMENTS    INVESTMENTS
                                                  6 MONTHS AGO

U.S. Government (various issues)   27.4           24.8

Brazil Federative Republic         3.8            4.6
 (various issues)

Argentina Republic (various        3.3            3.3
issues)

French Government (various         3.1            1.3
issues)

Acetex Corp. 9 3/4%, 10/1/03       2.1            0.0

TOP FIVE SECTORS AS OF DECEMBER 31, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE SECTORS
                                    6 MONTHS AGO

Media & Leisure      8.8            7.1

Basic Industries     6.5            7.9

Utilities            4.6            1.7

Retail & Wholesale   3.6            3.5

Nondurables          3.4            1.6

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1995
             % OF FUND'S    % OF FUND'S
             INVESTMENTS    INVESTMENTS
                            6 MONTHS AGO

Aaa, Aa, A   39.0           37.5

Baa          0.3            0.2

Ba           6.4            7.8

B            31.2           30.8

Caa, Ca, C   2.9            0.1

Nonrated     9.6            12.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31,1995, ACCOUNT FOR 3.8% OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995* AS OF JUNE 30, 1995**
Row: 1, Col: 1, Value: 16.5
Row: 1, Col: 2, Value: 19.2
Row: 1, Col: 3, Value: 27.4
Row: 1, Col: 4, Value: 36.9
Corporate bonds 37.5%
U.S. government
and agency
obligations 24.8%
Foreign government
obligations 21.4%
Short-term and
other investments 16.3%
Corporate bonds 36.8%
U.S. government
and agency
obligations 27.4%
Foreign government
obligations 19.4%
Short-term and
other investments 16.4%
Row: 1, Col: 1, Value: 16.3
Row: 1, Col: 2, Value: 21.4
Row: 1, Col: 3, Value: 24.8
Row: 1, Col: 4, Value: 37.5
* TOTAL FOREIGN
 ISSUES  33.1%
** TOTAL FOREIGN
 ISSUES  29.1%
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


NONCONVERTIBLE BONDS - 36.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
AEROSPACE & DEFENSE - 1.5%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 530,000 $ 585,650
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  130,000  140,400
Wyman-Gordon Co. 10 3/4%, 3/15/03  B1  490,000  514,500
   1,240,550
BASIC INDUSTRIES - 6.3%
CHEMICALS & PLASTICS - 4.0%
Acetex Corp. 9 3/4%, 10/1/03 (f)  B1  1,590,000  1,653,600
NL Industries, Inc. 0%, 10/15/05 (d)  B2  1,000,000  770,000
Pioneer Americas Acquisition Corp.
13 3/8%, 4/1/05 (f)  B2  500,000  518,750
Trans Resources, Inc. 11 7/8%, 7/1/02 (f)  B2  300,000  276,000
  3,218,350
METALS & MINING - 0.6%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  450,000  492,750
PAPER & FOREST PRODUCTS - 1.7%
Buckeye Cellulose Corp. 8 1/2%, 12/15/05  Ba3  120,000  123,900
Empaques Ponderosa SA euro
8 3/4%, 12/6/96  -  25,000  24,469
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  B2  470,000  459,425
Stone Container Corp.:
9 7/8%, 2/1/01  B1  140,000  136,150
 10 3/4%, 4/1/02  B2  140,000  137,550
 10 3/4%, 10/01/02  B1  240,000  248,400
 11 1/2%, 10/1/04  B1  90,000  90,000
Tjiwi Kimia International Finance Co.
13 1/4%, 8/1/01  Ba3  150,000  162,000
  1,381,894
TOTAL BASIC INDUSTRIES   5,092,994
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Harvard Industries, Inc. 12%, 7/15/04  B3 $ 300,000 $ 315,000
TEXTILES & APPAREL - 0.1%
Fieldcrest Cannon Inc. 11 1/4%, 6/15/04  B1  110,000  105,600
TOTAL DURABLES   420,600
ENERGY - 1.5%
ENERGY SERVICES - 0.1%
Empire Gas Corp. 7%, 7/15/04 (e)  Caa  110,000  94,600
OIL & GAS - 1.4%
Chesapeake Energy Corp. 10 1/2%, 6/1/02  B1  690,000  722,775
Flores & Rucks, Inc. 13 1/2%, 12/1/04  B3  100,000  113,500
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  317,250
  1,153,525
TOTAL ENERGY   1,248,125
FINANCE - 2.3%
ASSET-BACKED SECURITIES - 0.6%
Premier Auto Trust 4.90%, 12/15/98  Aaa  146,987  146,184
Sears Credit Account Master
Trust II 7%, 1/15/04  Aaa  200,000  209,250
Standard Credit Card Master Trust I:
8 1/4%, 10/7/97  A2  55,000  56,023
 7.65%, 2/15/00  A2  30,000  31,116
  442,573
BANKS - 0.6%
Deutsche Bank Finance NV
4 1/8%, 11/15/99 (j)  Aaa JPY 31,000  326,789
Lake Baden Wuerttemberg Finance NV
euro 3 3/4%, 6/21/99 (j)  Aaa JPY 5,000  51,983
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa3 GBP 75,000  110,956
  489,728
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.0%
General Electric Capital Corp.:
6 1/2%, 2/8/99  Aaa SEK 1,050,000 $ 150,994
 7 3/8%, 2/8/99 (j)  Aaa ITL 140,000  80,888
HMC Acquisition Properties, Inc.
9%, 12/15/07 (f)  Ba3  550,000  555,500
  787,382
SAVINGS & LOANS - 0.1%
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba3  100,000  111,000
TOTAL FINANCE   1,830,683
HEALTH - 1.0%
DRUGS & PHARMACEUTICALS - 0.0%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  A1 GBP 25,000  40,513
MEDICAL FACILITIES MANAGEMENT - 1.0%
Tenet Healthcare Corp. 8 5/8%, 12/1/03  Ba2  740,000  773,300
TOTAL HEALTH   813,813
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Howmet Corp. (Del) 10%, 12/1/03 (f)  B3  170,000  178,500
MVE, Inc. 12 1/2%, 2/15/02  B3  120,000  118,200
Specialty Equipment Cos., Inc.
11 3/8%, 12/1/03  B3  500,000  507,500
  804,200
MEDIA & LEISURE - 7.4%
BROADCASTING - 4.3%
Cablevision System Corp. 9 1/4%, 11/1/05  B3  300,000  313,500
Cooke Media Group, Inc. 11 5/8%, 4/1/99  -  500,000  475,000
Diamond Cable Communications PLC yankee:
 0%, 9/30/04 (d)  B3  950,000  667,375
 0%, 12/15/05 (d)  B3  450,000  264,375
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3 $ 250,000 $ 256,563
Peoples Choice TV Corp. Unit
0%, 6/1/04 (d)  Caa  1,250,000  728,125
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  340,000  340,000
Telemundo Group, Inc. 10 1/4%, 12/30/01  -  172,000  171,570
Viacom, Inc. 8%, 7/7/06  B1  200,000  203,500
  3,420,008
LODGING & GAMING - 1.9%
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  500,000  521,250
Mohegan Tribal Gaming Authority (Conn)
13 1/2%, 11/15/02 (f)  -  440,000  477,400
Players International, Inc. 10 7/8%, 4/15/05  Ba3  550,000  515,625
  1,514,275
RESTAURANTS - 1.2%
SC International Services, Inc. 13%, 10/1/05  B3  930,000  985,800
TOTAL MEDIA & LEISURE   5,920,083
NONDURABLES - 3.4%
AGRICULTURE - 0.5%
Hines Horticulture, Inc. 11 3/4%, 10/15/05 (f)  B3  360,000  376,200
FOODS - 1.3%
Chiquita Brands International, Inc.:
9 5/8%, 1/15/04  B1  910,000  916,825
 9 1/8%, 3/1/04  B1  100,000  98,500
  1,015,325
HOUSEHOLD PRODUCTS - 1.6%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  100,000  102,500
Revlon Worldwide Corp.
secured 0%, 3/15/98  B3  1,610,000  1,193,413
  1,295,913
TOTAL NONDURABLES   2,687,438
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
RETAIL & WHOLESALE - 3.2%
APPAREL STORES - 0.3%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 260,000 $ 255,450
GROCERY STORES - 1.5%
Pathmark Stores, Inc.:
9 5/8%, 5/1/03  B2  80,000  77,700
 0%, 11/1/03 (d)  B3  400,000  245,000
Ralph's Grocery Co. 11%, 6/15/05  B3  600,000  594,000
Star Markets, Inc. 13%, 11/1/04  B3  300,000  305,250
  1,221,950
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Alliance Entertainment Corp.,
Series B 11 1/4%, 7/15/05  B3  430,000  432,688
Corporate Express, Inc., Series B,
9 1/8%, 3/15/04  B3  400,000  403,000
Finlay Fine Jewelry Corp. 10 5/8%, 5/1/03  B1  320,000  304,000
  1,139,688
TOTAL RETAIL & WHOLESALE   2,617,088
SERVICES - 2.4%
GOVERNMENT SERVICES - 0.4%
Canada Mortgage & Housing Corp.
8.80%, 3/1/00  Aa1 CAD 50,000  39,598
Guaranteed Export Finance Corp.
PLC 9 1/4%, 3/4/08  - GBP 100,000  170,195
Queensland Treasury Corp.
8%, 8/14/01  Aaa AUD 170,000  126,447
  336,240
LEASING & RENTAL - 1.0%
GPA Delaware, Inc. gtd. notes 8 3/4%,
12/15/98  Caa  880,000  820,600
PRINTING - 1.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  760,000  739,100
TOTAL SERVICES   1,895,940
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
TECHNOLOGY - 1.0%
COMMUNICATIONS EQUIPMENT - 0.9%
Echostar Communications Corp.
0%, 6/1/04 (d)  Caa $ 1,000,000 $ 670,000
ELECTRONICS - 0.1%
Grupo Condumex SA de CV:
6 1/4%, 7/27/96 (f)  -  50,000  49,000
 6 1/4%, 7/27/96  -  50,000  49,000
  98,000
TOTAL TECHNOLOGY   768,000
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
US Air, Inc.:
9 5/8%, 2/1/01  B3  210,000  184,275
 10%, 7/1/03  B3  450,000  393,750
  578,025
UTILITIES - 4.6%
CELLULAR - 3.8%
Comcast Cellular Corp. 0% 3/5/00  B2  810,000  615,600
Comunicaciones Celulares
SA Unit 0%, 11/15/03 (d)(f)  B3  75,000  42,563
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,071,000
International Cabletel, Inc.,
Series A 0%, 4/15/05 (d)  -  520,000  328,900
Mobilemedia Corp. 9 3/8%, 11/1/07  B3  120,000  122,700
Pagemart Nationwide, Inc. 0%,
2/1/05 exchangeable (d)  -  520,000  338,000
Paging Network, Inc. 8 7/8%, 2/1/06  B2  500,000  512,500
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B3  20,000  19,800
  3,051,063
ELECTRIC UTILITY - 0.1%
ESKOM (Electricity Supply Commission)
12%, 5/1/96  Baa ZAR 375,000  102,013
GAS - 0.3%
Invergas SA 12 1/2%, 12/16/99  -  200,000  198,000
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.4%
Call-Net Enterprises, Inc. yankee 0%,
12/1/04 (d)  B2 $ 330,000 $ 235,950
Telecom Argentina Stet-France Telecom SA
12%, 11/15/02 (f)  B1  100,000  106,500
  342,450
TOTAL UTILITIES   3,693,526
TOTAL CORPORATE BONDS
(Cost $28,661,145)   29,611,065
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.1%
U.S. TREASURY OBLIGATIONS - 12.4%
7 1/4%, 11/15/96  Aaa  170,000  172,815
9%, 5/15/98  Aaa  120,000  129,937
9 1/4%, 8/15/98  Aaa  1,490,000  1,634,336
5 1/8%, 12/31/98  Aaa  227,000  226,219
9 1/8%, 5/15/99  Aaa  3,012,000  3,361,211
7 3/4%, 12/31/99  Aaa  2,295,000  2,490,442
6 1/4%, 2/15/03  Aaa  1,840,000  1,919,635
   9,934,595
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp.
4.78%, 2/10/97 (callable)  Aaa  50,000  49,611
Government Trust Certificates:
(assets of Trust guaranteed by U.S. Government
 through Defense Security Assistance Agency):
 Class 2-D, 9 1/4%, 11/15/96  Aaa  295,122  300,824
  Class T-2, 9.40%, 11/15/96  Aaa  119,595  121,920
  Class 1-C, 9 1/4%, 11/15/01  Aaa  58,000  64,432
  Class 2-E, 9.40%, 5/15/02  Aaa  210,000  234,291
  Class T-2, 9 5/8%, 5/15/02  Aaa  20,000  22,331
 (assets of Trust guaranteed by U.S. Government
 through Export-Import Bank):
 Series 1995-A 6.28%, 6/15/04  Aaa  140,000  142,594
  Series 1994-F 8.178%, 12/15/04  Aaa  86,518  94,103
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp.:
secured 9 1/2%, 3/31/99  Aaa $ 30,000 $ 33,550
 secured 8 3/4%, 6/30/03  Aaa  100,000  117,391
 secured 6.86%, 4/30/04  Aaa  55,250  57,074
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 4/1/98  Aaa  7,550  7,746
  4 7/8%, 9/15/98  Aaa  40,000  39,488
  6%, 2/15/99  Aaa  20,000  20,312
  7 1/8%, 8/15/99  Aaa  180,000  189,305
  7 3/4%, 11/15/99  Aaa  33,000  35,323
  5 3/4%, 3/15/00  Aaa  110,000  110,550
  8 1/2%, 4/1/06  Aaa  200,000  230,375
Tennessee Valley Authority 4.60%, 12/15/96  Aaa  75,000  74,427
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  210,000  238,153
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   2,183,800
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $11,903,417)   12,118,395
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 12.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.1%
6%, 12/1/07  Aaa  187,660  184,695
8 1/2%, 3/1/20  Aaa  708,956  746,035
  930,730
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.6%
6%, 4/1/01 to 8/1/02  Aaa  1,889,036  1,885,484
6%, 1/1/11 (i)  Aaa  2,000,000  1,979,380
6 1/2%, 5/1/08 to 6/1/24  Aaa  744,077  741,472
9%, 12/1/24   Aaa  666,440  701,841
  5,308,177
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.6%
6 1/2%, 1/15/24   Aaa  299,296  296,862
7%, 12/15/25   Aaa  990,000  1,001,444
7 1/2%, 2/15/22 to 10/15/25  Aaa  2,040,907  2,101,837
11 1/2%, 3/15/10  Aaa  237,734  270,139
  3,670,282
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost  $9,727,897)   9,909,189
COMMERCIAL MORTGAGE SECURITIES - 0.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
Meritor Mortgage Security Corp. commercial
Series 1987-1 Class A3, 9.40%, 6/1/99  Baa $ 32,060 $ 32,301
Resolution Trust Corp.:
commercial Series:
 1994-C2 Class E, 8%, 4/25/25  BB+  236,608  223,521
  1995-C1 Class C, 6.90%, 2/25/27  A2  100,000  99,219
Structured Asset Securities Corp. commercial
Series 1995-C1, Class D, 7 3/8%, 9/25/24  BBB  150,000  146,203
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $438,875)   501,244
FOREIGN GOVERNMENT OBLIGATIONS - 19.4% (H)
Argentina Republic :
BOCON:
 5.8594%, 4/1/01 (g)  B1  765,469  600,301
  3.456%, 9/1/02 (g)  - ARS 195,819  105,416
  Brady:
  euro floating rate bond 6.8125%,
   3/31/05 (g)  B2  1,250,000  890,625
   euro par 5%, 3/31/23 (e)  B2  1,850,000  1,055,656
Brazil Federative Republic:
Brady:
 eligible interest 6.8125%, 4/15/06 (g)  B1  1,000,000  688,750 debt conversion bond euro 6 7/8%,
 4/15/12 (g)  B1  1,200,000  684,000
 capitalization bond 8%, 4/15/14  B1  2,175,481  1,244,103
 4 1/4%, 4/15/24 (e)  B1  800,000  424,500
Canadian Government 8 1/2%, 4/1/02  Aa1 CAD 500,000  398,175
Kingdom of Denmark:
9%, 11/15/98  Aaa DKK 400,000  78,292
 Bullet:
 9%, 11/15/00  Aaa DKK 400,000  79,960
  8%, 5/15/03  Aaa DKK 550,000  105,063
French Government:
OAT 9 1/2%, 1/25/01  Aaa FRF 3,600,000  843,852
 8 1/2%, 12/26/12  Aaa FRF 920,000  213,251
German Government 8 3/8%, 5/21/01  Aaa DEM 1,800,000  1,432,615
Kingdom of Belgium:
8 3/4%, 6/25/02  Aa1 BEF 2,500,000  96,539
 5.10%, 11/21/04 (g)  Aa1 BEF 7,000,000  237,071
 7 1/2%, 7/29/08  Aaa BEF 3,000,000  104,396
Kingdom of Sweden 10 1/4%, 5/5/03  Aa1 SEK 700,000  116,041
FOREIGN GOVERNMENT OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
Mexican Government:
Brady:
 par 6 1/4%, 12/31/19  Ba2 $ 375,000 $ 244,219
  par 6 1/4%, 12/31/19  Ba3  1,350,000  879,188
  6.60938% 12/31/19 (g)  Ba3  300,000  216,563
 United Mexican States Securities 0%, 11/27/96
 (maturity amount indexed to 28-day Cete
 rate or 1-year LIBOR) (f)  -  120,000  122,250
 Value recovery rights (a)  -  2,185,000  22
Netherlands Government:
8 3/4%, 5/1/00  Aaa NLG 100,000  71,113
 8 1/2%, 3/15/01  Aaa NLG 55,000  39,201
 6 1/2%, 4/15/03  - NLG 650,000  423,470
Philippine Government Brady par 6 1/4%,
12/1/17 (e)  Ba2  650,000  485,875
Polish Government Treasury Bills 0% 10/30/96 - PLN 480,000 161,415 Republic of Austria:
euro 4 1/2%, 9/28/05 (j)  Aaa JPY 20,000  216,441
 7%, 2/14/00  Aaa ATS 900,000  94,973
Republic of Bulgaria Brady discount 6 3/4%,
7/28/24 (g)  -  800,000  425,000
Republic of Ecuador Brady
par euro 3%, 2/28/25 (e)  -  650,000  234,000
Republic of Italy:
 BTPS 9%, 10/01/98 (j)  A1 ITL 830,000  510,805
 8 1/2%, 4/1/04 (j)  A1 ITL 600,000  334,912
Republic of Panama interest reduction
bond (WI) (f)  B+  300,000  135,750
Republic of South Africa 12%, 2/28/05  Baa ZAR 400,000  97,526
Republic of Venezuela
Oil Recovery Rights (a)  B+  2,500  -
 Brady debt conversion bond 7 3/8%,
 12/18/07 (g)  Ba2  250,000  136,563
 par A euro 6 3/4%, 3/31/20  Ba2  500,000  285,625
Spanish Government:
11.45%, 8/30/98 (j)  Aa2 ESP 15,000  129,485
 10 1/4%, 11/30/98 (j)  Aa ESP 25,000  42,106
 10.9%, 8/30/03 (j)  Aa2 ESP 22,000  192,225
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 250,000  190,455
United Kingdom:
 Treasury:
 10%, 2/26/01  Aaa GBP 180,000  315,335
  9 3/4%, 8/27/02  Aaa GBP 110,000  193,662
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $14,602,666)   15,576,785
SUPRANATIONAL OBLIGATIONS - 3.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
European Investment Bank
5 7/8%, 11/26/99  Aaa JPY 5,000,000 $ 56,141
InterAmerica Development Bank euro 6%,
10/30/01 (j)  Aaa JPY 60,000  693,424
International Bank Reconstruction & Development:
4 1/2%, 6/20/00 (j)  Aaa JPY 105,000  1,136,315
 euro 6%, 10/30/01 (j)  Aaa JPY 20,000  232,302
 4 3/4%, 1/15/04 (j)  Aaa JPY 45,000  500,266
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,763,440)   2,618,448
COMMON STOCKS - 0.7%
 SHARES
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
MVE, Inc. (warrants) (a)    210  3,150
HOLDING COMPANIES - 0.6%
SDW Holdings Corp.:
(warrants) (a)    16,500  82,500
 Unit (a)(f)    1,300  390,000
  472,500
MEDIA & LEISURE - 0.0%
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(f)    270  6,750
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Echostar Communications Corp. Class A    3,645  88,391
UTILITIES - 0.0%
CELLULAR - 0.0%
Pagemart Nationwide, Inc. (non-vtg) (a)    2,100  18,900
TOTAL COMMON STOCKS
(Cost $497,922)   589,691
PREFERRED STOCKS - 3.4%
 SHARES VALUE
  (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.4%
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.4%
Supermarkets General Holdings Corp.
exchangeable pay-in-kind $3.52 (a)    10,665 $ 290,621
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc. (DECS)    576  23,544
 TOTAL CONVERTIBLE PREFERRED STOCKS   314,165
NONCONVERTIBLE PREFERRED STOCKS - 3.0%
BASIC INDUSTRIES - 0.6%
PAPER & FOREST PRODUCTS - 0.6%
S D Warren Co. exchangeable pay-in-kind    16,500  519,750
FINANCE - 0.9%
SAVINGS & LOANS - 0.9%
First Nationwide Bank 11 1/2%,    1,730  194,193
Greater New York Savings Bank
Series B, perpetual 12%    18,787  540,126
   734,319
MEDIA & LEISURE - 1.5%
BROADCASTING - 1.5%
Cablevision System Corp.,
Series G exchangeable pay-in-kind (f)    7,506  776,873
PanAmSat Corp. 12 3/4% pay-in-kind    346  387,520
   1,164,393
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc.     941  23,170
 TOTAL NONCONVERTIBLE PREFERRED STOCKS   2,441,632
TOTAL PREFERRED STOCKS
(Cost  $2,365,086)   2,755,797
OTHER SECURITIES - 2.2%
  PRINCIPAL VALUE
  AMOUNT (B) (NOTE 1)
PURCHASED BANK DEBT - 2.2%
Bank for Foreign Economic Affairs of the
USSR (Vnesheconombank) loan participation (a)    2,150,000 $ 731,000
Kingdom of Morocco, Series A loan participation
6.59375%, 1/1/09 (g)    760,000  509,200
Republic of Panama loan participation refinanced
under credit agreement (a)    500,000  370,000
Republic of Peru loan participation
under 1983 agreement    240,000  174,300
TOTAL OTHER SECURITIES
(Cost $1,502,915)   1,784,500
REPURCHASE AGREEMENTS - 6.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
12/29/95 due 1/2/96  $ 4,952,233  4,949,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $77,412,363)  $ 80,414,114
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
ATS - Austrian schilling
BEF - Belgian franc
GBP - British pound
CAD - Canadian dollar
DKK - Danish krone
NLG - Dutch guilder
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
PLN - Polish zlota
ZAR - South African rand
ESP - Spanish peseta
SEK - Swedish krona
LEGEND
(1.) Non-income producing
(2.) Principal amount is stated in United States dollars unless otherwise noted.
(3.) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(4.) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(5.) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(6.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,665,634 or 7.1% of net assets.
(7.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(8.) Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(9.) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(10.) Principal amount in thousands.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 39.0% AAA, AA, A 38.2%
Baa 0.3% BBB  0.4%
Ba 6.4% BB  10.5%
B 31.2% B  24.8%
Caa 2.9% CCC  2.7%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 7.3%. FMR has determined that unrated debt securities that are lower quality account for 3.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  66.9%
Brazil  3.9
Canada  3.6
Multi-National  3.2
Argentina  2.7
Germany  2.6
Mexico  2.5
United Kingdom  2.3
Republic of Russia  1.5
France  1.4
Panama  1.2
Venezuela  1.1
Italy  1.1
Ireland  1.0
Others (individually less than 1%)  5.0
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $77,426,708. Net unrealized appreciation aggregated $2,987,406, of which $3,387,304 related to appreciated investment securities and $399,898 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                 $ 80,414,114
agreements of $4,949,000) (cost $77,412,363) -
See accompanying schedule

Cash                                                                      775,731

Receivable for investments sold                                           108,416

Dividends receivable                                                      23,288

Interest receivable                                                       1,352,481

Prepaid expenses                                                          9,127

 TOTAL ASSETS                                                             82,683,157

LIABILITIES

Payable for investments purchased                           $ 932,349
Regular delivery

 Delayed delivery                                            1,975,042

Distributions payable                                        241,417

Accrued management fee                                       26,878

Distribution fees payable                                    32,093

Other payables and accrued expenses                          87,827

 TOTAL LIABILITIES                                                        3,295,606

NET ASSETS                                                               $ 79,387,551

Net Assets consist of:                                                   $ 75,821,112
Paid in capital

Undistributed net investment income                                       33,845

Accumulated undistributed net realized gain (loss) on                     530,954
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             3,001,640
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                               $ 79,387,551

CALCULATION OF MAXIMUM OFFERING PRICE                                     $11.00
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($52,626,017 (divided by) 4,782,675 shares)

Maximum offering price per share (100/95.25 of $11.00)                    $11.55

CLASS B:                                                                  $11.01
NET ASSET VALUE, offering price and redemption price per

 share ($26,654,100 (divided by) 2,420,771 shares) A

INSTITUTIONAL CLASS:                                                      $11.03
NET ASSET VALUE, offering price and redemption price per

 share ($107,434 (divided by) 9,740 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                       $ 98,226
Dividends

Interest                                                                 3,906,748

 TOTAL INCOME                                                            4,004,974

EXPENSES

Management fee                                             $ 277,990

Transfer agent fees                                         67,377
Class A

 Class B                                                    37,484

 Institutional Class                                        443

Distribution fees                                           68,959
Class A

 Class B                                                    186,313

Accounting fees and expenses                                45,067

Non-interested trustees' compensation                       161

Custodian fees and expenses                                 15,450

Registration fees                                           58,085
Class A

 Class B                                                    52,103

 Institutional Class                                        14,413

Audit                                                       34,970

Legal                                                       2,239

Reports to shareholders                                     535

Miscellaneous                                               361

 Total expenses before reductions                           861,950

 Expense reductions                                         (95,753)     766,197

NET INVESTMENT INCOME                                                    3,238,777

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,578,567

 Foreign currency transactions                              (56,757)     2,521,810

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      2,993,350

 Assets and liabilities in foreign currencies               9,110        3,002,460

NET GAIN (LOSS)                                                          5,524,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 8,763,047
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      OCTOBER 31, 1994
                                                         DECEMBER 31,    (COMMENCEMENT
                                                         1995            OF OPERATIONS) TO
                                                                         DECEMBER 31,
                                                                         1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 3,238,777     $ 93,779
Net investment income

 Net realized gain (loss)                                 2,521,810       (166,394)

 Change in net unrealized appreciation (depreciation)     3,002,460       (820)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          8,763,047       (73,435)
FROM OPERATIONS

Distributions to shareholders
From net investment income

  Class A                                                 (2,143,447)     (53,334)

  Class B                                                 (1,275,191)     (45,552)

  Institutional Class                                     (3,950)         -

 From net realized gain                                   (1,060,007)     -
 Class A

  Class B                                                 (539,517)       -

  Institutional Class                                     (2,175)         -

 TOTAL DISTRIBUTIONS                                      (5,024,287)     (98,886)

Share transactions - net increase (decrease)              55,582,973      20,238,139

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 59,321,733      20,065,818

NET ASSETS

 Beginning of period                                      20,065,818      -

 End of period (including under (over) distribution      $ 79,387,551    $ 20,065,818
of net investment income of $33,845 and
$(163,199), respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED DECEMBER 31,

                                                        1995       1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.920    $ 10.000

Income from Investment Operations

 Net investment income                                   .885       .064 E

 Net realized and unrealized gain (loss)                 1.231      (.046)

 Total from investment operations                        2.116      .018

Less Distributions

 From net investment income                              (.806)     (.098)

 From net realized gain                                  (.230)     -

 Total distributions                                     (1.036)    (.098)

Net asset value, end of period                          $ 11.000   $ 9.920

TOTAL RETURN B, C                                        22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 52,626   $ 10,687

Ratio of expenses to average net assets                  1.35% F    1.35% A,
                                                                    F

Ratio of net investment income to average net assets     7.28%      5.80% A

Portfolio turnover                                       193%       104% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSES WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                        YEARS ENDED DECEMBER
                                                        31,

                                                        1995                    1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.910                 $ 10.000

Income from Investment Operations

 Net investment income                                   .820                    .072 E

 Net realized and unrealized gain (loss)                 1.237                   (.078)

 Total from investment operations                        2.057                   (.006)

Less Distributions

 From net investment income                              (.727)                  (.084)

 From net realized gain                                  (.230)                  -

 Total distributions                                     (.957)                  (.084)

Net asset value, end of period                          $ 11.010                $ 9.910

TOTAL RETURN B, C                                        21.35%                  (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 26,654                $ 9,379

Ratio of expenses to average net assets                  2.10% F                 2.10% A
                                                                                , F

Ratio of net investment income to average net assets     6.53%                   5.06% A

Portfolio turnover                                       193%                    104% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSES WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        YEAR ENDED
                                                        DECEMBER 31,

                                                        1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.890

Income from Investment Operations

 Net investment income                                   .456

 Net realized and unrealized gain (loss)                 .340

 Total from investment operations                        .796

Less Distributions

 From net investment income                              (.426)

 From net realized gain                                  (.230)

 Total distributions                                     (.656)

Net asset value, end of period                          $ 11.030

TOTAL RETURN B, C                                        7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 107

Ratio of expenses to average net assets                  1.10% A,
                                                         E

Ratio of net investment income to average net assets     7.53% A

Portfolio turnover                                       193%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSES WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission , the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in
60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price.
For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $138,949,977 and $84,673,087, respectively, of which U.S. government and government agency obligations aggregated $56,996,735 and $40,384,492, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period,
FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN.
In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ( "Class A Plan"), Class B shares ( "Class B Plan"), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class B distribution plan. Under the revised plan, the fee is based on an annual rate of .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $68,959 and $186,313 under the Class A Plan and Class B Plan, respectively, of which $62,957 and $46,578 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, respectively, and providing shareholder support services. Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties during the period under the Plans amounted to $89, $0, and $0 for Class A, Class B, and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $842,000 on sales of Class A shares of the fund, of which $741,095 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $23,689 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24%,
 .20%, and .87% (annualized) of average net assets for Class A, Class B, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.35%, 2.10%, and 1.10% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $43,412, $37,644, and $14,697 for Class A, Class B, and Institutional Class, respectively.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   DECEMBER 31, DECEMBER 31,
DECEMBER 31, DECEMBER 31,
 1995 B  1994 A 1995 B  1994 A

CLASS A
Shares sold  4,244,040  1,089,553 $ 45,511,133 $ 10,913,598
Reinvestment of distributions  252,211  4,800  2,745,208  47,705
Shares redeemed  (791,295)  (16,634)  (8,398,421)  (187,175)
Net increase (decrease)  3,704,956  1,077,719 $ 39,857,920 $ 10,774,128
CLASS B
Shares sold  1,562,341  983,229 $ 16,458,839 $ 9,833,907
Reinvestment of distributions  147,710  4,120  1,605,499  40,895
Shares redeemed  (235,345)  (41,284)  (2,445,410)  (410,791)
Net increase (decrease)  1,474,706  946,065 $ 15,618,928 $ 9,464,011
INSTITUTIONAL CLASS
Shares sold  9,183  - $ 100,000 $ -
Reinvestment of distributions  557  -  6,125  -
Shares redeemed  (-)  -  (-)  -
Net increase (decrease)  9,740  - $ 106,125 $ -
A SHARE TRANSACTIONS FOR CLASS A AND CLASS B ARE FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the period October 31, 1994 (commencement of operations) to December 31, 1994 and the financial highlights for the year then ended and for the period October 31, 1994 (commencement of operations) to December 31, 1994 for Classes A and B and July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995 for the Institutional Class. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period October 31, 1994 (commencement of operations) to December 31, 1994, and the financial highlights for the year then ended and for the period October 31, 1994 (commencement of operations) to December 31, 1994 for Class A and Class B and July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995 for the Institutional Class, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 6, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A: 2/5/96 2/2/96 $0.06
Class B: 2/5/96 2/2/96 $0.06
Institutional Class: 2/5/96 2/2/96 $0.06



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited,
Tokyo, Japan
Fidelity International Investment Advisors,
Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited, London, England OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
Operations Company
Boston, MA
CUSTODIAN
Bank of New York
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)
* INDEPENDENT TRUSTEES


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

STRATEGIC INCOME
FUND - CLASS A AND CLASS B
ANNUAL REPORT
DECEMBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                11   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       15   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              16   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     31   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    37   Notes to the financial statements.

REPORT OF INDEPENDENT    43   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            44


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR STRATEGIC INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class A shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995               PAST 1    LIFE OF
                                              YEAR      FUND

Advisor Strategic Income - Class A            22.02%    22.24%

Advisor Strategic Income - Class A
 (incl. max. 3.50% sales charge) 1            17.75%    17.96%

Merrill Lynch High Yield Master Index         19.91%    20.36%

Fidelity Strategic Income Composite           19.82%    n/a
Benchmark

Average General Bond Fund                     18.02%    16.57%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master Index - a broad measure of the high yield bond market, or the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class A's performance stacked up against its peers, you can compare it to the average general bond fund, which reflects the performance of 64 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Recent U.S. Consumer Price Index (CPI) information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995               PAST 1    LIFE OF
                                              YEAR      FUND

Advisor Strategic Income - Class A            22.02%    18.72%

Advisor Strategic Income - Class A
 (incl. max. 3.50% sales charge) 1            17.75%    15.16%

Merrill Lynch High Yield Master Index         19.91%    17.16%

Fidelity Strategic Income Composite           19.82%    n/a
Benchmark

Average General Bond Fund                     18.02%    14.04%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.

1 HAD THE FORMER MAXIMUM 4.75% SALES CHARGE BEEN REFLECTED, THE CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE YEAR AND LIFE OF FUND WOULD HAVE BEEN 16.23% AND 16.43%, 16.23% AND 13.89%, RESPECTIVELY. $10,000 OVER LIFE OF FUND
              FA Strat Inc Cl A (638) High Yield Master Fid Strat Inc Comp
     10/31/94                 9650.00          10000.00           10000.00
     11/30/94                 9698.40           9914.94            9921.26
     12/31/94                 9666.83          10025.22            9887.56
     01/31/95                 9774.68          10166.88            9962.57
     02/28/95                10005.55          10484.10           10125.61
     03/31/95                10150.73          10630.00           10301.07
     04/30/95                10531.53          10878.89           10634.09
     05/31/95                10927.88          11218.77           11037.19
     06/30/95                10983.77          11304.46           11135.32
     07/31/95                11072.01          11433.70           11192.91
     08/31/95                11089.52          11503.09           11198.60
     09/30/95                11286.98          11634.70           11390.44
     10/31/95                11418.00          11717.17           11444.44
     11/30/95                11545.52          11831.55           11595.55
     12/31/95                11795.90          12021.46           11847.24

$10,000 OVER LIFE OF FUND(dagger): Let's say you invested $10,000 in Fidelity Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and paid the current maximum 3.50% sales charge. As the chart shows, by December 31, 1995, the value of your investment would have grown to $11,796 - a 17.96% increase on your initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,021 - a 20.21% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark, a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe, did over the same period. This index combines returns from the JP Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $11,847 - an 18.47% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                              YEAR ENDED      OCTOBER 31, 1994
                              DECEMBER 31,    (COMMENCEMENT OF
                              1995            OPERATIONS) TO
                                              DECEMBER 31, 1994

Dividend return               8.65%           0.97%

Capital appreciation return   13.37%          -0.80%

Total return                  22.02%          0.17%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED DECEMBER 31, 1995   PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              9.80(cents)   42.61(cents)   80.60(cents)

Annualized dividend rate         10.38%        7.70%          7.55%

30-day annualized yield          7.40%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $11.12 over the past month, $10.97 over the past six months, and $10.67 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.50% sales charge. Had Class A's prior 4.75% sales charge been reflected, the 30 day annualized yield would have been 7.30%.
(dagger) THE DATA USED TO CREATE THE INDICES ON THE LINE GRAPH, ON PAGE 5, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURNS OF THE TWO INDICES FOR THE LIFE OF FUND CALCULATIONS ON PAGE 4 ARE FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
ADVISOR STRATEGIC INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE(dagger)


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain Class B expenses during the periods shown, the total returns and dividends would have been lower. Class B's contingent deferred sales charges included in the past one year and life of fund total return figures are 4% and 3%, respectively.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                   PAST 1   LIFE OF
                                                  YEAR     FUND

Advisor Strategic Income - Class B                21.35%   21.28%

Advisor Strategic Income - Class B
 (incl. contingent deferred sales charge)         17.35%   18.28%

Merrill Lynch High Yield Master Index             19.91%   20.36%

Fidelity Strategic Income Composite               19.82%   n/a
Benchmark

Average General Bond Fund                         18.02%   16.57%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master Index - a broad measure of the high yield bond market, or the Fidelity Strategic Income Composite Benchmark - a broad measure of the world fixed income markets. To measure how Class B's performance stacked up against its peers, you can compare it to the average general bond fund, which reflects the performance of 64 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges. Recent U.S. Consumer Price Index (CPI) information is not available from the U.S. Department of Labor. Therefore, the CPI comparison has not been included in this report.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1995                   PAST 1   LIFE OF
                                                  YEAR     FUND

Advisor Strategic Income - Class B                21.35%   17.93%

Advisor Strategic Income - Class B
 (incl. contingent deferred sales charge)         17.35%   15.43%

Merrill Lynch High Yield Master Index             19.91%   17.16%

Fidelity Strategic Income Composite               19.82%   n/a
Benchmark

Average General Bond Fund                         18.02%   14.04%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
              FA Strat Inc Cl B (639) High Yield Master Fid Strat Inc Comp
     10/31/94                10000.00          10000.00           10000.00
     11/30/94                10045.19           9914.94            9921.26
     12/31/94                 9993.77          10025.22            9887.56
     01/31/95                10109.93          10166.88            9962.57
     02/28/95                10342.97          10484.10           10125.61
     03/31/95                10496.27          10630.00           10301.07
     04/30/95                10883.14          10878.89           10634.09
     05/31/95                11285.68          11218.77           11037.19
     06/30/95                11326.35          11304.46           11135.32
     07/31/95                11420.96          11433.70           11192.91
     08/31/95                11431.98          11503.09           11198.60
     09/30/95                11617.60          11634.70           11390.44
     10/31/95                11755.36          11717.17           11444.44
     11/30/95                11878.64          11831.55           11595.55
     12/31/95                11827.76          12021.46           11847.24

$10,000 OVER LIFE OF FUND(dagger): Let's say you invested $10,000 in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started, and paid the applicable contingent deferred sales charge upon redemption at the end of the period. As the chart shows, by December 31, 1995, the value of your investment would have grown to $11,828 - an 18.28% increase on your initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $12,021 - a 20.21% increase. You also can look at how the Fidelity Strategic Income Composite Benchmark, a hypothetical combination of unmanaged indices that is more representative of the fund's investable universe, did over the same period. This index combines returns from the JP Morgan Emerging Markets Bond Index Plus (15%), Merrill Lynch High Yield Master Index (40%), Salomon Brothers Mortgage Index (15%), Salomon Brothers Treasury 1-10 Year Index (15%), and Salomon Brothers Non-U.S. Dollar World Government Bond Index (15%). With distributions, if any, reinvested, a $10,000 investment in the index would have grown to $11,847 - an 18.47% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                              YEAR ENDED      OCTOBER 31, 1994
                              DECEMBER 31,    (COMMENCEMENT OF
                              1995            OPERATIONS) TO
                                              DECEMBER 31, 1994

Dividend return               7.78%           0.84%

Capital appreciation return   13.57%          -0.90%

Total return                  21.35%          -0.06%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED DECEMBER 31, 1995   PAST          PAST 6         PAST 1
                                 MONTH         MONTHS         YEAR

Dividends per share              9.05(cents)   38.38(cents)   72.65(cents)

Annualized dividend rate         9.58%         6.93%          6.81%

30-day annualized yield          6.85%         -              -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $11.12 over the past month, $10.98 over the past six months, and $10.67 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
(dagger) THE DATA USED TO CREATE THE INDICES ON THE LINE GRAPH, ON PAGE 9, IS FROM THE CLOSE OF BUSINESS ON OCTOBER 31, 1994. THE TOTAL RETURNS OF THE TWO INDICES FOR THE LIFE OF FUND CALCULATIONS ON PAGE 8 ARE FROM THE OPENING OF BUSINESS ON OCTOBER 31, 1994, COMMENCEMENT OF OPERATIONS OF THE FUND. DATA FOR THE STRATEGIC INCOME COMPOSITE BENCHMARK IS ONLY AVAILABLE AT THE CLOSE OF BUSINESS EACH MONTH.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Both developed and emerging
fixed-income markets recorded
strong returns in 1995. For the
12 months ended December 31,
1995, the Salomon Brothers World
Government Bond Index - a
proxy of government bond
market performance in
developed nations including the
U.S. - rose 19.04%. Emerging
markets shrugged off the fallout
from December 1994's Mexican
peso devaluation to record strong
returns. The J.P. Morgan
Emerging Markets Bond Index
Plus posted a 26.78% return for
the year. To compare, The
Lehman Brothers Aggregate
Bond Index - a broad measure
of taxable bonds in the U.S.
market - had a total return of
18.47%. Developed bond
markets benefited from slow
economic growth and relatively
low inflation pressures. This
led to a more favorable interest
rate environment, as the central
banks of the U.S., Germany and
Great Britain all lowered their
respective short-term interest
rates. Record low interest rates in
Japan and a strengthening dollar
pushed a significant amount of
money into the U.S., as overseas
investors in 1995 purchased a
record net $99.4 billion in U.S.
Treasury securities - helping fuel
the U.S. rally. The bulk of
emerging markets' total return
came from a springtime rally
following the announcement of a
$50 billion bailout package for
Mexico by the U.S. Treasury and
the International Monetary Fund.

NOTE TO SHAREHOLDERS: John Carlson became manager of the fund in October 1995. Beginning in January 1996, the fund's separate categories - U.S. government and investment-grade securities, foreign developed market securities, emerging market securities and high-yield securities - will be managed by John and three additional managers under John's direction. The following is an interview with John on the fund's overall performance and strategy, and his thoughts on his particular category - emerging market securities - as well as with Kevin Grant on U.S. government and investment-grade securities, Margaret Eagle on high-yield securities and Jonathan Kelly on foreign developed market securities.
Q. HOW DID THE FUND PERFORM, JOHN?
J.C. For the 12-month period ended December 31, 1995, the fund's Class A and Class B shares returned 22.02% and 21.35%, respectively. For comparison purposes, the average general bond fund, as tracked by Lipper Analytical Services, returned 18.02% for the same period.
Q. WOULD YOU DESCRIBE WHAT THE FIXED-INCOME MARKETS WERE LIKE THIS PAST
YEAR?
J.C. Sure. Global bond markets benefited from slow economic growth, stable interest rates and relatively low inflation pressures. This became particularly evident when the central banks of the U.S., Germany and Great Britain all lowered their respective short-term interest rates. In particular, emerging markets enjoyed a nice springtime rally following the announcement of a support package from the international community for Argentina and Mexico. In the U.S., the high-yield corporate bond market was the beneficiary of solid corporate earnings during 1995. By far, though, the 30-year U.S. Treasury bond topped all major fixed income securities with the exception of zero-coupon bonds. Long-term Treasuries were the beneficiary of strong demand from yield-hungry Japanese investors.
Q. TURNING TO YOU, KEVIN, WHAT'S BEEN THE STORY IN THE U.S.?
K.G. Like John said, the Treasury market has been the real story. Nineteen ninety-five was a great year for those who were patient enough to stick with bonds. The yield curve - a graphical representation of bond yields at various maturities - flattened during the year. This means that the market believed the economy had slowed sufficiently and that inflation was not a problem. Fixed-income investors fear inflation because of the corrosive effects it has on bonds' income.
Q. SO HOW ARE YOU PUTTING TOGETHER YOUR PART OF THE FUND?
K.G. The fund has significant positions in Treasuries with maturities of four and seven years and mortgage-backed securities. I've begun to add to the fund's position in mortgage securities because of their income advantage over Treasuries. In general, I will look at securities on a relative value basis. In other words, I will try to take advantage of securities that may be trading at cheap levels relative to others. Additionally, investors should keep in mind that while current market conditions may be positive, there is always the risk that economic expectations may not play out as anticipated.
Q. HOW DID HIGH-YIELD CORPORATE BOND INVESTORS FARE IN 1995, MARGARET? WHAT DO YOU SEE GOING FORWARD?
M.E. The high-yield bond market turned in a strong performance in 1995. In general, the market was driven by investors' demand for a higher level of income, good corporate earnings and declining interest rates. Looking ahead, the current environment of slow economic growth and low inflation should be positive for high-yield bonds. Rather than looking at broad sectors or industries, I will use fundamental credit analysis to evaluate opportunities in the high-yield market.
Q. BROADENING OUT A BIT, WHAT'S BEEN THE SITUATION IN THE MORE ESTABLISHED FOREIGN MARKETS, JONATHAN?
J.K. As John touched on earlier, a general climate of slow growth and relatively low inflation helped bond markets worldwide - particularly the U.S. With the exception of Japan, interest rates trended downward in most regions. Going forward, I will evaluate the global bond portion of the fund relative to the opportunities of the entire global bond market as represented by the Salomon Brothers Non-U.S. Dollar World Government Bond Index. With the assistance of Fidelity's credit and quantitative research staff in Boston and London, I also plan to evaluate securities on a case-by-case basis in an effort to find attractively priced bonds for the fund.
Q. WHAT OPPORTUNITIES DO YOU SEE IN THE FUTURE?
J.K. I'm cautiously optimistic. Economic fundamentals for fixed-income investments are generally positive in most areas of the world. Additionally, foreign markets appear undervalued when compared to the U.S. As with any global portfolio, the performance of the dollar versus other currencies will play an important role in performance.
Q. COMING BACK TO YOU, JOHN, WHAT AREAS OF THE EMERGING MARKETS HAVE YOU TARGETED SINCE YOU BEGAN MANAGING THE FUND?
J.C. When I began managing in October, it had a significant cash position. I put that cash to work in Latin American corporate bonds. As investors recognized the value of these bonds, they appreciated in value and their spreads - the difference in yield compared to U.S. Treasury bonds - tightened. I then sold these corporate bonds and bought Brady bonds. Country rotation from Brazil to Argentina to Mexico became the theme for the rest of the year.
Q. WHAT ARE YOU LOOKING FOR IN THE FUTURE?
J.C. I am optimistic about emerging market debt. Stable interest rates in the developed world coupled with tight fiscal and monetary policies in emerging countries may attract more capital. However, I will continue to monitor the economies, politics and interest rates that can radically effect the emerging markets.
Q. WHAT IS YOUR GENERAL OUTLOOK FOR THE VARIOUS BOND MARKETS?
J.C. Although most of the world's bond markets had a great 1995, investors can not expect the same level of price appreciation from most fixed-income investments in 1996. Additionally, knowing the unpredictability of interest rates, foreign economies and politics, we will continue to watch global markets for any radical changes affecting the fund's holdings.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS
ONLY
THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks a high level of
current income by investing
primarily in debt securities;
the fund may also seek
capital appreciation
START DATE: October 31, 1994
SIZE: as of December 31,
1995, more than $79 million
MANAGER: John Carlson,
since October 1995; joined
Fidelity in June 1995
(checkmark)
JOHN CARLSON ON BRADY BONDS:
"Brady bonds - which are
named after former Bush
administration Treasury
Secretary Nicholas Brady -
are U.S. dollar-denominated
bonds of developing
countries. The Brady bond is
a unique security in that it has
an extremely long duration -
or price sensitivity to changes
in interest rates - and
significant credit exposure. Of
course, an investor is
compensated for their higher
risks with a higher potential
return.
"Being successful in emerging
markets means doing your
homework. First, you need to
consider a country's monetary
policy, fiscal policy and
economic reform programs.
You also have to look at the
demographics of the country.
What's the strength of its local
capital markets? How good
is a country's savings rate or
education level? What are
the country's infrastructure
needs? How fast can it create
jobs?"
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF DECEMBER 31, 1995
(BY ISSUER WITH MATURITIES OF      % OF FUND'S    % OF FUND'S
MORE THAN ONE YEAR)                INVESTMENTS    INVESTMENTS
                                                  6 MONTHS AGO

U.S. Government (various issues)   27.4           24.8

Brazil Federative Republic         3.8            4.6
 (various issues)

Argentina Republic (various        3.3            3.3
issues)

French Government (various         3.1            1.3
issues)

Acetex Corp. 9 3/4%, 10/1/03       2.1            0.0

TOP FIVE SECTORS AS OF DECEMBER 31, 1995
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE SECTORS
                                    6 MONTHS AGO

Media & Leisure      8.8            7.1

Basic Industries     6.5            7.9

Utilities            4.6            1.7

Retail & Wholesale   3.6            3.5

Nondurables          3.4            1.6

QUALITY DIVERSIFICATION AS OF DECEMBER 31, 1995
             % OF FUND'S    % OF FUND'S
             INVESTMENTS    INVESTMENTS
                            6 MONTHS AGO

Aaa, Aa, A   39.0           37.5

Baa          0.3            0.2

Ba           6.4            7.8

B            31.2           30.8

Caa, Ca, C   2.9            0.1

Nonrated     9.6            12.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT DECEMBER 31,1995, ACCOUNT FOR 3.8% OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION
AS OF DECEMBER 31, 1995* AS OF JUNE 30, 1995**
Row: 1, Col: 1, Value: 16.5
Row: 1, Col: 2, Value: 19.2
Row: 1, Col: 3, Value: 27.4
Row: 1, Col: 4, Value: 36.9
Corporate bonds 37.5%
U.S. government
and agency
obligations 24.8%
Foreign government
obligations 21.4%
Short-term and
other investments 16.3%
Corporate bonds 36.8%
U.S. government
and agency
obligations 27.4%
Foreign government
obligations 19.4%
Short-term and
other investments 16.4%
Row: 1, Col: 1, Value: 16.3
Row: 1, Col: 2, Value: 21.4
Row: 1, Col: 3, Value: 24.8
Row: 1, Col: 4, Value: 37.5
* TOTAL FOREIGN
 ISSUES  33.1%
** TOTAL FOREIGN
 ISSUES  29.1%
INVESTMENTS DECEMBER 31, 1995

Showing Percentage of Total Value of Investments in Securities


NONCONVERTIBLE BONDS - 36.8%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
AEROSPACE & DEFENSE - 1.5%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2 $ 530,000 $ 585,650
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  130,000  140,400
Wyman-Gordon Co. 10 3/4%, 3/15/03  B1  490,000  514,500
   1,240,550
BASIC INDUSTRIES - 6.3%
CHEMICALS & PLASTICS - 4.0%
Acetex Corp. 9 3/4%, 10/1/03 (f)  B1  1,590,000  1,653,600
NL Industries, Inc. 0%, 10/15/05 (d)  B2  1,000,000  770,000
Pioneer Americas Acquisition Corp.
13 3/8%, 4/1/05 (f)  B2  500,000  518,750
Trans Resources, Inc. 11 7/8%, 7/1/02 (f)  B2  300,000  276,000
  3,218,350
METALS & MINING - 0.6%
Kaiser Aluminum & Chemical Corp.
12 3/4%, 2/1/03  B2  450,000  492,750
PAPER & FOREST PRODUCTS - 1.7%
Buckeye Cellulose Corp. 8 1/2%, 12/15/05  Ba3  120,000  123,900
Empaques Ponderosa SA euro
8 3/4%, 12/6/96  -  25,000  24,469
Repap New Brunswick, Inc. yankee
10 5/8%, 4/15/05  B2  470,000  459,425
Stone Container Corp.:
9 7/8%, 2/1/01  B1  140,000  136,150
 10 3/4%, 4/1/02  B2  140,000  137,550
 10 3/4%, 10/01/02  B1  240,000  248,400
 11 1/2%, 10/1/04  B1  90,000  90,000
Tjiwi Kimia International Finance Co.
13 1/4%, 8/1/01  Ba3  150,000  162,000
  1,381,894
TOTAL BASIC INDUSTRIES   5,092,994
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Harvard Industries, Inc. 12%, 7/15/04  B3 $ 300,000 $ 315,000
TEXTILES & APPAREL - 0.1%
Fieldcrest Cannon Inc. 11 1/4%, 6/15/04  B1  110,000  105,600
TOTAL DURABLES   420,600
ENERGY - 1.5%
ENERGY SERVICES - 0.1%
Empire Gas Corp. 7%, 7/15/04 (e)  Caa  110,000  94,600
OIL & GAS - 1.4%
Chesapeake Energy Corp. 10 1/2%, 6/1/02  B1  690,000  722,775
Flores & Rucks, Inc. 13 1/2%, 12/1/04  B3  100,000  113,500
United Meridian Corp. 10 3/8%, 10/15/05  B2  300,000  317,250
  1,153,525
TOTAL ENERGY   1,248,125
FINANCE - 2.3%
ASSET-BACKED SECURITIES - 0.6%
Premier Auto Trust 4.90%, 12/15/98  Aaa  146,987  146,184
Sears Credit Account Master
Trust II 7%, 1/15/04  Aaa  200,000  209,250
Standard Credit Card Master Trust I:
8 1/4%, 10/7/97  A2  55,000  56,023
 7.65%, 2/15/00  A2  30,000  31,116
  442,573
BANKS - 0.6%
Deutsche Bank Finance NV
4 1/8%, 11/15/99 (j)  Aaa JPY 31,000  326,789
Lake Baden Wuerttemberg Finance NV
euro 3 3/4%, 6/21/99 (j)  Aaa JPY 5,000  51,983
Lloyds Bank PLC 7 3/8%, 3/11/04  Aa3 GBP 75,000  110,956
  489,728
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 1.0%
General Electric Capital Corp.:
6 1/2%, 2/8/99  Aaa SEK 1,050,000 $ 150,994
 7 3/8%, 2/8/99 (j)  Aaa ITL 140,000  80,888
HMC Acquisition Properties, Inc.
9%, 12/15/07 (f)  Ba3  550,000  555,500
  787,382
SAVINGS & LOANS - 0.1%
First Nationwide Holdings, Inc.
12 1/4%, 5/15/01  Ba3  100,000  111,000
TOTAL FINANCE   1,830,683
HEALTH - 1.0%
DRUGS & PHARMACEUTICALS - 0.0%
Glaxo Wellcome PLC euro 8 3/4%, 12/1/05  A1 GBP 25,000  40,513
MEDICAL FACILITIES MANAGEMENT - 1.0%
Tenet Healthcare Corp. 8 5/8%, 12/1/03  Ba2  740,000  773,300
TOTAL HEALTH   813,813
INDUSTRIAL MACHINERY & EQUIPMENT - 1.0%
Howmet Corp. (Del) 10%, 12/1/03 (f)  B3  170,000  178,500
MVE, Inc. 12 1/2%, 2/15/02  B3  120,000  118,200
Specialty Equipment Cos., Inc.
11 3/8%, 12/1/03  B3  500,000  507,500
  804,200
MEDIA & LEISURE - 7.4%
BROADCASTING - 4.3%
Cablevision System Corp. 9 1/4%, 11/1/05  B3  300,000  313,500
Cooke Media Group, Inc. 11 5/8%, 4/1/99  -  500,000  475,000
Diamond Cable Communications PLC yankee:
 0%, 9/30/04 (d)  B3  950,000  667,375
 0%, 12/15/05 (d)  B3  450,000  264,375
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Granite Broadcasting Corp. 10 3/8%, 5/15/05  B3 $ 250,000 $ 256,563
Peoples Choice TV Corp. Unit
0%, 6/1/04 (d)  Caa  1,250,000  728,125
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  340,000  340,000
Telemundo Group, Inc. 10 1/4%, 12/30/01  -  172,000  171,570
Viacom, Inc. 8%, 7/7/06  B1  200,000  203,500
  3,420,008
LODGING & GAMING - 1.9%
Grand Casinos, Inc. 10 1/8%, 12/1/03  Ba3  500,000  521,250
Mohegan Tribal Gaming Authority (Conn)
13 1/2%, 11/15/02 (f)  -  440,000  477,400
Players International, Inc. 10 7/8%, 4/15/05  Ba3  550,000  515,625
  1,514,275
RESTAURANTS - 1.2%
SC International Services, Inc. 13%, 10/1/05  B3  930,000  985,800
TOTAL MEDIA & LEISURE   5,920,083
NONDURABLES - 3.4%
AGRICULTURE - 0.5%
Hines Horticulture, Inc. 11 3/4%, 10/15/05 (f)  B3  360,000  376,200
FOODS - 1.3%
Chiquita Brands International, Inc.:
9 5/8%, 1/15/04  B1  910,000  916,825
 9 1/8%, 3/1/04  B1  100,000  98,500
  1,015,325
HOUSEHOLD PRODUCTS - 1.6%
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  100,000  102,500
Revlon Worldwide Corp.
secured 0%, 3/15/98  B3  1,610,000  1,193,413
  1,295,913
TOTAL NONDURABLES   2,687,438
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
RETAIL & WHOLESALE - 3.2%
APPAREL STORES - 0.3%
Mothers Work, Inc. 12 5/8%, 8/1/05  B3 $ 260,000 $ 255,450
GROCERY STORES - 1.5%
Pathmark Stores, Inc.:
9 5/8%, 5/1/03  B2  80,000  77,700
 0%, 11/1/03 (d)  B3  400,000  245,000
Ralph's Grocery Co. 11%, 6/15/05  B3  600,000  594,000
Star Markets, Inc. 13%, 11/1/04  B3  300,000  305,250
  1,221,950
RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%
Alliance Entertainment Corp.,
Series B 11 1/4%, 7/15/05  B3  430,000  432,688
Corporate Express, Inc., Series B,
9 1/8%, 3/15/04  B3  400,000  403,000
Finlay Fine Jewelry Corp. 10 5/8%, 5/1/03  B1  320,000  304,000
  1,139,688
TOTAL RETAIL & WHOLESALE   2,617,088
SERVICES - 2.4%
GOVERNMENT SERVICES - 0.4%
Canada Mortgage & Housing Corp.
8.80%, 3/1/00  Aa1 CAD 50,000  39,598
Guaranteed Export Finance Corp.
PLC 9 1/4%, 3/4/08  - GBP 100,000  170,195
Queensland Treasury Corp.
8%, 8/14/01  Aaa AUD 170,000  126,447
  336,240
LEASING & RENTAL - 1.0%
GPA Delaware, Inc. gtd. notes 8 3/4%,
12/15/98  Caa  880,000  820,600
PRINTING - 1.0%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  760,000  739,100
TOTAL SERVICES   1,895,940
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
TECHNOLOGY - 1.0%
COMMUNICATIONS EQUIPMENT - 0.9%
Echostar Communications Corp.
0%, 6/1/04 (d)  Caa $ 1,000,000 $ 670,000
ELECTRONICS - 0.1%
Grupo Condumex SA de CV:
6 1/4%, 7/27/96 (f)  -  50,000  49,000
 6 1/4%, 7/27/96  -  50,000  49,000
  98,000
TOTAL TECHNOLOGY   768,000
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.7%
US Air, Inc.:
9 5/8%, 2/1/01  B3  210,000  184,275
 10%, 7/1/03  B3  450,000  393,750
  578,025
UTILITIES - 4.6%
CELLULAR - 3.8%
Comcast Cellular Corp. 0% 3/5/00  B2  810,000  615,600
Comunicaciones Celulares
SA Unit 0%, 11/15/03 (d)(f)  B3  75,000  42,563
Fonorola, Inc. 12 1/2%, 8/15/02  B2  1,020,000  1,071,000
International Cabletel, Inc.,
Series A 0%, 4/15/05 (d)  -  520,000  328,900
Mobilemedia Corp. 9 3/8%, 11/1/07  B3  120,000  122,700
Pagemart Nationwide, Inc. 0%,
2/1/05 exchangeable (d)  -  520,000  338,000
Paging Network, Inc. 8 7/8%, 2/1/06  B2  500,000  512,500
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B3  20,000  19,800
  3,051,063
ELECTRIC UTILITY - 0.1%
ESKOM (Electricity Supply Commission)
12%, 5/1/96  Baa ZAR 375,000  102,013
GAS - 0.3%
Invergas SA 12 1/2%, 12/16/99  -  200,000  198,000
NONCONVERTIBLE  BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.4%
Call-Net Enterprises, Inc. yankee 0%,
12/1/04 (d)  B2 $ 330,000 $ 235,950
Telecom Argentina Stet-France Telecom SA
12%, 11/15/02 (f)  B1  100,000  106,500
  342,450
TOTAL UTILITIES   3,693,526
TOTAL CORPORATE BONDS
(Cost $28,661,145)   29,611,065
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.1%
U.S. TREASURY OBLIGATIONS - 12.4%
7 1/4%, 11/15/96  Aaa  170,000  172,815
9%, 5/15/98  Aaa  120,000  129,937
9 1/4%, 8/15/98  Aaa  1,490,000  1,634,336
5 1/8%, 12/31/98  Aaa  227,000  226,219
9 1/8%, 5/15/99  Aaa  3,012,000  3,361,211
7 3/4%, 12/31/99  Aaa  2,295,000  2,490,442
6 1/4%, 2/15/03  Aaa  1,840,000  1,919,635
   9,934,595
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.7%
Federal Home Loan Mortgage Corp.
4.78%, 2/10/97 (callable)  Aaa  50,000  49,611
Government Trust Certificates:
(assets of Trust guaranteed by U.S. Government
 through Defense Security Assistance Agency):
 Class 2-D, 9 1/4%, 11/15/96  Aaa  295,122  300,824
  Class T-2, 9.40%, 11/15/96  Aaa  119,595  121,920
  Class 1-C, 9 1/4%, 11/15/01  Aaa  58,000  64,432
  Class 2-E, 9.40%, 5/15/02  Aaa  210,000  234,291
  Class T-2, 9 5/8%, 5/15/02  Aaa  20,000  22,331
 (assets of Trust guaranteed by U.S. Government
 through Export-Import Bank):
 Series 1995-A 6.28%, 6/15/04  Aaa  140,000  142,594
  Series 1994-F 8.178%, 12/15/04  Aaa  86,518  94,103
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Private Export Funding Corp.:
secured 9 1/2%, 3/31/99  Aaa $ 30,000 $ 33,550
 secured 8 3/4%, 6/30/03  Aaa  100,000  117,391
 secured 6.86%, 4/30/04  Aaa  55,250  57,074
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 7 3/4%, 4/1/98  Aaa  7,550  7,746
  4 7/8%, 9/15/98  Aaa  40,000  39,488
  6%, 2/15/99  Aaa  20,000  20,312
  7 1/8%, 8/15/99  Aaa  180,000  189,305
  7 3/4%, 11/15/99  Aaa  33,000  35,323
  5 3/4%, 3/15/00  Aaa  110,000  110,550
  8 1/2%, 4/1/06  Aaa  200,000  230,375
Tennessee Valley Authority 4.60%, 12/15/96  Aaa  75,000  74,427
U.S. Housing & Urban Development
8.27%, 8/1/03  Aaa  210,000  238,153
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   2,183,800
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $11,903,417)   12,118,395
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 12.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.1%
6%, 12/1/07  Aaa  187,660  184,695
8 1/2%, 3/1/20  Aaa  708,956  746,035
  930,730
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.6%
6%, 4/1/01 to 8/1/02  Aaa  1,889,036  1,885,484
6%, 1/1/11 (i)  Aaa  2,000,000  1,979,380
6 1/2%, 5/1/08 to 6/1/24  Aaa  744,077  741,472
9%, 12/1/24   Aaa  666,440  701,841
  5,308,177
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.6%
6 1/2%, 1/15/24   Aaa  299,296  296,862
7%, 12/15/25   Aaa  990,000  1,001,444
7 1/2%, 2/15/22 to 10/15/25  Aaa  2,040,907  2,101,837
11 1/2%, 3/15/10  Aaa  237,734  270,139
  3,670,282
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost  $9,727,897)   9,909,189
COMMERCIAL MORTGAGE SECURITIES - 0.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
Meritor Mortgage Security Corp. commercial
Series 1987-1 Class A3, 9.40%, 6/1/99  Baa $ 32,060 $ 32,301
Resolution Trust Corp.:
commercial Series:
 1994-C2 Class E, 8%, 4/25/25  BB+  236,608  223,521
  1995-C1 Class C, 6.90%, 2/25/27  A2  100,000  99,219
Structured Asset Securities Corp. commercial
Series 1995-C1, Class D, 7 3/8%, 9/25/24  BBB  150,000  146,203
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $438,875)   501,244
FOREIGN GOVERNMENT OBLIGATIONS - 19.4% (H)
Argentina Republic :
BOCON:
 5.8594%, 4/1/01 (g)  B1  765,469  600,301
  3.456%, 9/1/02 (g)  - ARS 195,819  105,416
  Brady:
  euro floating rate bond 6.8125%,
   3/31/05 (g)  B2  1,250,000  890,625
   euro par 5%, 3/31/23 (e)  B2  1,850,000  1,055,656
Brazil Federative Republic:
Brady:
 eligible interest 6.8125%, 4/15/06 (g)  B1  1,000,000  688,750 debt conversion bond euro 6 7/8%,
 4/15/12 (g)  B1  1,200,000  684,000
 capitalization bond 8%, 4/15/14  B1  2,175,481  1,244,103
 4 1/4%, 4/15/24 (e)  B1  800,000  424,500
Canadian Government 8 1/2%, 4/1/02  Aa1 CAD 500,000  398,175
Kingdom of Denmark:
9%, 11/15/98  Aaa DKK 400,000  78,292
 Bullet:
 9%, 11/15/00  Aaa DKK 400,000  79,960
  8%, 5/15/03  Aaa DKK 550,000  105,063
French Government:
OAT 9 1/2%, 1/25/01  Aaa FRF 3,600,000  843,852
 8 1/2%, 12/26/12  Aaa FRF 920,000  213,251
German Government 8 3/8%, 5/21/01  Aaa DEM 1,800,000  1,432,615
Kingdom of Belgium:
8 3/4%, 6/25/02  Aa1 BEF 2,500,000  96,539
 5.10%, 11/21/04 (g)  Aa1 BEF 7,000,000  237,071
 7 1/2%, 7/29/08  Aaa BEF 3,000,000  104,396
Kingdom of Sweden 10 1/4%, 5/5/03  Aa1 SEK 700,000  116,041
FOREIGN GOVERNMENT OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
Mexican Government:
Brady:
 par 6 1/4%, 12/31/19  Ba2 $ 375,000 $ 244,219
  par 6 1/4%, 12/31/19  Ba3  1,350,000  879,188
  6.60938% 12/31/19 (g)  Ba3  300,000  216,563
 United Mexican States Securities 0%, 11/27/96
 (maturity amount indexed to 28-day Cete
 rate or 1-year LIBOR) (f)  -  120,000  122,250
 Value recovery rights (a)  -  2,185,000  22
Netherlands Government:
8 3/4%, 5/1/00  Aaa NLG 100,000  71,113
 8 1/2%, 3/15/01  Aaa NLG 55,000  39,201
 6 1/2%, 4/15/03  - NLG 650,000  423,470
Philippine Government Brady par 6 1/4%,
12/1/17 (e)  Ba2  650,000  485,875
Polish Government Treasury Bills 0% 10/30/96 - PLN 480,000 161,415 Republic of Austria:
euro 4 1/2%, 9/28/05 (j)  Aaa JPY 20,000  216,441
 7%, 2/14/00  Aaa ATS 900,000  94,973
Republic of Bulgaria Brady discount 6 3/4%,
7/28/24 (g)  -  800,000  425,000
Republic of Ecuador Brady
par euro 3%, 2/28/25 (e)  -  650,000  234,000
Republic of Italy:
 BTPS 9%, 10/01/98 (j)  A1 ITL 830,000  510,805
 8 1/2%, 4/1/04 (j)  A1 ITL 600,000  334,912
Republic of Panama interest reduction
bond (WI) (f)  B+  300,000  135,750
Republic of South Africa 12%, 2/28/05  Baa ZAR 400,000  97,526
Republic of Venezuela
Oil Recovery Rights (a)  B+  2,500  -
 Brady debt conversion bond 7 3/8%,
 12/18/07 (g)  Ba2  250,000  136,563
 par A euro 6 3/4%, 3/31/20  Ba2  500,000  285,625
Spanish Government:
11.45%, 8/30/98 (j)  Aa2 ESP 15,000  129,485
 10 1/4%, 11/30/98 (j)  Aa ESP 25,000  42,106
 10.9%, 8/30/03 (j)  Aa2 ESP 22,000  192,225
Treuhandstalt 7 3/8%, 12/2/02  Aaa DEM 250,000  190,455
United Kingdom:
 Treasury:
 10%, 2/26/01  Aaa GBP 180,000  315,335
  9 3/4%, 8/27/02  Aaa GBP 110,000  193,662
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $14,602,666)   15,576,785
SUPRANATIONAL OBLIGATIONS - 3.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (B) (NOTE 1)
European Investment Bank
5 7/8%, 11/26/99  Aaa JPY 5,000,000 $ 56,141
InterAmerica Development Bank euro 6%,
10/30/01 (j)  Aaa JPY 60,000  693,424
International Bank Reconstruction & Development:
4 1/2%, 6/20/00 (j)  Aaa JPY 105,000  1,136,315
 euro 6%, 10/30/01 (j)  Aaa JPY 20,000  232,302
 4 3/4%, 1/15/04 (j)  Aaa JPY 45,000  500,266
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $2,763,440)   2,618,448
COMMON STOCKS - 0.7%
 SHARES
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
MVE, Inc. (warrants) (a)    210  3,150
HOLDING COMPANIES - 0.6%
SDW Holdings Corp.:
(warrants) (a)    16,500  82,500
 Unit (a)(f)    1,300  390,000
  472,500
MEDIA & LEISURE - 0.0%
LEISURE DURABLES & TOYS - 0.0%
IHF Capital, Inc., Series I (warrants) (a)(f)    270  6,750
TECHNOLOGY - 0.1%
COMMUNICATIONS EQUIPMENT - 0.1%
Echostar Communications Corp. Class A    3,645  88,391
UTILITIES - 0.0%
CELLULAR - 0.0%
Pagemart Nationwide, Inc. (non-vtg) (a)    2,100  18,900
TOTAL COMMON STOCKS
(Cost $497,922)   589,691
PREFERRED STOCKS - 3.4%
 SHARES VALUE
  (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.4%
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.4%
Supermarkets General Holdings Corp.
exchangeable pay-in-kind $3.52 (a)    10,665 $ 290,621
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc. (DECS)    576  23,544
 TOTAL CONVERTIBLE PREFERRED STOCKS   314,165
NONCONVERTIBLE PREFERRED STOCKS - 3.0%
BASIC INDUSTRIES - 0.6%
PAPER & FOREST PRODUCTS - 0.6%
S D Warren Co. exchangeable pay-in-kind    16,500  519,750
FINANCE - 0.9%
SAVINGS & LOANS - 0.9%
First Nationwide Bank 11 1/2%,    1,730  194,193
Greater New York Savings Bank
Series B, perpetual 12%    18,787  540,126
   734,319
MEDIA & LEISURE - 1.5%
BROADCASTING - 1.5%
Cablevision System Corp.,
Series G exchangeable pay-in-kind (f)    7,506  776,873
PanAmSat Corp. 12 3/4% pay-in-kind    346  387,520
   1,164,393
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc.     941  23,170
 TOTAL NONCONVERTIBLE PREFERRED STOCKS   2,441,632
TOTAL PREFERRED STOCKS
(Cost  $2,365,086)   2,755,797
OTHER SECURITIES - 2.2%
  PRINCIPAL VALUE
  AMOUNT (B) (NOTE 1)
PURCHASED BANK DEBT - 2.2%
Bank for Foreign Economic Affairs of the
USSR (Vnesheconombank) loan participation (a)    2,150,000 $ 731,000
Kingdom of Morocco, Series A loan participation
6.59375%, 1/1/09 (g)    760,000  509,200
Republic of Panama loan participation refinanced
under credit agreement (a)    500,000  370,000
Republic of Peru loan participation
under 1983 agreement    240,000  174,300
TOTAL OTHER SECURITIES
(Cost $1,502,915)   1,784,500
REPURCHASE AGREEMENTS - 6.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88% dated
12/29/95 due 1/2/96  $ 4,952,233  4,949,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $77,412,363)  $ 80,414,114
CURRENCY ABBREVIATIONS
ARS - Argentine peso
AUD - Australian dollar
ATS - Austrian schilling
BEF - Belgian franc
GBP - British pound
CAD - Canadian dollar
DKK - Danish krone
NLG - Dutch guilder
FRF - French franc
DEM - German deutsche mark
ITL - Italian lira
JPY - Japanese yen
PLN - Polish zlota
ZAR - South African rand
ESP - Spanish peseta
SEK - Swedish krona
LEGEND
(1.) Non-income producing
(2.) Principal amount is stated in United States dollars unless otherwise noted.
(3.) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(4.) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
(5.) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
(6.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,665,634 or 7.1% of net assets.
(7.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(8.) Some foreign government obligations have not been individually rated by S&P or Moody's. The ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(9.) Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
(10.) Principal amount in thousands.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 39.0% AAA, AA, A 38.2%
Baa 0.3% BBB  0.4%
Ba 6.4% BB  10.5%
B 31.2% B  24.8%
Caa 2.9% CCC  2.7%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by either S&P or Moody's amounted to 7.3%. FMR has determined that unrated debt securities that are lower quality account for 3.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  66.9%
Brazil  3.9
Canada  3.6
Multi-National  3.2
Argentina  2.7
Germany  2.6
Mexico  2.5
United Kingdom  2.3
Republic of Russia  1.5
France  1.4
Panama  1.2
Venezuela  1.1
Italy  1.1
Ireland  1.0
Others (individually less than 1%)  5.0
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1995, the aggregate cost of investment securities for income tax purposes was $77,426,708. Net unrealized appreciation aggregated $2,987,406, of which $3,387,304 related to appreciated investment securities and $399,898 related to depreciated investment securities. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                 $ 80,414,114
agreements of $4,949,000) (cost $77,412,363) -
See accompanying schedule

Cash                                                                      775,731

Receivable for investments sold                                           108,416

Dividends receivable                                                      23,288

Interest receivable                                                       1,352,481

Prepaid expenses                                                          9,127

 TOTAL ASSETS                                                             82,683,157

LIABILITIES

Payable for investments purchased                           $ 932,349
Regular delivery

 Delayed delivery                                            1,975,042

Distributions payable                                        241,417

Accrued management fee                                       26,878

Distribution fees payable                                    32,093

Other payables and accrued expenses                          87,827

 TOTAL LIABILITIES                                                        3,295,606

NET ASSETS                                                               $ 79,387,551

Net Assets consist of:                                                   $ 75,821,112
Paid in capital

Undistributed net investment income                                       33,845

Accumulated undistributed net realized gain (loss) on                     530,954
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                             3,001,640
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                               $ 79,387,551

CALCULATION OF MAXIMUM OFFERING PRICE                                     $11.00
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($52,626,017 (divided by) 4,782,675 shares)

Maximum offering price per share (100/95.25 of $11.00)                    $11.55

CLASS B:                                                                  $11.01
NET ASSET VALUE, offering price and redemption price per

 share ($26,654,100 (divided by) 2,420,771 shares) A

INSTITUTIONAL CLASS:                                                      $11.03
NET ASSET VALUE, offering price and redemption price per

 share ($107,434 (divided by) 9,740 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME                                                       $ 98,226
Dividends

Interest                                                                 3,906,748

 TOTAL INCOME                                                            4,004,974

EXPENSES

Management fee                                             $ 277,990

Transfer agent fees                                         67,377
Class A

 Class B                                                    37,484

 Institutional Class                                        443

Distribution fees                                           68,959
Class A

 Class B                                                    186,313

Accounting fees and expenses                                45,067

Non-interested trustees' compensation                       161

Custodian fees and expenses                                 15,450

Registration fees                                           58,085
Class A

 Class B                                                    52,103

 Institutional Class                                        14,413

Audit                                                       34,970

Legal                                                       2,239

Reports to shareholders                                     535

Miscellaneous                                               361

 Total expenses before reductions                           861,950

 Expense reductions                                         (95,753)     766,197

NET INVESTMENT INCOME                                                    3,238,777

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      2,578,567

 Foreign currency transactions                              (56,757)     2,521,810

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      2,993,350

 Assets and liabilities in foreign currencies               9,110        3,002,460

NET GAIN (LOSS)                                                          5,524,270

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 8,763,047
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED      OCTOBER 31, 1994
                                                         DECEMBER 31,    (COMMENCEMENT
                                                         1995            OF OPERATIONS) TO
                                                                         DECEMBER 31,
                                                                         1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 3,238,777     $ 93,779
Net investment income

 Net realized gain (loss)                                 2,521,810       (166,394)

 Change in net unrealized appreciation (depreciation)     3,002,460       (820)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          8,763,047       (73,435)
FROM OPERATIONS

Distributions to shareholders
From net investment income

  Class A                                                 (2,143,447)     (53,334)

  Class B                                                 (1,275,191)     (45,552)

  Institutional Class                                     (3,950)         -

 From net realized gain                                   (1,060,007)     -
 Class A

  Class B                                                 (539,517)       -

  Institutional Class                                     (2,175)         -

 TOTAL DISTRIBUTIONS                                      (5,024,287)     (98,886)

Share transactions - net increase (decrease)              55,582,973      20,238,139

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 59,321,733      20,065,818

NET ASSETS

 Beginning of period                                      20,065,818      -

 End of period (including under (over) distribution      $ 79,387,551    $ 20,065,818
of net investment income of $33,845 and
$(163,199), respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED DECEMBER 31,

                                                        1995       1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.920    $ 10.000

Income from Investment Operations

 Net investment income                                   .885       .064 E

 Net realized and unrealized gain (loss)                 1.231      (.046)

 Total from investment operations                        2.116      .018

Less Distributions

 From net investment income                              (.806)     (.098)

 From net realized gain                                  (.230)     -

 Total distributions                                     (1.036)    (.098)

Net asset value, end of period                          $ 11.000   $ 9.920

TOTAL RETURN B, C                                        22.02%     .17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 52,626   $ 10,687

Ratio of expenses to average net assets                  1.35% F    1.35% A,
                                                                    F

Ratio of net investment income to average net assets     7.28%      5.80% A

Portfolio turnover                                       193%       104% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSES WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                        YEARS ENDED DECEMBER
                                                        31,

                                                        1995                    1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 9.910                 $ 10.000

Income from Investment Operations

 Net investment income                                   .820                    .072 E

 Net realized and unrealized gain (loss)                 1.237                   (.078)

 Total from investment operations                        2.057                   (.006)

Less Distributions

 From net investment income                              (.727)                  (.084)

 From net realized gain                                  (.230)                  -

 Total distributions                                     (.957)                  (.084)

Net asset value, end of period                          $ 11.010                $ 9.910

TOTAL RETURN B, C                                        21.35%                  (.06)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 26,654                $ 9,379

Ratio of expenses to average net assets                  2.10% F                 2.10% A
                                                                                , F

Ratio of net investment income to average net assets     6.53%                   5.06% A

Portfolio turnover                                       193%                    104% A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1994.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSES WOULD HAVE BEEN HIGHER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                        YEAR ENDED
                                                        DECEMBER 31,

                                                        1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.890

Income from Investment Operations

 Net investment income                                   .456

 Net realized and unrealized gain (loss)                 .340

 Total from investment operations                        .796

Less Distributions

 From net investment income                              (.426)

 From net realized gain                                  (.230)

 Total distributions                                     (.656)

Net asset value, end of period                          $ 11.030

TOTAL RETURN B, C                                        7.47%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 107

Ratio of expenses to average net assets                  1.10% A,
                                                         E

Ratio of net investment income to average net assets     7.53% A

Portfolio turnover                                       193%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
E FMR VOLUNTARILY AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSES WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Institutional Class shares on July 3, 1995. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INCOME TAXES - CONTINUED
all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income, gains on investments or currency repatriation. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission , the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in
60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price.
For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $138,949,977 and $84,673,087, respectively, of which U.S. government and government agency obligations aggregated $56,996,735 and $40,384,492, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period,
FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .45%. For the period, the management fee was equivalent to an annual rate of .60% of average net assets.
The Board of Trustees has approved a new group fee rate schedule with rates ranging from .1100% to .3700%. Effective January 1, 1996, FMR voluntarily agreed to implement this new group fee rate schedule as it results in the same or a lower management fee.
DISTRIBUTION AND SERVICE PLAN.
In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ( "Class A Plan"), Class B shares ( "Class B Plan"), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25% and 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class B distribution plan. Under the revised plan, the fee is based on an annual rate of .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $68,959 and $186,313 under the Class A Plan and Class B Plan, respectively, of which $62,957 and $46,578 were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares, respectively, and providing shareholder support services. Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties during the period under the Plans amounted to $89, $0, and $0 for Class A, Class B, and Institutional Class, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $842,000 on sales of Class A shares of the fund, of which $741,095 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $23,689 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. The Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24%,
 .20%, and .87% (annualized) of average net assets for Class A, Class B, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.35%, 2.10%, and 1.10% of average net assets for Class A, Class B, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $43,412, $37,644, and $14,697 for Class A, Class B, and Institutional Class, respectively.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   DECEMBER 31, DECEMBER 31,
DECEMBER 31, DECEMBER 31,
 1995 B  1994 A 1995 B  1994 A

CLASS A
Shares sold  4,244,040  1,089,553 $ 45,511,133 $ 10,913,598
Reinvestment of distributions  252,211  4,800  2,745,208  47,705
Shares redeemed  (791,295)  (16,634)  (8,398,421)  (187,175)
Net increase (decrease)  3,704,956  1,077,719 $ 39,857,920 $ 10,774,128
CLASS B
Shares sold  1,562,341  983,229 $ 16,458,839 $ 9,833,907
Reinvestment of distributions  147,710  4,120  1,605,499  40,895
Shares redeemed  (235,345)  (41,284)  (2,445,410)  (410,791)
Net increase (decrease)  1,474,706  946,065 $ 15,618,928 $ 9,464,011
INSTITUTIONAL CLASS
Shares sold  9,183  - $ 100,000 $ -
Reinvestment of distributions  557  -  6,125  -
Shares redeemed  (-)  -  (-)  -
Net increase (decrease)  9,740  - $ 106,125 $ -
A SHARE TRANSACTIONS FOR CLASS A AND CLASS B ARE FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1994.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Strategic Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the period October 31, 1994 (commencement of operations) to December 31, 1994 and the financial highlights for the year then ended and for the period October 31, 1994 (commencement of operations) to December 31, 1994 for Classes A and B and July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995 for the Institutional Class. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VIII: Fidelity Advisor Strategic Income Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period October 31, 1994 (commencement of operations) to December 31, 1994, and the financial highlights for the year then ended and for the period October 31, 1994 (commencement of operations) to December 31, 1994 for Class A and Class B and July 3, 1995 (commencement of sale of Institutional Class shares) to December 31, 1995 for the Institutional Class, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 6, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Strategic Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A: 2/5/96 2/2/96 $0.06
Class B: 2/5/96 2/2/96 $0.06
Institutional Class: 2/5/96 2/2/96 $0.06



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity Investments Japan Limited,
Tokyo, Japan
Fidelity International Investment Advisors,
Pembroke, Bermuda
Fidelity International Investment Advisors (U.K.) Limited, London, England OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class A
Fidelity Investments Institutional
Operations Company
Boston, MA - Class B
CUSTODIAN
Bank of New York
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets
Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government
Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)
* INDEPENDENT TRUSTEES